UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number              811-03651

                            Touchstone Strategic Trust - June Funds

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
                             Cincinnati, Ohio 45202-4203

(Address of principal executive offices) (Zip code)

Jill T. McGruder
303 Broadway, Suite 1100
                              Cincinnati, Ohio 45202-4203
(Name and address of agent for service)

Registrant's telephone number, including area code:   800-638-8194

Date of fiscal year end:    June 30

Date of reporting period:    December 31, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

December 31, 2019

(Unaudited)

Semi-Annual Report

Touchstone Strategic Trust
Touchstone Balanced Fund
Touchstone International Equity Fund
Touchstone International Growth Opportunities Fund
Touchstone International Small Cap Fund
Touchstone Large Cap Focused Fund
Touchstone Large Cap Fund
Touchstone Large Company Growth Fund
Touchstone Ohio Tax-Free Bond Fund
Touchstone Small Company Fund
Touchstone Value Fund

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Touchstone Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the shareholder reports from Touchstone Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, annual and semi-annual shareholder reports will be available on the Touchstone Funds’ website ( TouchstoneInvestments.com/Resources), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future annual and semi-annual shareholder reports in paper, free of charge. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive paper copies of shareholder reports through the mail or otherwise change your delivery method, contact your financial intermediary or, if you hold your shares directly through Touchstone Funds, visit TouchstoneInvestments.com/Resources/Edelivery or call Touchstone Funds toll-free at 1.800.543.0407. Your election to receive shareholder reports in paper will apply to all Touchstone Funds that you hold through the financial intermediary, or directly with Touchstone.

This report identifies the Funds’ investments on December 31, 2019. These holdings are subject to change. Not all investments in each Fund performed the same, nor is there any guarantee that these investments will perform as well in the future. Market forecasts provided in this report may not occur.

Tabular Presentation of Portfolios of Investments (Unaudited)

December 31, 2019

The tables below provide each Fund’s geographic allocation, credit quality and/or sector allocation. We hope it will be useful to shareholders as it summarizes key information about each Fund’s investments.

Touchstone Balanced Fund
Credit Quality*	(% of Fixed Income Securities)
AAA/Aaa	54.0%
AA/Aa	6.0
A/A	12.1
BBB/Baa	20.7
Not Rated	7.2
100.0%

Sector Allocation**	(% of Net Assets)
Fixed Income Securities	34.9%
Common Stocks
Information Technology	15.0
Health Care	9.3
Communication Services	8.6
Consumer Discretionary	7.7
Financials	7.5
Industrials	6.4
Consumer Staples	3.4
Energy	1.8
Materials	1.6
Real Estate	1.1
Exchange-Traded Fund	1.5
Short-Term Investment Fund	1.1
Other Assets/Liabilities (Net)	0.1
Total	100.0%

Touchstone International Equity Fund
Geographic Allocation	(% of Net Assets)
Common Stocks
United Kingdom	17.8%
Germany	13.2
France	11.2
Switzerland	9.5
Japan	6.4
Canada	6.1
China	5.1
Hong Kong	3.4
Denmark	3.2
South Korea	3.1
Luxembourg	2.9
Norway	2.4
Ireland	2.4
Mexico	2.3
India	2.3
Greece	2.1
Netherlands	1.6
Preferred Stock	1.1
Short-Term Investment Fund	4.0
Other Assets/Liabilities (Net)	(0.1)
Total	100.0%

* Credit quality ratings are from Standard & Poor’s (“S&P”) and Moody’s Investors Service (“Moody’s”). If agency ratings differ, the higher rating will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

** Sector classifications are based upon the Global Industry Classification Standard (GICS®).

Tabular Presentation of Portfolios of Investments (Unaudited) (Continued)

Touchstone International Growth Opportunities Fund
Geographic Allocation	(% of Net Assets)
Common Stocks
China	29.4%
France	16.1
Switzerland	13.4
Germany	8.8
United Kingdom	5.0
Japan	4.8
Canada	4.5
United States	4.4
India	4.3
Singapore	3.6
Australia	2.0
Italy	1.9
South Korea	1.1
Short-Term Investment Funds	0.8
Other Assets/Liabilities (Net)	(0.1)
Total	100.0%

Touchstone International Small Cap Fund
Geographic Allocation	(% of Net Assets)
Common Stocks
Japan	27.4%
United Kingdom	13.1
Australia	7.7
France	6.6
Germany	4.6
Sweden	4.1
Switzerland	3.9
Italy	3.9
Netherlands	3.5
Canada	3.5
Singapore	2.5
Ireland	2.4
Austria	2.1
Denmark	1.6
India	1.5
Finland	1.5
Argentina	1.5
Spain	1.3
Taiwan	1.2
Portugal	1.1
Luxembourg	1.0
South Korea	1.0
China	1.0
Exchange-Traded Fund	1.5
Short-Term Investment Funds	3.1
Other Assets/Liabilities (Net)	(2.6)
Total	100.0%

Tabular Presentation of Portfolios of Investments (Unaudited) (Continued)

Touchstone Large Cap Focused Fund
Sector Allocation*	(% of Net Assets)
Information Technology	23.9%
Communication Services	14.1
Health Care	13.0
Consumer Discretionary	12.4
Financials	11.2
Industrials	7.5
Consumer Staples	5.1
Energy	3.5
Real Estate	2.6
Materials	1.0
Exchange-Traded Funds	5.6
Short-Term Investment Funds	1.5
Other Assets/Liabilities (Net)	(1.4)
Total	100.0%

Touchstone Large Cap Fund
Sector Allocation*	(% of Net Assets)
Financials	22.3%
Consumer Discretionary	16.9
Information Technology	14.6
Industrials	10.9
Communication Services	9.8
Materials	9.6
Consumer Staples	7.0
Health Care	4.4
Energy	2.8
Short-Term Investment Fund	1.8
Other Assets/Liabilities (Net)	(0.1)
Total	100.0%

Touchstone Large Company Growth Fund
Sector Allocation*	(% of Net Assets)
Information Technology	42.5%
Communication Services	20.5
Consumer Discretionary	18.7
Health Care	16.4
Consumer Staples	1.6
Short-Term Investment Fund	0.3
Other Assets/Liabilities (Net)	0.0
Total	100.0%

Touchstone Ohio Tax-Free Bond Fund
Credit Quality**	(% of Fixed Income Securities)
AAA/Aaa	8.8%
AA/Aa	74.5
A/A	11.1
BBB/Baa	4.8
Not Rated	0.8
Total	100.0%

Portfolio Allocation	(% of Net Assets)
Fixed Rate Revenue Bonds	71.2%
General Obligation Bonds	21.9
Pre-refunded/Escrowed to Maturity	5.2
Variable Rate Demand Notes	1.2
Other Assets/Liabilities (Net)	0.5
Total	100.0%

* Sector classifications are based upon the Global Industry Classification Standard (GICS®).

** Credit quality ratings are from Standard & Poor’s (“S&P”) and Moody’s Investors Service (“Moody’s”). If agency ratings differ, the higher rating will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Tabular Presentation of Portfolios of Investments (Unaudited) (Continued)

Touchstone Small Company Fund
Sector Allocation*	(% of Net Assets)
Information Technology	22.6%
Health Care	21.8
Industrials	21.6
Consumer Discretionary	17.2
Financials	9.7
Communication Services	4.1
Consumer Staples	2.5
Real Estate	1.3
Energy	1.3
Short-Term Investment Fund	3.7
Other Assets/Liabilities (Net)	(5.8)
Total	100.0%

Touchstone Value Fund
Sector Allocation*	(% of Net Assets)
Financials	19.0%
Industrials	15.6
Energy	13.0
Consumer Discretionary	11.7
Information Technology	11.6
Health Care	11.2
Materials	7.1
Utilities	5.0
Communication Services	3.2
Real Estate	1.1
Short-Term Investment Fund	1.6
Other Assets/Liabilities (Net)	(0.1)
Total	100.0%

* Sector classifications are based upon the Global Industry Classification Standard (GICS®).

Portfolio of Investments

Touchstone Balanced Fund – December 31, 2019 (Unaudited)

		Market
	Shares	Value

Common Stocks — 62.4%

Information Technology — 15.0%
Accenture PLC - Class A	30,000	$6,317,100
Apple, Inc.	48,000	14,095,200
International Business Machines Corp.	15,869	2,127,081
Microsoft Corp.	89,192	14,065,578
Oracle Corp.	11,308	599,098
salesforce.com, Inc.*	3,733	607,135
Texas Instruments, Inc.	60,000	7,697,400
Visa, Inc. - Class A	53,000	9,958,700
		55,467,292

Health Care — 9.3%
Alcon, Inc. (Switzerland)*	5,751	325,334
AmerisourceBergen Corp.	23,954	2,036,569
Amgen, Inc.	15,000	3,616,050
Becton Dickinson and Co.	13,000	3,535,610
Biogen, Inc.*	5,000	1,483,650
Bristol-Myers Squibb Co.	45,000	2,888,550
CVS Health Corp.	10,000	742,900
Johnson & Johnson	42,167	6,150,900
Merck & Co., Inc.	31,591	2,873,201
Novartis AG (Switzerland) ADR	28,756	2,722,906
Stryker Corp.	10,047	2,109,267
UnitedHealth Group, Inc.	20,000	5,879,600
		34,364,537

Communication Services — 8.6%
Alphabet, Inc. - Class C*	6,000	8,022,120
AT&T, Inc.	28,740	1,123,159
Comcast Corp. - Class A	120,000	5,396,400
Facebook, Inc. - Class A*	31,011	6,365,008
Fox Corp. - Class A	66,476	2,464,265
Netflix, Inc.*	7,763	2,511,874
Verizon Communications, Inc.	38,782	2,381,215
Walt Disney Co. (The)	24,772	3,582,774
		31,846,815

Consumer Discretionary — 7.7%
Alibaba Group Holding Ltd. (China) ADR*	14,912	3,162,835
Amazon.com, Inc.*	5,666	10,469,861
Carnival Corp.	18,121	921,090
Garrett Motion, Inc. (Switzerland)*	3,500	34,965
Home Depot, Inc. (The)	6,400	1,397,632
JD.com, Inc. (China) ADR*	59,294	2,088,928
Marriott International, Inc. - Class A	12,326	1,866,526
McDonald’s Corp.	20,469	4,044,879
TJX Cos., Inc. (The)	43,017	2,626,618
Yum China Holdings, Inc. (China)	37,118	1,782,035
		28,395,369

Financials — 7.5%
American Express Co.	20,384	2,537,604
Berkshire Hathaway, Inc. - Class B*	38,287	8,672,005
CME Group, Inc.	10,160	2,039,315
Goldman Sachs Group, Inc. (The)	19,828	4,559,052
JPMorgan Chase & Co.	39,000	5,436,600
S&P Global, Inc.	5,996	1,637,208
Signature Bank/NewYork NY	21,629	2,954,738
		27,836,522

Industrials — 6.4%
Boeing Co. (The)	10,646	3,468,041
Canadian National Railway Co. (Canada)	32,000	2,894,400
General Dynamics Corp.	14,000	2,468,900
Honeywell International, Inc.	35,000	6,195,000
Hubbell, Inc.	13,790	2,038,438
Resideo Technologies, Inc.*	5,833	69,588
United Technologies Corp.	22,000	3,294,720
Verisk Analytics, Inc.	20,000	2,986,800
		23,415,887

Consumer Staples — 3.4%
Kraft Heinz Co. (The)	30,000	963,900
Monster Beverage Corp.*	36,008	2,288,308
PepsiCo, Inc.	8,485	1,159,645
Philip Morris International, Inc.	40,000	3,403,600
Procter & Gamble Co. (The)	12,856	1,605,714
Unilever NV (United Kingdom)	51,016	2,931,379
		12,352,546

Energy — 1.8%
Chevron Corp.	20,000	2,410,200
Exxon Mobil Corp.	38,000	2,651,640
Schlumberger Ltd.	37,700	1,515,540
		6,577,380

Materials — 1.6%
Corteva, Inc.	12,820	378,959
Dow, Inc.	12,820	701,639
DuPont de Nemours, Inc.	33,878	2,174,968
Linde PLC (United Kingdom)	12,000	2,554,800
		5,810,366

Real Estate — 1.1%
Jones Lang LaSalle, Inc.	11,184	1,947,023
Simon Property Group, Inc. REIT	14,256	2,123,574
		4,070,597
Total Common Stocks		$230,137,311

Principal
Amount

	U.S. Treasury Obligations — 11.2%
$3,275,000	U.S. Treasury Bond, 2.250%, 8/15/49	3,185,961
15,355,000	U.S. Treasury Note, 1.500%, 10/31/24	15,227,242
10,400,000	U.S. Treasury Note, 1.500%, 11/30/24	10,315,906
12,610,000	U.S. Treasury Note, 1.750%, 11/15/29	12,429,716
	Total U.S. Treasury Obligations	$41,158,825

Touchstone Balanced Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 10.8%

	Financials — 2.9%
$151,000	Allstate Corp. (The), Ser B, 5.750%, 8/15/53	$162,336
440,000	American Express Co., 3.000%, 10/30/24	454,926
355,000	Bank of America Corp., 3.705%, 4/24/28	379,586
535,000	Bank of America Corp. MTN, 4.000%, 1/22/25	570,683
390,000	Bank of Montreal (Canada), 3.803%, 12/15/32	406,750
449,000	Bank of New York Mellon Corp. (The) MTN, 2.950%, 1/29/23	461,125
435,000	Barclays PLC (United Kingdom), 4.610%, 2/15/23	454,359
330,000	Citigroup, Inc., 3.200%, 10/21/26	342,404
197,000	Citigroup, Inc., 4.750%, 5/18/46	235,638
466,000	Corestates Capital III, 144a, (3M LIBOR+0.570%), 2.480%, 2/15/27(A)	439,205
305,000	Credit Suisse AG/New York NY(Switzerland) MTN, 3.625%, 9/9/24	324,491
345,000	Fifth Third Bancorp, 2.875%, 7/27/20	346,435
440,000	Goldman Sachs Group, Inc. (The), (3M LIBOR +1.000%), 2.936%, 7/24/23(A)	444,260
150,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28	159,598
350,000	Goldman Sachs Group, Inc. (The), 5.250%, 7/27/21	367,297
335,000	HSBC Holdings PLC (United Kingdom), 3.900%, 5/25/26	357,352
562,000	Huntington Bancshares, Inc., 4.000%, 5/15/25	607,331
350,000	JPMorgan Chase & Co., (3M LIBOR+0.730%), 2.664%, 4/23/24(A)	350,943
270,000	JPMorgan Chase & Co., 3.250%, 9/23/22	279,354
425,000	JPMorgan Chase & Co., 3.509%, 1/23/29	451,739
416,000	Lloyds Banking Group PLC (United Kingdom), 3.574%, 11/7/28	434,672
470,000	Morgan Stanley, 3.950%, 4/23/27	504,266
278,000	New York Life Global Funding, 144a, 3.000%, 1/10/28	288,203
300,000	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	316,219
370,000	PNC Bank NA, 2.700%, 11/1/22	377,107
513,000	Truist Bank, Ser A, (3M LIBOR+0.670%), 2.580%, 5/15/27(A)	482,220
380,000	Truist Financial Corp. MTN, 2.850%, 10/26/24	392,621
270,000	Wells Fargo & Co., 4.125%, 8/15/23	286,697
63,000	Wells Fargo & Co. MTN, 4.100%, 6/3/26	67,940
		10,745,757

	Health Care — 1.1%
114,000	Abbott Laboratories, 3.750%, 11/30/26	124,562
365,000	AbbVie, Inc., 4.450%, 5/14/46	390,947
260,000	Allergan Funding SCS, 3.800%, 3/15/25	273,236
322,000	Allergan Sales LLC, 144a, 5.000%, 12/15/21	336,789
299,000	Bristol-Myers Squibb Co., 144a, 5.000%, 8/15/45	383,555
312,000	Cigna Corp., 4.375%, 10/15/28	345,661
327,000	Cigna Corp., 144a, 3.300%, 2/25/21	331,181
264,000	CommonSpirit Health, 4.187%, 10/1/49	263,953
475,000	CVS Health Corp., 4.300%, 3/25/28	518,910
230,000	CVS Health Corp., 5.125%, 7/20/45	272,853
399,000	DH Europe Finance II Sarl (Luxembourg), 3.250%, 11/15/39	402,444
410,000	UnitedHealth Group, Inc., 3.500%, 8/15/39	430,578
		4,074,669

	Information Technology — 1.1%
899,000	Apple, Inc., 2.750%, 1/13/25	928,979
110,000	Apple, Inc., 4.650%, 2/23/46	138,023
400,000	Broadcom, Inc., 144a, 3.125%, 4/15/21	404,856
398,000	Fiserv, Inc., 3.500%, 7/1/29	418,329
430,000	Global Payments, Inc., 2.650%, 2/15/25	431,957
290,000	Micron Technology, Inc., 4.640%, 2/6/24	314,735
210,000	Microsoft Corp., 3.500%, 2/12/35	231,394
430,000	NXP BV / NXP Funding LLC (Netherlands), 144a, 5.350%, 3/1/26	485,652
351,000	Oracle Corp., 2.650%, 7/15/26	359,068
297,000	Visa, Inc., 4.150%, 12/14/35	350,340
		4,063,333

	Energy — 0.9%
224,000	Boardwalk Pipelines LP, 4.450%, 7/15/27	232,242
270,000	Canadian Natural Resources Ltd. (Canada), 6.250%, 3/15/38	351,354
280,000	Cenovus Energy, Inc. (Canada), 5.250%, 6/15/37	310,348
350,000	Cheniere Corpus Christi Holdings LLC, 7.000%, 6/30/24	403,336
301,000	Columbia Pipeline Group, Inc., 4.500%, 6/1/25	330,272
400,000	Diamondback Energy, Inc., 2.875%, 12/1/24	404,671
243,000	Energy Transfer Partners LP, 4.950%, 6/15/28	266,283
406,000	MPLX LP, (3M LIBOR +1.100%),2.985%, 9/9/22(A)	407,622
89,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	114,915
307,000	Petroleos Mexicanos (Mexico), 4.500%, 1/23/26	305,711
228,000	Petroleos Mexicanos (Mexico), 144a, 6.840%, 1/23/30	243,126

Touchstone Balanced Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 10.8% (Continued)

	Energy — (Continued)
$100,000	Shell International Finance BV (Netherlands), 1.875%, 5/10/21	$100,117
		3,469,997

	Industrials — 0.9%
97,860	Air Canada 2015-1 Class A Pass Through Trust (Canada), 144a, 3.600%, 3/15/27	102,116
418,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	564,395
370,000	CRH America Finance, Inc., 144a, 4.500%, 4/4/48	404,001
377,000	Eagle Materials, Inc., 4.500%, 8/1/26	391,427
166,000	Embraer Netherlands Finance BV (Netherlands), 5.050%, 6/15/25	181,979
167,000	Embraer Netherlands Finance BV (Netherlands), 5.400%, 2/1/27	187,960
280,000	FedEx Corp., 5.100%, 1/15/44	307,321
212,000	General Electric Co., 4.125%, 10/9/42	218,708
210,000	Norfolk Southern Corp., 4.837%, 10/1/41	248,872
396,000	Republic Services, Inc., 2.500%, 8/15/24	400,535
330,000	Vulcan Materials Co., 4.500%, 4/1/25	355,671
		3,362,985

	Consumer Staples — 0.9%
514,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 2/1/46	609,667
205,000	General Mills, Inc., 3.200%, 4/16/21	208,701
380,000	Grupo Bimbo SAB de CV (Mexico), 144a, 4.500%, 1/25/22	395,034
475,000	Imperial Brands Finance PLC (United Kingdom), 144a, 4.250%, 7/21/25	501,310
340,000	Kraft Heinz Foods Co., 6.875%, 1/26/39	424,810
167,000	Kroger Co. (The), 5.000%, 4/15/42	186,013
400,000	Mars, Inc., 144a, 3.875%, 4/1/39	442,316
114,000	Mondelez International, Inc., 3.625%, 5/7/23	119,536
351,000	Reynolds American, Inc., 4.450%, 6/12/25	377,987
		3,265,374

	Communication Services — 0.8%
552,000	AT&T, Inc., 3.800%, 3/15/22	572,980
18,000	AT&T, Inc., 4.500%, 5/15/35	20,058
155,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	192,158
257,000	Comcast Corp., 4.000%, 3/1/48	285,312
267,000	Cox Communications, Inc., 144a, 3.350%, 9/15/26	275,576
148,000	Deutsche Telekom International Finance BV (Netherlands), 8.750%, 6/15/30	218,034
392,000	Tencent Holdings Ltd. (China), 144a, 3.975%, 4/11/29	423,343
130,000	Verizon Communications, Inc., 4.672%, 3/15/55	160,625
285,000	Verizon Communications, Inc., 5.012%, 4/15/49	365,403
400,000	Walt Disney Co.(The), 1.750%, 8/30/24	396,965
		2,910,454

	Real Estate — 0.8%
390,000	Boston Properties LP REIT, 3.200%, 1/15/25	404,855
403,000	Crown Castle International Corp. REIT, 3.650%, 9/1/27	426,501
322,000	Equinix, Inc. REIT, 2.900%, 11/18/26	322,564
288,000	Mid-America Apartments LP, REIT, 3.750%, 6/15/24	303,805
149,000	Sabra Health Care LP REIT, 5.125%, 8/15/26	160,477
418,000	SBA Tower Trust REIT, 144a, 2.836%, 1/15/25	422,261
487,000	VEREIT Operating Partnership LP REIT, 4.600%, 2/6/24	526,198
309,000	Welltower, Inc. REIT, 4.250%, 4/1/26	336,487
		2,903,148

	Utilities — 0.6%
258,000	American Water Capital Corp., 6.593%, 10/15/37	364,258
105,000	DTE Energy Co., 3.700%, 8/1/23	109,618
237,000	Duke Energy Progress LLC, 4.150%, 12/1/44	267,945
238,000	Edison International, 4.125%, 3/15/28	244,217
388,000	Electricite de France SA (France), 144a, 4.500%, 9/21/28	431,593
76,000	Oncor Electric Delivery Co. LLC, 3.800%, 9/30/47	83,897
125,000	PacifiCorp., 5.750%, 4/1/37	165,421
277,000	Virginia Electric & Power Co., 3.300%, 12/1/49	279,693
259,000	WEC Energy Group, Inc., (3M LIBOR+2.113%), 4.022%, 5/15/67(A)	241,214
		2,187,856

	Consumer Discretionary — 0.6%
242,000	Ashtead Capital, Inc., 144a, 4.375%, 8/15/27	250,772
89,000	AutoNation, Inc., 5.500%, 2/1/20	89,227
190,000	Ford Motor Credit Co. LLC, 4.542%, 8/1/26	194,429
180,000	Ford Motor Credit Co. LLC, 5.584%, 3/18/24	194,857
150,000	General Motors Financial Co., Inc., 3.950%, 4/13/24	156,818

Touchstone Balanced Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 10.8% (Continued)

	Consumer Discretionary — (Continued)
$285,000	Home Depot, Inc. (The), 5.950%, 4/1/41	$402,715
398,000	Marriott International, Inc., 2.125%, 10/3/22	398,765
394,000	Walmart, Inc., 2.850%, 7/8/24	408,793
		2,096,376

	Materials — 0.2%
250,000	Braskem America Finance Co., 144a, 7.125%, 7/22/41	286,250
398,000	Sherwin-Williams Co. (The), 4.500%, 6/1/47	452,400
		738,650
	Total Corporate Bonds	$39,818,599

	U.S. Government Mortgage-Backed Obligations — 5.5%
2,986	FHLMC, Pool #G08062, 5.000%, 6/1/35	3,294
452,464	FHLMC, Pool #G08637, 4.000%, 4/1/45	479,765
186	FHLMC, Pool #G18091, 6.000%, 12/1/20	188
5,362	FHLMC, Pool #P00020, 6.500%, 10/1/22	5,371
2,020,171	FHLMC, Pool #Q02664, 4.500%, 8/1/41	2,195,354
2,922,477	FHLMC, Pool #Q29056, 4.000%, 10/1/44	3,098,657
1,480,286	FHLMC, Pool #Q29260, 4.000%, 10/1/44	1,569,509
31	FNMA, Pool #687301, 6.000%, 11/1/32	34
1,156	FNMA, Pool #690305, 5.500%, 3/1/33	1,244
564,198	FNMA, Pool #725423, 5.500%, 5/1/34	635,025
527,192	FNMA, Pool #725610, 5.500%, 7/1/34	592,506
64,713	FNMA, Pool #748895, 6.000%, 12/1/33	68,232
297,505	FNMA, Pool #AD9193, 5.000%, 9/1/40	328,084
680,742	FNMA, Pool #AH8925, 4.500%, 3/1/41	739,123
829,424	FNMA, Pool #AL2860, 3.000%, 12/1/42	854,591
363,568	FNMA, Pool #AL5718, 3.500%, 9/1/44	384,646
819,463	FNMA, Pool #AL9409, 3.500%, 11/1/31	852,239
542,684	FNMA, Pool #AR9195, 3.000%, 3/1/43	559,026
1,087,021	FNMA, Pool #AS4707, 3.500%, 4/1/45	1,146,975
1,234,140	FNMA, Pool #AS8703, 2.500%, 2/1/32	1,252,250
1,597,525	FNMA, Pool #AZ7347, 3.000%, 11/1/45	1,636,067
1,666,621	FNMA, Pool #BC1809, 3.500%, 5/1/46	1,739,368
855,197	FNMA, Pool #FM1227, 3.000%, 4/1/32	878,043
1,002,911	GNMA, Pool #5175, 4.500%, 9/20/41	1,083,459
	Total U.S. Government Mortgage-Backed Obligations	$20,103,050

	Asset-Backed Securities — 3.9%
393,440	Adams Outdoor Advertising LP, Ser 2018-1, Class A, 144a, 4.810%, 11/15/48	408,248
450,000	Apidos CLO XVIII (Cayman Islands), Ser 2018-18A, Class A1, 144a, (3M LIBOR + 1.140%), 3.093%, 10/22/30(A)	448,049
575,000	Benefit Street Partners CLO XIX Ltd. (Cayman Islands), Ser 2019-19A, Class B, 144a, 5.266%, 1/15/33(A)	575,000
465,000	CIFC Funding Ltd. (Cayman Islands), Ser 2016-1A, Class A1R, 144a, (3M LIBOR + 1.350%), 3.316%, 10/21/31(A)	465,027
194,040	Domino’s Pizza Master Issuer LLC, Ser 2017-1A, Class A2II, 144a, 3.082%, 7/25/47	194,195
868,438	Driven Brands Funding LLC, Ser 2019-1A, Class A2, 144a, 4.641%, 4/20/49	897,886
836,843	Elara HGV Timeshare Issuer LLC, Ser 2019-A, Class B, 144a, 2.910%, 1/25/34	831,928
758,330	GLS Auto Receivables Issuer Trust, Ser 2019-3A, Class A, 144a, 2.580%, 7/17/23	758,670
677,057	Hertz Vehicle Financing II LP, Ser 2016-2A, Class B, 144a, 3.940%, 3/25/22	685,958
1,350,000	Hertz Vehicle Financing II LP, Ser 2016-4A, Class A, 144a, 2.650%, 7/25/22	1,357,141
700,000	Jack In The Box Funding LLC, Ser 2019-1A, Class A2I, 144a, 3.982%, 8/25/49	705,159
378,000	Jersey Mike’s Funding, Ser 2019-1A, Class A2, 144a, 4.433%, 2/15/50	378,372
830,875	Jimmy Johns Funding LLC, Ser 2017-1A, Class A2I, 144a, 3.610%, 7/30/47	832,229
450,000	Kabbage Funding LLC, Ser 2019-1, Class A, 144a, 3.825%, 3/15/24	454,967
850,000	Madison Park Funding XXXV Ltd. (Cayman Islands), Ser 2015-18A, Class BR, 144a, (3M LIBOR + 1.600%), 3.566%, 10/21/30(A)	839,366
465,000	Madison Park Funding XXXV Ltd. (Cayman Islands), Ser 2019-35A, Class A2A, 144a, (3M LIBOR + 1.650%), 3.616%, 4/20/31(A)	465,292
575,000	OHA Loan Funding Ltd. (Cayman Islands), Ser 2015-1A, Class B1R2, 144a, (3M LIBOR + 1.900%), 3.751%, 11/15/32(A)	574,999
915,000	STWD Ltd. (Cayman Islands), Ser 2019-FL1, Class A, 144a, (1M LIBOR + 1.080%), 2.820%, 7/15/38(A)	914,428
699,530	Towd Point Mortgage Trust, Ser 2019-1, Class A1, 144a, 3.750%, 3/25/58(A)(B)	726,271

Touchstone Balanced Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Asset-Backed Securities — 3.9% (Continued)
$465,000	Voya CLO Ltd. (Cayman Islands), Ser 2019-2A, Class A, 144a, (3M LIBOR + 1.270%), 3.523%, 7/20/32(A)	$465,201
1,323,000	Wendy’s Funding LLC, Ser 2018-1A, Class A2I, 144a, 3.573%, 3/15/48	1,336,825
	Total Asset-Backed Securities	$14,315,211

	Non-Agency Collateralized Mortgage Obligations — 1.8%
425,391	Agate Bay Mortgage Trust, Ser 2013-1, Class B3, 144a, 3.605%, 7/25/43(A)(B)	430,549
881,804	Agate Bay Mortgage Trust, Ser 2015-4, Class B2, 144a, 3.577%, 6/25/45(A)(B)	881,379
755,468	Agate Bay Mortgage Trust, Ser 2015-7, Class B1, 144a, 3.757%, 10/25/45(A)(B)	775,719
841,600	CSMC Trust, Ser 2013-IVR3, Class B2, 144a, 3.446%, 5/25/43(A)(B)	849,614
757,177	CSMC Trust, Ser 2015-1, Class B3, 144a, 3.935%, 1/25/45(A)(B)	758,200
857,525	CSMC Trust, Ser 2015-WIN1, Class B3, 144a, 3.859%, 12/25/44(A)(B)	870,401
708,089	CSMC Trust, Ser 2018-RPL9, Class A, 144a, 3.850%, 9/25/57(A)(B)	737,827
749,427	JP Morgan Mortgage Trust, Ser 2017-1, Class B2, 144a, 3.539%, 1/25/47(A)(B)	762,976
694,574	Sequoia Mortgage Trust, Ser 2015-2, Class A19, 144a, 3.500%, 5/25/45(A)(B)	697,860
	Total Non-Agency Collateralized Mortgage Obligations	$6,764,525

Shares

Exchange-Traded Fund — 1.5%
iShares JP Morgan USD Emerging Markets Bond ETF	49,202	$5,636,581

Principal
Amount

	Commercial Mortgage-Backed Securities — 1.0%
$825,000	BANK, Ser 2018-BN14, Class A3, 3.966%, 9/15/60	908,142
915,000	BHMS, Ser 2018-ATLS, Class A, 144a, (1M LIBOR + 1.250%), 2.990%, 7/15/35(A)	914,193
700,000	GS Mortgage Securities Trust, Ser 2017-FARM, Class B, 144a, 3.541%, 1/10/43(A)(B)	718,843
825,000	SG Commercial Mortgage Securities Trust, Ser 2019-787E, Class A, 144a, 4.163%, 2/15/41	903,157
295,696	Wells Fargo Commercial Mortgage Trust, Ser 2018-BXI, Class C, 144a, (1M LIBOR + 1.156%), 2.896%, 12/15/36(A)	294,229
	Total Commercial Mortgage-Backed Securities	$3,738,564

	Agency Collateralized Mortgage Obligations — 0.5%
996,137	FHLMC REMIC, Ser 3859 Class JB, 5.000%, 5/15/41	1,085,273
595,933	GNMA, Ser 2010-169, Class AW, 4.500%, 12/20/40	635,144
7,259,252	GNMA, Ser 2012-147, Class IO, 0.560%, 4/16/54(A)(B)(C)	237,866
	Total Agency Collateralized Mortgage Obligations	$1,958,283

	Sovereign Government Obligations — 0.2%
238,000	Colombia Government International Bond, 5.000%, 6/15/45	276,437
417,000	Province of Ontario Canada, 1.875%, 5/21/20	417,010
	Total Sovereign Government Obligations	$693,447

Shares

Short-Term Investment Fund — 1.1%
Dreyfus Government Cash Management, Institutional Shares, 1.51%∞Ω	3,890,460	$3,890,460

Total Investment Securities —99.9%
(Cost $241,999,458)	$368,214,856

Other Assets in Excess of Liabilities — 0.1%	528,100

Net Assets — 100.0%	$368,742,956

(A)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2019.

(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(C)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2019.

Touchstone Balanced Fund (Unaudited) (Continued)

Portfolio Abbreviations:

ADR - American Depositary Receipt

CLO - Collateralized Loan Obligation

ETF - Exchange-Traded Fund

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

MTN - Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

USD - United States Dollar

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019, these securities were valued at $31,188,431 or 8.5% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$230,137,311	$—	$—	$230,137,311
U.S. Treasury Obligations	—	41,158,825	—	41,158,825
Corporate Bonds	—	39,818,599	—	39,818,599
U.S. Government Mortgage-Backed Obligations	—	20,103,050	—	20,103,050
Asset-Backed Securities	—	14,315,211	—	14,315,211
Non-Agency Collateralized Mortgage Obligations	—	6,764,525	—	6,764,525
Exchange-Traded Fund	5,636,581	—	—	5,636,581
Commercial Mortgage-Backed Securities	—	3,738,564	—	3,738,564
Agency Collateralized Mortgage Obligations	—	1,958,283	—	1,958,283
Sovereign Government Obligations	—	693,447	—	693,447
Short-Term Investment Fund	3,890,460	—	—	3,890,460
Total	$239,664,352	$128,550,504	$—	$368,214,856

See accompanying Notes to Financial Statements.

Portfolio of Investments

Touchstone International Equity Fund – December 31, 2019 (Unaudited)

		Market
	Shares	Value

Common Stocks — 95.0%

United Kingdom — 17.8%

Communication Services — 2.2%
ITV PLC	1,640,000	$3,281,273

Consumer Discretionary — 3.1%
InterContinental Hotels Group PLC	67,000	4,603,889

Consumer Staples — 2.0%
Reckitt Benckiser Group PLC	37,000	3,005,454

Health Care — 2.2%
ConvaTec Group PLC, 144a	1,240,000	3,263,348

Industrials — 2.1%
Bunzl PLC	111,000	3,036,182

Information Technology — 2.2%
Spectris PLC	85,000	3,275,700

Real Estate — 4.0%
Foxtons Group PLC*	1,750,000	2,039,884
Savills PLC	263,000	3,953,997
Total United Kingdom		26,459,727

Germany — 13.2%

Health Care — 3.2%
Fresenius SE & Co. KGaA	85,000	4,783,246

Industrials — 6.5%
Brenntag AG	100,000	5,425,670
Norma Group SE	101,000	4,305,085

Information Technology — 3.5%
SAP SE	27,000	3,634,153
Siltronic AG	15,000	1,507,093
Total Germany		19,655,247

France — 11.2%

Communication Services — 5.1%
Eutelsat Communications SA	147,000	2,389,255
JCDecaux SA	167,000	5,147,661

Consumer Discretionary — 2.3%
Cie Generale des Etablissements Michelin SCA	28,000	3,445,655

Energy — 3.8%
CGG SA*	826,000	2,703,885
TOTAL SA	54,000	2,996,488
Total France		16,682,944

Switzerland — 9.5%

Consumer Staples — 2.5%
Nestle SA	35,000	3,789,285

Health Care — 4.2%
Novartis AG	28,000	2,651,309
Roche Holding AG	11,000	3,575,031

Industrials — 2.8%
Adecco Group AG	65,000	4,109,446
Total Switzerland		14,125,071

Japan — 6.4%

Communication Services — 1.9%
Nippon Telegraph & Telephone Corp.	112,000	2,830,653

Consumer Discretionary — 2.3%
USS Co. Ltd.	186,000	3,516,014

Industrials — 2.2%
FANUC Corp.	17,500	3,231,636
Total Japan		9,578,303

Canada — 6.1%

Information Technology — 1.8%
BlackBerry Ltd.*	419,000	2,689,980

Materials — 4.3%
Barrick Gold Corp.	167,000	3,101,952
Pretium Resources, Inc.*	300,000	3,339,000
Total Canada		9,130,932

China — 5.1%

Communication Services — 2.2%
Tencent Holdings Ltd.	68,000	3,275,979

Consumer Discretionary — 2.9%
Alibaba Group Holding Ltd. ADR*	20,500	4,348,050
Total China		7,624,029

Hong Kong — 3.4%

Consumer Discretionary — 3.4%
Cafe de Coral Holdings Ltd.	466,000	1,103,833
Galaxy Entertainment Group Ltd.	540,000	3,975,272
Total Hong Kong		5,079,105

Denmark — 3.2%

Industrials — 3.2%
ISS A/S	198,000	4,750,978

South Korea — 3.1%

Information Technology — 3.1%
Samsung Electronics Co. Ltd.	97,000	4,674,127

Luxembourg — 2.9%

Industrials — 2.9%
Befesa SA, 144a	100,000	4,262,460

Touchstone International Equity Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 95.0% (Continued)

Norway — 2.4%

Energy — 2.4%
TGS NOPEC Geophysical Co. ASA	120,000	$3,650,861

Ireland — 2.4%

Health Care — 2.4%
Medtronic PLC	32,000	3,630,400

Mexico — 2.3%

Consumer Staples — 2.3%
Gruma SAB de CV - Class B	340,000	3,484,786

India — 2.3%

Consumer Discretionary — 0.5%
PC Jeweller Ltd.*	2,200,000	750,510

Financials — 1.8%
Indian Energy Exchange Ltd., 144a*	1,340,000	2,680,820
Total India		3,431,330

Greece — 2.1%

Consumer Discretionary — 2.1%
OPAP SA	235,000	3,057,479

Netherlands — 1.6%

Energy — 1.6%
Core Laboratories NV	62,000	2,335,540
Total Common Stocks		$141,613,319

Preferred Stock — 1.1%

Germany — 1.1%

Materials — 1.1%
FUCHS PETROLUB SE	34,000	$1,689,238

Short-Term Investment Fund — 4.0%
Dreyfus Government Cash Management, Institutional Shares,1.51%∞Ω	5,880,347	$5,880,347

Total Investment Securities —100.1%
(Cost $135,968,118)		$149,182,904

Liabilities in Excess of Other Assets — (0.1%)		(155,874)

Net Assets — 100.0%		$149,027,030

*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-day SEC yield as of December 31, 2019.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019, these securities were valued at $10,206,628 or 6.8% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
United Kingdom	$9,030,063	$17,429,664	$—	$26,459,727
Germany	4,305,085	15,350,162	—	19,655,247
France	7,536,916	9,146,028	—	16,682,944
Switzerland	—	14,125,071	—	14,125,071
Japan	—	9,578,303	—	9,578,303
Canada	9,130,932	—	—	9,130,932
China	4,348,050	3,275,979	—	7,624,029
Hong Kong	—	5,079,105	—	5,079,105
Denmark	4,750,978	—	—	4,750,978
South Korea	—	4,674,127	—	4,674,127
Luxembourg	4,262,460	—	—	4,262,460
Norway	3,650,861	—	—	3,650,861
Ireland	3,630,400	—	—	3,630,400
Mexico	3,484,786	—	—	3,484,786
India	3,431,330	—	—	3,431,330
Greece	—	3,057,479	—	3,057,479
Netherlands	2,335,540	—	—	2,335,540
Preferred Stock	—	1,689,238	—	1,689,238
Short-Term Investment Fund	5,880,347	—	—	5,880,347
Total	$65,777,748	$83,405,156	$—	$149,182,904

See accompanying Notes to Financial Statements.

Portfolio of Investments

Touchstone International Growth Opportunities Fund – December 31, 2019 (Unaudited)

		Market
	Shares	Value

Common Stocks — 99.3%

China — 29.4%

Communication Services — 6.4%
Tencent Holdings Ltd.	47,125	$2,270,302

Consumer Discretionary — 14.4%
Alibaba Group Holding Ltd. ADR*	11,685	2,478,388
JD.com, Inc. ADR*	23,390	824,030
New Oriental Education & Technology Group, Inc. ADR*	14,765	1,790,256

Consumer Staples — 6.5%
Kweichow Moutai Co. Ltd. - Class A	5,500	935,975
Wuliangye Yibin Co. Ltd. - Class A	71,228	1,363,125

Financials — 2.1%
Ping An Insurance Group Co. of China Ltd. - Class H	63,300	749,059
Total China		10,411,135

France — 16.1%

Consumer Discretionary — 1.8%
Kering SA	970	639,148

Industrials — 10.5%
Airbus SE	9,690	1,422,155
Safran SA	9,740	1,504,434
Thales SA	7,460	774,197

Information Technology — 3.8%
Capgemini SE	11,095	1,355,289
Total France		5,695,223

Switzerland — 13.4%

Consumer Staples — 3.2%
Coca-Cola HBC AG*	33,150	1,126,304

Health Care — 10.2%
Alcon, Inc.*	14,255	807,426
Medacta Group SA, 144a*	7,485	559,944
Sonova Holding AG	6,880	1,572,827
Straumann Holding AG	705	691,557
Total Switzerland		4,758,058

Germany — 8.8%

Communication Services — 2.0%
Stroeer SE & Co. KGaA	8,810	709,786

Information Technology — 6.8%
Netcompany Group A/S, 144a*	6,135	291,930
SAP SE	10,335	1,391,073
Wirecard AG	6,000	723,496
Total Germany		3,116,285

United Kingdom — 5.0%

Health Care — 3.7%
AstraZeneca PLC	12,980	1,299,194

Information Technology — 1.3%
Endava PLC ADR*	10,365	483,009
Total United Kingdom		1,782,203

Japan — 4.8%

Consumer Discretionary — 1.9%
ZOZO, Inc.	34,500	659,807

Industrials — 2.9%
Recruit Holdings Co. Ltd.	27,400	1,026,277
Total Japan		1,686,084

Canada — 4.5%

Consumer Discretionary — 1.7%
Dollarama, Inc.	17,735	609,536

Industrials — 2.8%
Canadian Pacific Railway Ltd.	3,915	998,129
Total Canada		1,607,665

United States — 4.4%

Communication Services — 2.9%
Alphabet, Inc. - Class A*	385	515,665
Facebook, Inc. - Class A*	2,520	517,230

Information Technology — 1.5%
Microsoft Corp.	3,270	515,679
Total United States		1,548,574

India — 4.3%

Financials — 4.3%
HDFC Bank Ltd. ADR	23,900	1,514,543

Singapore — 3.6%

Financials — 3.6%
DBS Group Holdings Ltd.	65,300	1,259,065

Australia — 2.0%

Consumer Discretionary — 2.0%
Aristocrat Leisure Ltd.	29,750	702,967

Italy — 1.9%

Information Technology — 1.9%
Nexi SpA, 144a*	48,808	677,779

South Korea — 1.1%

Consumer Discretionary — 1.1%
Fila Korea Ltd.	8,565	391,367
Total Common Stocks		$35,150,948

Touchstone International Growth Opportunities Fund (Unaudited) (Continued)

		Market
	Shares	Value

Short-Term Investment Fund — 0.8%
Dreyfus Government Cash Management, Institutional Shares, 1.51%∞Ω	285,862	$285,862

Total Investment Securities —100.1%
(Cost $28,154,056)		$35,436,810

Liabilities in Excess of Other Assets — (0.1%)		(33,081)

Net Assets — 100.0%		$35,403,729

*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-day SEC yield as of December 31, 2019.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019, these securities were valued at $1,529,654 or 4.3% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
China	$5,092,674	$5,318,461	$—	$10,411,135
France	2,129,486	3,565,737	—	5,695,223
Switzerland	1,686,248	3,071,810	—	4,758,058
Germany	1,015,426	2,100,859	—	3,116,285
United Kingdom	483,009	1,299,194	—	1,782,203
Japan	—	1,686,084	—	1,686,084
Canada	1,607,665	—	—	1,607,665
United States	1,548,574	—	—	1,548,574
India	1,514,543	—	—	1,514,543
Singapore	—	1,259,065	—	1,259,065
Australia	—	702,967	—	702,967
Italy	677,779	—	—	677,779
South Korea	—	391,367	—	391,367
Short-Term Investment Fund	285,862	—	—	285,862
Total	$16,041,266	$19,395,544	$—	$35,436,810

See accompanying Notes to Financial Statements.

Portfolio of Investments

Touchstone International Small Cap Fund – December 31, 2019 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.0%

Japan — 27.4%

Communication Services — 2.0%
Fuji Media Holdings, Inc.	110,100	$1,563,239
Vision, Inc./Tokyo Japan*†	85,400	1,416,391

Consumer Discretionary — 2.8%
Kyoritsu Maintenance Co. Ltd.	40,100	1,899,080
Marui Group Co. Ltd.	97,300	2,372,423

Consumer Staples — 2.6%
Morinaga & Co. Ltd.	40,000	1,920,886
Morinaga Milk Industry Co. Ltd.	51,200	2,087,618

Financials — 2.5%
Aruhi Corp.	86,400	1,774,071
Zenkoku Hosho Co. Ltd.	47,400	2,012,721

Health Care — 1.4%
Ship Healthcare Holdings, Inc.	45,200	2,085,135

Industrials — 6.6%
Japan Airport Terminal Co. Ltd.	42,700	2,369,215
Kamigumi Co. Ltd.	80,918	1,778,729
Seino Holdings Co. Ltd.	135,754	1,834,113
Sohgo Security Services Co. Ltd.	34,100	1,845,660
TechnoPro Holdings, Inc.	31,800	2,219,356

Information Technology — 7.5%
Azbil Corp.	71,800	2,022,298
Digital Garage, Inc.	43,200	1,805,216
Hosiden Corp.	158,800	2,006,364
Nihon Unisys Ltd.	71,300	2,236,610
NS Solutions Corp.	39,400	1,294,635
Ulvac, Inc.	50,500	1,992,937

Materials — 2.0%
Tokuyama Corp.	60,200	1,566,473
Zeon Corp.	112,700	1,402,502
Total Japan		41,505,672

United Kingdom — 13.1%

Consumer Discretionary — 2.6%
Redrow PLC	188,968	1,864,787
SSP Group PLC	233,422	2,009,740

Financials — 2.6%
Ashmore Group PLC	275,809	1,891,937
Intermediate Capital Group PLC	98,194	2,094,091

Health Care — 1.6%
Dechra Pharmaceuticals PLC	64,334	2,471,288

Industrials — 4.9%
Aggreko PLC	206,054	2,275,434
Babcock International Group PLC	218,567	1,822,200
HomeServe PLC	109,302	1,830,037
Pagegroup PLC	213,640	1,480,025

Information Technology — 1.4%
Avast PLC, 144a	343,322	2,059,173
Total United Kingdom		19,798,712

Australia — 7.7%

Energy — 2.1%
Beach Energy Ltd.	927,836	1,641,112
Worley Ltd.	145,476	1,571,513

Financials — 1.7%
Challenger Ltd.	442,002	2,515,225

Health Care — 1.4%
Ansell Ltd.	107,582	2,190,682

Industrials — 1.3%
ALS Ltd.	294,572	1,896,574

Real Estate — 1.2%
Charter Hall Group REIT	238,973	1,861,192
Total Australia		11,676,298

France — 6.6%

Health Care — 1.7%
Korian SA	54,135	2,545,518

Industrials — 2.3%
Nexans SA	37,970	1,858,018
SPIE SA	84,344	1,723,833

Information Technology — 2.6%
Alten SA	17,598	2,220,714
SOITEC*	16,049	1,694,390
Total France		10,042,473

Germany — 4.6%

Communication Services — 1.2%
Stroeer SE & Co. KGaA	23,320	1,878,799

Materials — 1.2%
Salzgitter AG	80,523	1,777,418

Real Estate — 2.2%
Alstria Office AG REIT	100,815	1,894,160
TAG Immobilien AG	55,376	1,376,474
Total Germany		6,926,851

Sweden — 4.1%

Industrials — 2.9%
Loomis AB	58,319	2,414,613
Saab AB	61,370	2,056,074

Materials — 1.2%
Hexpol AB	178,501	1,754,223
Total Sweden		6,224,910

Touchstone International Small Cap Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 98.0% (Continued)

Switzerland — 3.9%

Health Care — 0.8%
Siegfried Holding AG	2,534	$1,226,364

Industrials — 3.1%
Sulzer AG	20,645	2,301,366
Wizz Air Holdings PLC, 144a*	47,240	2,441,863
Total Switzerland		5,969,593

Italy — 3.9%

Consumer Discretionary — 1.2%
Freni Brembo SpA	144,413	1,791,588

Materials — 1.7%
Buzzi Unicem SpA	102,800	2,591,271

Utilities — 1.0%
Iren SpA	484,199	1,500,114
Total Italy		5,882,973

Netherlands — 3.5%

Financials — 1.2%
ASR Nederland NV	48,819	1,829,517

Health Care — 1.3%
Pharming Group NV*	1,079,921	1,898,787

Industrials — 1.0%
TKH Group NV	28,181	1,583,856
Total Netherlands		5,312,160

Canada — 3.5%

Industrials — 1.0%
Boyd Group Services, Inc.	10,083	1,568,493

Materials — 0.9%
Interfor Corp.*	117,890	1,331,829

Utilities — 1.6%
Capital Power Corp.†	89,115	2,360,067
Total Canada		5,260,389

Singapore — 2.5%

Industrials — 1.3%
ComfortDelGro Corp. Ltd.	1,118,200	1,978,553

Real Estate — 1.2%
Mapletree Commercial Trust REIT	1,006,330	1,788,266
Total Singapore		3,766,819

Ireland — 2.4%

Consumer Staples — 1.7%
Greencore Group PLC	716,685	2,538,846

Health Care — 0.7%
UDG Healthcare PLC	104,481	1,115,468
Total Ireland		3,654,314

Austria — 2.1%

Industrials — 1.2%
ANDRITZ AG	43,091	1,856,071

Real Estate — 0.9%
IMMOFINANZ AG	51,580	1,382,789
Total Austria		3,238,860

Denmark — 1.6%

Consumer Staples — 1.6%
Royal Unibrew A/S	26,611	2,436,667

India — 1.5%

Information Technology — 1.5%
WNS Holdings Ltd. ADR*	33,948	2,245,660

Finland — 1.5%

Materials — 1.5%
Huhtamaki OYJ	48,322	2,242,911

Argentina — 1.5%

Information Technology — 1.5%
Globant SA*	20,944	2,221,111

Spain — 1.3%

Health Care — 1.3%
Almirall SA	116,677	1,916,033

Taiwan — 1.2%

Information Technology — 1.2%
Chipbond Technology Corp.	772,000	1,734,891

Portugal — 1.1%

Financials — 1.1%
Banco Comercial Portugues SA	7,268,368	1,658,656

Luxembourg — 1.0%

Real Estate — 1.0%
Grand City Properties SA	64,425	1,545,037

South Korea — 1.0%

Industrials — 1.0%
Samsung Engineering Co. Ltd.*	92,827	1,534,080

Touchstone International Small Cap Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 98.0% (Continued)

China — 1.0%

Consumer Discretionary — 1.0%
Xtep International Holdings Ltd.	2,812,500	$1,494,459
Total Common Stocks		$148,289,529

Exchange-Traded Fund — 1.5%

United States — 1.5%
iShares MSCI EAFE Small-Cap ETF	36,678	$2,284,306

Short-Term Investment Funds — 3.1%
Dreyfus Government Cash Management, Institutional Shares, 1.51%∞Ω	811,001	811,001
Invesco Government & Agency Portfolio, Institutional Class, 1.50%**∞Ω	3,881,514	3,881,514
Total Short-Term Investment Funds		$4,692,515

Total Investment Securities —102.6%
(Cost $131,156,047)		$155,266,350

Liabilities in Excess of Other Assets — (2.6%)		(3,964,538)
Net Assets — 100.0%		$151,301,812

*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2019 was $3,697,869.
∞	Open-End Fund.
Ω	Represents the 7-day SEC yield as of December 31, 2019.

Portfolio Abbreviations:

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

PLC - Public Limited Company

REIT- Real Estate Investment Trust

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019, these securities were valued at $4,501,036 or 3.0% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Japan	$—	$41,505,672	$—	$41,505,672
United Kingdom	15,631,341	4,167,371	—	19,798,712
Australia	—	11,676,298	—	11,676,298
France	4,766,232	5,276,241	—	10,042,473
Germany	3,270,634	3,656,217	—	6,926,851
Sweden	4,470,687	1,754,223	—	6,224,910
Switzerland	—	5,969,593	—	5,969,593
Italy	3,291,702	2,591,271	—	5,882,973
Netherlands	1,898,787	3,413,373	—	5,312,160
Canada	5,260,389	—	—	5,260,389
Singapore	1,788,266	1,978,553	—	3,766,819
Ireland	1,115,468	2,538,846	—	3,654,314
Austria	3,238,860	—	—	3,238,860
Denmark	2,436,667	—	—	2,436,667
India	2,245,660	—	—	2,245,660
Finland	2,242,911	—	—	2,242,911
Argentina	2,221,111	—	—	2,221,111
Spain	1,916,033	—	—	1,916,033
Taiwan	—	1,734,891	—	1,734,891
Portugal	—	1,658,656	—	1,658,656
Luxembourg	1,545,037	—	—	1,545,037
South Korea	—	1,534,080	—	1,534,080
China	—	1,494,459	—	1,494,459
Exchange-Traded Fund	2,284,306	—	—	2,284,306
Short-Term Investment Funds	4,692,515	—	—	4,692,515
Total	$64,316,606	$90,949,744	$—	$155,266,350

See accompanying Notes to Financial Statements.

Portfolio of Investments

Touchstone Large Cap Focused Fund – December 31, 2019 (Unaudited)

		Market
	Shares	Value

Common Stocks — 94.3%

Information Technology — 23.9%
Accenture PLC - Class A	72,715	$15,311,598
Apple, Inc.	340,315	99,933,500
Cisco Systems, Inc.	584,365	28,026,145
International Business Machines Corp.	126,938	17,014,770
Microsoft Corp.	658,018	103,769,439
Oracle Corp.	413,559	21,910,356
salesforce.com, Inc.*	177,898	28,933,331
Texas Instruments, Inc.	164,701	21,129,491
Visa, Inc. - Class A	475,920	89,425,368
		425,453,998

Communication Services — 14.1%
Alphabet, Inc. - Class C*	57,000	76,210,140
AT&T, Inc.	140,021	5,472,021
Baidu, Inc. (China) ADR*	35,866	4,533,462
Comcast Corp. - Class A	947,256	42,598,102
Facebook, Inc. - Class A*	270,892	55,600,583
Fox Corp. - Class A	543,444	20,145,469
Netflix, Inc.*	64,980	21,025,579
Walt Disney Co. (The)	173,087	25,033,573
		250,618,929

Health Care — 13.0%
AmerisourceBergen Corp.	146,959	12,494,454
Amgen, Inc.	58,315	14,057,997
Becton Dickinson and Co.	82,860	22,535,434
Biogen, Inc.*	73,557	21,826,569
Bristol-Myers Squibb Co.	371,691	23,858,845
Johnson & Johnson	331,738	48,390,622
Merck & Co., Inc.	249,063	22,652,280
Novartis AG (Switzerland) ADR	191,666	18,148,854
Stryker Corp.	24,318	5,105,321
UnitedHealth Group, Inc.	140,161	41,204,531
		230,274,907

Consumer Discretionary — 12.4%
Alibaba Group Holding Ltd. (China) ADR*	119,331	25,310,105
Amazon.com, Inc.*	46,083	85,154,011
Booking Holdings, Inc.*	4,805	9,868,173
Carnival Corp.	231,991	11,792,103
Garrett Motion, Inc. (Switzerland)*	23,988	239,640
Home Depot, Inc. (The)	55,322	12,081,218
JD.com, Inc. (China) ADR*	466,788	16,444,941
Marriott International, Inc. - Class A	50,834	7,697,793
McDonald’s Corp.	103,209	20,395,130
TJX Cos, Inc. (The)	236,793	14,458,581
Yum China Holdings, Inc. (China)	362,791	17,417,596
		220,859,291

Financials — 11.2%
American Express Co.	47,346	5,894,104
Berkshire Hathaway, Inc. - Class B*	306,243	69,364,039
CME Group, Inc.	74,811	15,016,064
Goldman Sachs Group, Inc. (The)	132,225	30,402,494
JPMorgan Chase & Co.	325,000	45,305,000
S&P Global, Inc.	21,909	5,982,252
Signature Bank/NewYork NY	193,112	26,381,030
		198,344,983

Industrials — 7.5%
Boeing Co. (The)	34,536	11,250,447
Deere & Co.	123,002	21,311,327
FedEx Corp.	19,742	2,985,188
Honeywell International, Inc.	107,698	19,062,546
Hubbell, Inc.	110,731	16,368,256
Resideo Technologies, Inc.*	39,981	476,973
Union Pacific Corp.	120,621	21,807,071
United Technologies Corp.	208,281	31,192,163
Verisk Analytics, Inc.	57,892	8,645,591
		133,099,562

Consumer Staples — 5.1%
Kraft Heinz Co. (The)	183,288	5,889,043
Monster Beverage Corp.*	301,779	19,178,055
PepsiCo, Inc.	66,079	9,031,017
Philip Morris International, Inc.	275,000	23,399,750
Procter & Gamble Co. (The)	102,476	12,799,252
Unilever NV (United Kingdom)	370,454	21,286,287
		91,583,404

Energy — 3.5%
Chevron Corp.	172,149	20,745,676
Exxon Mobil Corp.	455,000	31,749,900
Schlumberger Ltd.	248,127	9,974,705
		62,470,281

Real Estate — 2.6%
Jones Lang LaSalle, Inc.	162,650	28,315,738
Simon Property Group, Inc. REIT	119,436	17,791,187
		46,106,925

Materials — 1.0%
DuPont de Nemours, Inc.	264,690	16,993,098
Total Common Stocks		$1,675,805,378

Exchange-Traded Funds — 5.6%
SPDR S&P 500 ETF Trust	230,000	74,027,800
Utilities Select Sector SPDR Fund†	385,000	24,878,700
Total Exchange-Traded Funds		$98,906,500

Short-Term Investment Funds — 1.5%
Dreyfus Government Cash Management, Institutional Shares, 1.51%∞Ω	2,301,054	2,301,054
Invesco Government & Agency Portfolio, Institutional Class, 1.50%**∞Ω	24,044,775	24,044,775
Total Short-Term Investment Funds		$26,345,829

Touchstone Large Cap Focused Fund (Unaudited) (Continued)

Market
Value
Total Investment Securities — 101.4%
(Cost $965,034,485)	$1,801,057,707

Liabilities in Excess of Other Assets — (1.4%)	(24,869,175)

Net Assets — 100.0%	$1,776,188,532

*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2019 was $23,631,534.
∞	Open-End Fund.
Ω	Represents the 7-day SEC yield as of December 31, 2019.

Portfolio Abbreviations:

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SPDR - Standard & Poor’s Depositary Receipt

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,675,805,378	$—	$—	$1,675,805,378
Exchange-Traded Funds	98,906,500	—	—	98,906,500
Short-Term Investment Funds	26,345,829	—	—	26,345,829
Total	$1,801,057,707	$—	$—	$1,801,057,707

See accompanying Notes to Financial Statements.

Portfolio of Investments

Touchstone Large Cap Fund – December 31, 2019 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.3%

Financials — 22.3%
Alleghany Corp.*	13,919	$11,129,215
Berkshire Hathaway, Inc. - Class B*	97,064	21,984,996
BlackRock, Inc.	22,348	11,234,340
Charles Schwab Corp. (The)	164,089	7,804,073
Progressive Corp. (The)	121,825	8,818,912
Wells Fargo & Co.	160,732	8,647,382
		69,618,918

Consumer Discretionary — 16.9%
CarMax, Inc.*	120,321	10,548,542
Carnival Corp.	187,655	9,538,504
Dollar Tree, Inc.*	72,429	6,811,947
Home Depot, Inc. (The)	46,508	10,156,417
Lowe’s Cos., Inc.	39,853	4,772,795
O’Reilly Automotive, Inc.*	24,798	10,867,971
		52,696,176

Information Technology — 14.6%
Apple, Inc.	80,685	23,693,150
Cisco Systems, Inc.	182,579	8,756,489
Visa, Inc. - Class A	69,003	12,965,664
		45,415,303

Industrials — 10.9%
FedEx Corp.	55,229	8,351,177
General Dynamics Corp.	40,118	7,074,809
Norfolk Southern Corp.	55,223	10,720,441
Southwest Airlines Co.	144,849	7,818,949
		33,965,376

Communication Services — 9.8%
Alphabet, Inc. - Class C*	12,606	16,854,474
Fox Corp. - Class A	232,258	8,609,804
Verizon Communications, Inc.	81,954	5,031,976
		30,496,254

Materials — 9.6%
Air Products & Chemicals, Inc.	40,260	9,460,697
Martin Marietta Materials, Inc.	40,458	11,313,675
NewMarket Corp.	18,902	9,196,201
		29,970,573

Consumer Staples — 7.0%
Altria Group, Inc.	212,893	10,625,490
Nestle SA (Switzerland) ADR	104,256	11,286,755
		21,912,245

Health Care — 4.4%
Bristol-Myers Squibb Co.	93,591	6,007,606
Pfizer, Inc.	197,815	7,750,392
		13,757,998

Energy — 2.8%
Chevron Corp.	73,067	8,805,304
Total Common Stocks		$306,638,147

Short-Term Investment Fund — 1.8%
Dreyfus Government Cash Management, Institutional Shares, 1.51%∞Ω	5,529,500	$5,529,500

Total Investment Securities —100.1%
(Cost $226,200,951)		$312,167,647

Liabilities in Excess of Other Assets — (0.1%)		(175,141)

Net Assets — 100.0%		$311,992,506

* Non-income producing security.

∞ Open-End Fund.

Ω Represents the 7-day SEC yield as of December 31, 2019.

Portfolio Abbreviations:

ADR - American Depositary Receipt

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$306,638,147	$—	$—	$306,638,147
Short-Term Investment Fund	5,529,500	—	—	5,529,500
Total	$312,167,647	$—	$—	$312,167,647

See accompanying Notes to Financial Statements.

Portfolio of Investments

Touchstone Large Company Growth Fund – December 31, 2019 (Unaudited)

		Market
	Shares	Value

Common Stocks — 99.7%

Information Technology — 42.5%
Adobe, Inc.*	47,450	$15,649,484
Automatic Data Processing, Inc.	53,905	9,190,802
EPAM Systems, Inc.*	25,275	5,362,344
Global Payments, Inc.	23,520	4,293,811
Intuit, Inc.	20,750	5,435,048
Microsoft Corp.	117,800	18,577,060
Palo Alto Networks, Inc.*	26,225	6,064,531
PayPal Holdings, Inc.*	79,650	8,615,740
Visa, Inc. - Class A	64,150	12,053,785
		85,242,605

Communication Services — 20.5%
Alphabet, Inc. - Class A*	10,960	14,679,714
Facebook, Inc. - Class A*	52,425	10,760,231
Sirius XM Holdings, Inc.	625,300	4,470,895
Tencent Holdings Ltd. (China) ADR	232,775	11,175,528
		41,086,368

Consumer Discretionary — 18.7%
Alibaba Group Holding Ltd. (China) ADR*	66,550	14,115,255
Amazon.com, Inc.*	5,000	9,239,200
Booking Holdings, Inc.*	2,735	5,616,952
Burlington Stores, Inc.*	18,375	4,190,051
Royal Caribbean Cruises Ltd.	32,900	4,392,479
		37,553,937

Health Care — 16.4%
Abbott Laboratories	52,225	4,536,264
Becton Dickinson and Co.	22,650	6,160,121
Boston Scientific Corp.*	67,250	3,041,045
Elanco Animal Health, Inc.*	141,175	4,157,604
Neurocrine Biosciences, Inc.*	21,025	2,259,977
Thermo Fisher Scientific, Inc.	13,600	4,418,232
Zoetis, Inc.	62,000	8,205,700
		32,778,943

Consumer Staples — 1.6%
Monster Beverage Corp.*	48,900	3,107,595
Total Common Stocks		$199,769,448

Short-Term Investment Fund — 0.3%
Dreyfus Government Cash Management, Institutional Shares, 1.51%∞Ω	668,225	$668,225

Total Investment Securities — 100.0%
(Cost $100,730,729)		$200,437,673

Other Assets in Excess of Liabilities — 0.0%		47,312

Net Assets — 100.0%		$200,484,985

* Non-income producing security.

∞ Open-End Fund.

Ω Represents the 7-day SEC yield as of December 31, 2019.

Portfolio Abbreviations:

ADR - American Depositary Receipt

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$199,769,448	$—	$—	$199,769,448
Short-term Investment Fund	668,225	—	—	668,225
Total	$200,437,673	$—	$—	$200,437,673

See accompanying Notes to Financial Statements.

Portfolio of Investments

Touchstone Ohio Tax-Free Bond Fund – December 31, 2019 (Unaudited)

Principal		Interest	Maturity	Market
Amount		Rate	Date	Value

	Fixed Rate Revenue Bonds — 71.2%
$500,000	New Albany OH Cmnty Auth (Ref) Ser C	5.000%	10/01/24	$549,540
375,000	Univ of Akron OH (Ref) Ser A	5.000	01/01/28	424,620
650,000	Montgomery Co Oh Rev (Unrefunded Catholic Hlth Initiatives)	5.250	05/01/29	738,614
750,000	Cleveland OH Income Tax Rev (Ref Sub Lien) Ser B 2	5.000	10/01/29	887,850
500,000	Hamilton Co OH Hosp Facs Rev (Uc Hlth)	5.000	02/01/30	561,190
1,000,000	Butler Co OH Hosp Facs (Ref Cincinnati Children’s Hosp)	5.000	05/15/30	1,309,080
1,000,000	Hamilton Co OH Student Rev (Ref Stratford Heights Proj)	5.000	06/01/30	1,015,060
200,000	Dayton OH Wtr Sys Rev	4.000	12/01/30	227,490
1,000,000	Green OH Cmnty Learning Ctr (Ref)	4.000	12/01/30	1,071,820
500,000	Butler Co OH Hosp Facs (Kettering Health Network Oblig)	5.250	04/01/31	521,180
1,000,000	Wright OH St Univ (Gen Recpts) Ser A	5.000	05/01/31	1,038,960
750,000	Middleburg Heights OH Hosp Rev (Facs Southwest Gen)	5.125	08/01/31	790,162
1,000,000	Kent OH St Univ Rev (Gen Recpts) Ser A	4.500	05/01/32	1,062,160
1,000,000	Hamilton Co OH Hlth Care Facs (Christ Hosp Proj)	5.250	06/01/32	1,095,960
1,000,000	Cuyahoga Co OH COP (Convention Hotel Proj)	5.000	12/01/32	1,127,960
1,060,000	OH St EDR (Enterprise Bd Fd) Ser 7	4.750	12/01/32	1,091,927
500,000	OH St Univ Ser A	4.000	12/01/32	548,820
150,000	OH Univ Gen Recpts Athens (Ref) Ser A	5.000	12/01/32	181,569
390,000	Port Of Gtr Cincinnati Dev Aut	4.000	12/01/32	446,265
265,000	OH St Hgr Edl Fac Commis (Ref Xavier Univ) Ser C	5.000	05/01/33	303,626
1,080,000	Hamilton Co OH Hosp Facs Rev (Ref Cincinnati Childrens Hosp)	5.000	05/15/33	1,228,749
970,000	Franklin Co OH Sales Tax Rev (Various Purpose)	4.000	06/01/33	1,119,991
1,000,000	Hamilton Co OH EDR (Ref King Highland Cmnty Urban)	5.000	06/01/33	1,158,470
2,000,000	Cincinnati OH EDR (U Square The Loop Proj)	5.000	11/01/33	2,127,900
525,000	OH St Univ Ser A	4.000	12/01/33	575,452
265,000	Cleveland OH Wtr Rev (Ref) Ser Y	4.000	01/01/34	284,811
500,000	OH St Hgr Edl Fac Commis (Ref Univ Findlay Proj)	5.000	03/01/34	575,795
625,000	Hamilton Co OH Hosp Facs Rev (Ref Cincinnati Childrens Hosp)	5.000	05/15/34	710,181
500,000	Cuyahoga Co OH Sales Tax Rev (Ref)	5.000	12/01/34	579,385
215,000	Miami Co OH Hosp Facs Rev (Ref & Impt Kettering Health Ne)	5.000	08/01/35	259,587
570,000	Miami Univ OH (Ref)	5.000	09/01/35	679,930
1,085,000	Cincinnati OH Urban Redev Rev (Mercer Commons Phase 2 Proj) Ser B	5.000	11/01/35	1,265,794
500,000	Polaris Career Ctr OH COP	5.000	11/01/35	584,820
475,000	Cincinnati OH Wtr Sys Rev Ser A	5.000	12/01/35	562,405
200,000	Clermont Co OH Port Auth Lease (W Clermont Local Sch Dist Proj)	5.000	12/01/35	232,524
290,000	OH St Hgr Edl Fac Commis (University Of Dayton 2018 Pro) Ser A	4.000	12/01/35	326,247
500,000	OH St Hgr Edl Fac Commis (Ref Higher Eductnl Fac John Ca)	5.000	04/01/36	563,265
550,000	Franklin Co OH Hosp Facs Rev (Ref Nationwide Childrens Hosp)	4.000	11/01/36	611,705
1,000,000	OH St Parks & Recreation Cap (Lease Approp Impt Fund Projs S)	5.000	12/01/36	1,239,030
500,000	Cleveland OH Arpt Sys Rev (Ser B)	5.000	01/01/37	611,650
1,000,000	Univ Of Cincinnati OH Recpts (Ref ) Ser A	5.000	06/01/37	1,227,920
340,000	Confluence Cmnty Auth OH (Stadium & Sports Proj)	4.000	05/01/39	381,096
160,000	Warren Co. OH Hlth Care Facs (Ref Otterbein Homes Ser A)	4.000	07/01/39	174,070
250,000	OH St Hgr Edl Fac Commis (Denison Univ Proj)	5.000	11/01/39	313,438
1,000,000	Franklin Co. OH Rev (Ser A)	4.000	12/01/39	1,121,930
1,000,000	OH St Hosp Fac Rev (Cleveland Clinic Hlth Sys Obli)	4.000	01/01/40	1,132,260
315,000	Akron OH Income Tax Rev	4.000	12/01/41	343,832
	Total Fixed Rate Revenue Bonds			$34,986,090

	General Obligation Bonds — 21.9%
835,000	Licking Heights OH LSD UTGO	6.400	12/01/28	1,053,069
1,000,000	Toledo OH CSD (Ref Sch Facs Impt) UTGO	5.000	12/01/32	1,132,160

Touchstone Ohio Tax-Free Bond Fund (Unaudited) (Continued)

Principal		Interest	Maturity	Market
Amount		Rate	Date	Value

	General Obligation Bonds — 21.9% (Continued)
$300,000	Upper Arlington OH (Ref Various Purpose) LTGO	4.000%	12/01/32	$335,820
345,000	Bowling Green OH CSD (Ref) UTGO	5.000	12/01/34	402,001
700,000	Miami Vly Career Tech Center O UTGO	4.000	12/01/34	797,811
500,000	Three Rivers OH LSD (Ref) UTGO	5.000	12/01/34	575,555
500,000	Cuyahoga Co. Oh (Ser A) LTGO	3.000	12/01/35	522,210
500,000	Dublin OH (Ser A) LTGO	5.000	12/01/35	629,155
435,000	Miami Trace OH LSD UTGO	5.000	12/01/35	511,034
200,000	Milford OH Exempt Vlg Sch Dist (Ref) UTGO	5.000	12/01/35	233,380
500,000	Lakewood OH (Ref) LTGO	5.000	12/01/36	598,110
500,000	Greene Co OH Votech Sch Dist (Sch Facs Construction & Impt) UTGO	4.000	12/01/37	570,055
1,000,000	Hamilton Co OH (Ref) LTGO Ser A	5.000	12/01/37	1,218,040
1,250,000	Brecksville-Broadview Heights OH CSD (Sch Facs Impt) UTGO	5.000	12/01/38	1,413,162
300,000	Lexington OH LSD (Ser A) UTGO	4.000	10/01/39	337,965
400,000	Athens OH CSD (Ser A) UTGO	4.000	12/01/40	448,972
	Total General Obligation Bonds			$10,778,499

	Pre-refunded/Escrowed to Maturity(A) — 5.2%
350,000	Montgomery Co OH Rev (Prerefunded Catholic Hlth Initiatives) Pre-refunded @ $100	5.250	05/01/29	397,583
345,000	Univ of Toledo OH Ser B Pre-refunded @ $100	5.000	06/01/29	364,034
1,500,000	Cincinnati OH CSD (Ref Sch Impt) LTGO Pre-refunded @ $100	5.000	06/01/31	1,524,420
250,000	Lakewood OH CSD (Sch Facs Impt) UTGO Ser A Pre-refunded @ $100	5.000	11/01/33	277,440
	Total Pre-refunded/Escrowed to Maturity			$2,563,477
	Variable Rate Demand Notes(B)(C)(D) — 1.2%
400,000	Allen Co OH Hosp Facs Rev (Adj Catholic Healthcare C) (LOC: Union Bank NA)	0.800	06/01/34	400,000
200,000	OH St Hgr Edl Fac Commis (Hosp Cleveland Clinic Hlth Sys) (LIQ: Bank Of Ny Mellon Trust)	0.850	01/01/39	200,000
	Total Variable Rate Demand Notes			$600,000

	Total Investment Securities — 99.5%
	(Cost $45,831,722)			$48,928,066

	Other Assets in Excess of Liabilities — 0.5%			235,401

	Net Assets — 100.0%			$49,163,467

(A)	Bonds denoted as pre-refunded are anticipated to be redeemed prior to their scheduled maturity. The dates indicated are the stipulated pre-refunded dates.
(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(C)	Floating and variable rate demand notes (“put bonds”) earn interest at a coupon rate which fluctuates at specified intervals, usually daily, monthly or semi-annually. The interest rates shown are the coupon rates in effect at December 31, 2019. Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity. Mandatory put bonds are automatically redeemed at a specified put date unless action is taken by the holder to prevent redemption.
(D)	Demand Feature - Maturities shown are the final maturities, not the date on which principal could be recovered through the demand feature.

As of December 31, 2019, the Touchstone Ohio Tax-Free Bond Fund was invested exclusively in debt obligations issued by the State of Ohio and its political subdivisions, agencies, authorities and instrumentalities and by other issuers, the interest from which is exempt from Ohio personal income tax. The Touchstone Ohio Tax-Free Bond Fund is a non-diversified Fund under the Investment Company Act of 1940. Thus, the Fund may invest in fewer issuers than those of a diversified fund. As of December 31, 2019, there were no investments of 10% or greater in any one issuer held by the Fund.

Touchstone Ohio Tax-Free Bond Fund (Unaudited) (Continued)

Portfolio Abbreviations:

COP – Certificates of Participation

CSD – City School District

EDR – Economic Development Revenue

LIQ - Liquidity Agreement

LOC – Letter of Credit

LSD – Local School District

LTGO – Limited Tax General Obligation

UTGO – Unlimited Tax General Obligation

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$48,928,066	$—	$48,928,066

See accompanying Notes to Financial Statements.

Portfolio of Investments

Touchstone Small Company Fund – December 31, 2019 (Unaudited)

		Market
	Shares	Value

Common Stocks — 102.1%

Information Technology — 22.6%
8x8, Inc.*	661,161	$12,099,246
Aspen Technology, Inc.*	90,506	10,944,891
Avaya Holdings Corp.*	1,302,474	17,583,399
Cerence, Inc.*	576,527	13,046,806
Envestnet, Inc.*	173,000	12,045,990
ExlService Holdings, Inc.*	175,324	12,178,005
j2 Global, Inc.	211,819	19,849,558
KBR, Inc.	680,256	20,747,808
LogMeIn, Inc.	141,900	12,166,506
MAXIMUS, Inc.	159,101	11,835,523
Nice Ltd. ADR (Israel)*	76,820	11,918,623
Nuance Communications, Inc.*	688,818	12,281,625
Onto Innovation, Inc.*	499,378	18,247,272
Qualys, Inc.*	142,287	11,862,467
Verint Systems, Inc.*	334,677	18,527,719
		215,335,438

Health Care — 21.8%
Addus HomeCare Corp.*	123,600	12,016,392
Allscripts Healthcare Solutions, Inc.*	1,183,249	11,613,589
Bio-Rad Laboratories, Inc. - Class A*	33,864	12,530,696
Bio-Techne Corp.	55,776	12,243,390
Chemed Corp.	28,028	12,311,579
Encompass Health Corp.	283,400	19,631,118
Globus Medical, Inc. - Class A*	289,951	17,072,315
Haemonetics Corp.*	99,948	11,484,025
HMS Holdings Corp.*	392,100	11,606,160
Integra LifeSciences Holdings Corp.*	205,989	12,005,039
NuVasive, Inc.*	160,830	12,438,592
Omnicell, Inc.*	148,242	12,114,336
Premier, Inc. - Class A*	322,013	12,197,852
Providence Service Corp. (The)*	193,598	11,457,130
Tactile Systems Technology, Inc.*	178,535	12,052,898
Vericel Corp.*	844,300	14,690,820
		207,465,931

Industrials — 21.6%
ASGN, Inc.*	171,623	12,180,084
Clean Harbors, Inc.*	139,394	11,953,035
Comfort Systems USA, Inc.	242,225	12,074,916
Crane Co.	142,852	12,339,556
Curtiss-Wright Corp.	116,000	16,343,240
Harsco Corp.*	525,500	12,091,755
ITT, Inc.	314,344	23,233,165
Mobile Mini, Inc.	315,442	11,958,406
NV5 Global, Inc.*	206,527	10,419,287
Quanta Services, Inc.	466,545	18,993,047
Rexnord Corp.*	538,120	17,553,474
SkyWest, Inc.	336,901	21,773,912
Watts Water Technologies, Inc. -Class A	123,300	12,300,408
Woodward, Inc.	102,518	12,142,232
		205,356,517

Consumer Discretionary — 17.2%
1-800-Flowers.com, Inc. - Class A*	877,300	12,720,850
Aaron’s, Inc.	204,726	11,691,902
Adtalem Global Education, Inc.*	352,516	12,327,485
Bloomin’ Brands, Inc.	523,303	11,549,297
Designer Brands, Inc. - Class A	786,871	12,385,350
Fox Factory Holding Corp.*	178,900	12,446,073
frontdoor, Inc.*	434,867	20,621,393
Funko, Inc. - Class A*	618,500	10,613,460
Oxford Industries, Inc.	160,800	12,127,536
Steven Madden Ltd.	280,417	12,060,735
Strategic Education, Inc.	77,700	12,346,530
Texas Roadhouse, Inc.	210,859	11,875,579
TopBuild Corp.*	110,526	11,393,020
		164,159,210

Financials — 9.7%
Glacier Bancorp, Inc.	266,114	12,238,583
TCF Financial Corp.	492,586	23,053,025
Webster Financial Corp.	418,114	22,310,563
Western Alliance Bancorp	402,796	22,959,372
WSFS Financial Corp.	275,806	12,132,706
		92,694,249
Communication Services — 4.1%
Cargurus, Inc.*	316,600	11,137,988
Cogent Communications Holdings, Inc.	188,775	12,423,283
QuinStreet, Inc.*	982,100	15,035,951
		38,597,222
Consumer Staples — 2.5%
BJ’s Wholesale Club Holdings, Inc.*	506,524	11,518,356
Chefs’ Warehouse, Inc. (The)*	321,221	12,241,732
		23,760,088
Real Estate — 1.3%
Corporate Office Properties Trust REIT	414,657	12,182,623

Energy — 1.3%
Cactus, Inc. - Class A	352,188	12,087,092
Total Common Stocks		$971,638,370

Short-Term Investment Fund — 3.7%
Dreyfus Government Cash Management, Institutional Shares, 1.51%∞Ω	35,677,774	$35,677,774

Total Investment Securities —105.8%
(Cost $771,012,250)		$1,007,316,144

Liabilities in Excess of Other Assets — (5.8%)		(55,299,753)

Net Assets — 100.0%		$952,016,391

* Non-income producing security.

∞ Open-End Fund.

Ω Represents the 7-day SEC yield as of December 31, 2019.

Touchstone Small Company Fund (Unaudited) (Continued)

Portfolio Abbreviations:

ADR -American Depositary Receipt

REIT- Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$971,638,370	$—	$—	$971,638,370
Short-term Investment Fund	35,677,774	—	—	35,677,774
Total	$1,007,316,144	$—	$—	$1,007,316,144

See accompanying Notes to Financial Statements.

Portfolio of Investments

Touchstone Value Fund – December 31, 2019 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.5%

Financials — 19.0%
American Express Co.	60,722	$7,559,282
American International Group, Inc.	183,792	9,434,043
Chubb Ltd. (Switzerland)	48,012	7,473,548
JPMorgan Chase & Co.	85,824	11,963,866
New York Community Bancorp, Inc.	300,102	3,607,226
Northern Trust Corp.	96,937	10,298,587
US Bancorp	145,634	8,634,640
Wells Fargo & Co.	204,282	10,990,372
		69,961,564

Industrials — 15.6%
Deere & Co.	26,305	4,557,604
General Dynamics Corp.	20,357	3,589,957
General Electric Co.	976,668	10,899,615
Jacobs Engineering Group, Inc.	52,869	4,749,222
JB Hunt Transport Services, Inc.	40,273	4,703,081
Johnson Controls International PLC	90,797	3,696,346
Spirit AeroSystems Holdings, Inc. - Class A	84,210	6,137,225
United Technologies Corp.	63,162	9,459,141
Westinghouse Air Brake Technologies Corp.	122,524	9,532,366
		57,324,557

Energy — 13.0%
Chevron Corp.	78,391	9,446,899
EOG Resources, Inc.	91,793	7,688,582
Hess Corp.	137,147	9,162,791
Phillips 66	98,092	10,928,430
Schlumberger Ltd.	71,910	2,890,782
Valero Energy Corp.	83,905	7,857,703
		47,975,187

Consumer Discretionary — 11.7%
Advance Auto Parts, Inc.	62,897	10,073,584
Aramark	197,261	8,561,127
Dollar General Corp.	78,314	12,215,418
Lowe’s Cos., Inc.	101,894	12,202,825
		43,052,954

Information Technology — 11.6%
Broadcom, Inc.	24,886	7,864,474
Microsoft Corp.	68,108	10,740,632
Oracle Corp.	159,230	8,436,005
QUALCOMM, Inc.	93,024	8,207,508
Texas Instruments, Inc.	58,816	7,545,505
		42,794,124

Health Care — 11.2%
Anthem, Inc.	29,388	8,876,058
CVS Health Corp.	152,288	11,313,476
Medtronic PLC (Ireland)	106,224	12,051,113
UnitedHealth Group, Inc.	30,236	8,888,779
		41,129,426

Materials — 7.1%
Air Products & Chemicals, Inc.	54,947	12,911,996
Corteva, Inc.	281,054	8,307,956
DuPont de Nemours, Inc.	74,422	4,777,892
		25,997,844

Utilities — 5.0%
Dominion Energy, Inc.	100,098	8,290,116
Edison International	55,906	4,215,871
Exelon Corp.	131,603	5,999,781
		18,505,768

Communication Services — 3.2%
Comcast Corp. - Class A	259,795	11,682,981

Real Estate — 1.1%
Simon Property Group, Inc. REIT	28,314	4,217,653
Total Common Stocks		$362,642,058

Short-Term Investment Fund — 1.6%
Dreyfus Government Cash Management, Institutional Shares, 1.51%∞Ω	5,834,065	$5,834,065

Total Investment Securities —100.1%
(Cost $285,893,085)		$368,476,123

Liabilities in Excess of Other Assets — (0.1%)		(396,617)

Net Assets — 100.0%		$368,079,506

∞ Open-End Fund.

Ω Represents the 7-day SEC yield as of December 31, 2019.

Portfolio Abbreviations:

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$362,642,058	$—	$—	$362,642,058
Short-Term Investment Fund	5,834,065	—	—	5,834,065
Total	$368,476,123	$—	$—	$368,476,123

See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities

December 31, 2019 (Unaudited)

			Touchstone
		Touchstone	International	Touchstone
	Touchstone	International	Growth	International
	Balanced	Equity	Opportunities	Small Cap
	Fund	Fund	Fund	Fund

Assets
Investments, at cost	$241,999,458	$135,968,118	$28,154,056	$131,156,047
Investments, at market value (A)	$368,214,856	$149,182,904	$35,436,810	$155,266,350
Cash	100	15	7	20
Foreign currency (B)	—	—	—	87,225
Dividends and interest receivable	802,778	64,863	3,464	138,051
Receivable for capital shares sold	808,525	155,518	30,974	55,735
Receivable for investments sold	232,944	—	1,578,716	—
Receivable for securities lending income	—	91	283	2,136
Tax reclaim receivable	1,053	386,753	6,799	138,696
Other assets	26,476	23,793	16,275	29,369
Total Assets	370,086,732	149,813,937	37,073,328	155,717,582

Liabilities
Due to Prime Broker	—	1,012	50	—
Dividends payable	—	—	—	—
Payable for return of collateral for securities on loan	—	—	—	3,881,514
Payable for capital shares redeemed	309,408	512,927	65,384	256,752
Payable for investments purchased	575,000	—	1,544,578	15,841
Payable to Investment Advisor	158,615	81,602	8,175	112,139
Payable to other affiliates	113,067	26,964	594	2,871
Payable to Trustees	9,533	9,533	9,539	9,539
Payable to Transfer Agent	141,080	102,250	4,966	77,028
Payable for professional services	20,119	27,581	25,763	26,564
Other accrued expenses and liabilities	16,954	25,038	10,550	33,522
Total Liabilities	1,343,776	786,907	1,669,599	4,415,770
Net Assets	$368,742,956	$149,027,030	$35,403,729	$151,301,812

Net assets consist of:
Paid-in capital	$242,377,644	$136,321,400	$31,244,898	$139,998,922
Distributable earnings	126,365,312	12,705,630	4,158,831	11,302,890
Net Assets	$368,742,956	$149,027,030	$35,403,729	$151,301,812
(A) Includes market value of securities on loan of:	$—	$—	$—	$3,697,869
(B) Cost of foreign currency:	$—	$—	$—	$86,246

See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities (Unaudited) (Continued)

Touchstone		Touchstone	Touchstone	Touchstone
Large Cap	Touchstone	Large Company	Ohio Tax-Free	Small	Touchstone
Focused	Large Cap	Growth	Bond	Company	Value
Fund	Fund	Fund	Fund	Fund	Fund

$965,034,485	$226,200,951	$100,730,729	$45,831,722	$771,012,250	$285,893,085
$1,801,057,707	$312,167,647	$200,437,673	$48,928,066	$1,007,316,144	$368,476,123
149	23	14	35,505	97	5
—	—	—	—	—	—
1,481,586	355,868	85,812	312,104	530,940	429,005
432,269	46,694	187,071	4,593	325,096	130,459
—	—	—	—	—	—
4,568	—	—	—	277	—
141,926	—	4,088	—	8,004	—
51,440	32,239	24,620	13,460	43,595	31,621
1,803,169,645	312,602,471	200,739,278	49,293,728	1,008,224,153	369,067,213

—	—	—	—	—	—
—	—	—	20,202	—	—
24,044,775	—	—	—	—	—
975,867	310,310	84,160	44,849	54,758,984	662,701
—	—	—	—	—	—
884,368	152,863	92,310	12,513	416,504	184,436
392,074	10,827	9,144	6,876	214,638	8,959
9,533	9,539	9,539	9,502	9,533	9,539
565,773	99,086	34,760	10,166	623,530	94,783
48,514	19,507	16,017	13,854	36,431	18,925
60,209	7,833	8,363	12,299	148,142	8,364
26,981,113	609,965	254,293	130,261	56,207,762	987,707
$1,776,188,532	$311,992,506	$200,484,985	$49,163,467	$952,016,391	$368,079,506

$850,288,571	$228,591,773	$85,838,883	$46,098,782	$743,702,556	$285,385,419
925,899,961	83,400,733	114,646,102	3,064,685	208,313,835	82,694,087
$1,776,188,532	$311,992,506	$200,484,985	$49,163,467	$952,016,391	$368,079,506
$23,631,534	$—	$—	$—	$—	$—
$—	$—	$—	$—	$—	$—

Statements of Assets and Liabilities (Unaudited) (Continued)

			Touchstone
		Touchstone	International	Touchstone
	Touchstone	International	Growth	International
	Balanced	Equity	Opportunities	Small Cap
	Fund	Fund	Fund	Fund

Pricing of Class A Shares
Net assets applicable to Class A shares	$253,026,928	$96,739,485	$884,955	$2,024,051
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	11,871,012	6,023,129	39,413	131,736
Net asset value price per share*	$21.31	$16.06	$22.45	$15.36
Maximum sales charge - Class A shares	5.00%	5.00%	5.00%	5.00%
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) - Class A shares	$22.43	$16.91	$23.63	$16.17

Pricing of Class C Shares
Net assets applicable to Class C shares	$43,026,441	$3,276,861	$233,839	$1,200,342
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	2,008,482	217,459	10,715	80,096
Net asset value and offering price per share**	$21.42	$15.07	$21.82	$14.99

Pricing of Class Y Shares
Net assets applicable to Class Y shares	$72,689,587	$32,549,423	$2,190,071	$93,937,689
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	3,439,142	2,058,292	96,962	5,976,533
Net asset value, offering price and redemption price per share	$21.14	$15.81	$22.59	$15.72

Pricing of Institutional Class Shares
Net assets applicable to Institutional Class shares	$—	$16,461,261	$32,094,864	$54,139,730
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	—	1,043,557	1,415,197	3,423,845
Net asset value, offering price and redemption price per share	$—	$15.77	$22.68	$15.81

Pricing of Class R6 Shares
Net assets applicable to Class R6 shares	$—	$—	$—	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	—	—	—	—
Net asset value, offering price and redemption price per share	$—	$—	$—	$—

* There is no sales load on subscriptions of $1 million or more for all funds except for Ohio Tax-Free Bond Fund. There is no sales load on subscriptions of $500,000 or more for Ohio Tax-Free Bond Fund. Redemptions that were part of a $500,000 or $1million or more subscription, as applicable, may be subject to a contingent deferred sales load if redeemed within a one-year period from the date of purchase.

** Redemption price per share varies by length of time shares are held due to the terms of the contingent deferred sales charge.

See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities (Unaudited) (Continued)

Touchstone		Touchstone	Touchstone	Touchstone
Large Cap	Touchstone	Large Company	Ohio Tax-Free	Small	Touchstone
Focused	Large Cap	Growth	Bond	Company	Value
Fund	Fund	Fund	Fund	Fund	Fund

$1,206,105,528	$3,302,333	$1,591,911	$31,567,500	$560,609,276	$31,668,284

28,200,410	230,676	36,546	2,700,335	116,579,583	3,258,102
$42.77	$14.32	$43.56	$11.69	$4.81	$9.72
5.00%	5.00%	5.00%	2.00%	5.00%	5.00%

$45.02	$15.07	$45.85	$11.93	$5.06	$10.23

$43,472,707	$7,537,492	$454,087	$2,328,440	$29,684,933	$3,626,146

1,093,821	534,846	10,732	198,875	12,573,502	374,520
$39.74	$14.09	$42.31	$11.71	$2.36	$9.68

$391,293,121	$221,901,237	$18,638,679	$2,583,828	$275,848,103	$92,996,345

9,188,988	15,486,669	423,884	220,840	51,561,235	9,526,193
$42.58	$14.33	$43.97	$11.70	$5.35	$9.76

$135,317,176	$79,251,444	$179,800,308	$12,683,699	$9,339,768	$239,788,731

3,173,251	5,524,223	4,073,041	1,083,988	1,749,736	24,639,026
$42.64	$14.35	$44.14	$11.70	$5.34	$9.73

$—	$—	$—	$—	$76,534,311	$—

—	—	—	—	15,454,928	—
$—	$—	$—	$—	$4.95	$—

Statements of Operations

For the Six Months Ended December 31, 2019 (Unaudited)

			Touchstone
		Touchstone	International	Touchstone
	Touchstone	International	Growth	International
	Balanced	Equity	Opportunities	Small Cap
	Fund	Fund	Fund	Fund
Investment Income
Dividends(A)	$2,153,457	$936,220	$152,078	$1,040,405
Interest	1,948,994	—	—	—
Income from securities loaned	114	12,990	12,868	74,579
Total Investment Income	4,102,565	949,210	164,946	1,114,984
Expenses
Investment advisory fees	933,323	515,581	135,881	810,219
Administration fees	256,084	106,799	24,628	123,665
Compliance fees and expenses	1,180	1,179	1,179	1,179
Custody fees	18,325	20,880	8,246	43,609
Professional fees	20,156	24,769	21,891	29,656
Transfer Agent fees, Class A	94,878	65,086	640	3,100
Transfer Agent fees, Class C	14,694	3,996	145	1,122
Transfer Agent fees, Class Y	27,071	21,736	1,633	54,754
Transfer Agent fees, Institutional Class	—	61	4,430	17,214
Transfer Agent fees, Class R6	—	—	—	—
Registration Fees, Class A	10,703	10,258	6,266	7,685
Registration Fees, Class C	6,412	4,296	2,033	4,943
Registration Fees, Class Y	8,887	6,873	4,608	8,596
Registration Fees, Institutional Class	—	2,657	2,487	8,112
Registration Fees, Class R6	—	—	—	—
Reports to Shareholders, Class A	3,448	4,396	1,964	2,191
Reports to Shareholders, Class C	2,654	2,133	1,932	2,026
Reports to Shareholders, Class Y	3,139	3,439	2,089	4,688
Reports to Shareholders, Institutional Class	—	1,951	1,946	2,910
Reports to Shareholders, Class R6	—	—	—	—
Distribution expenses, Class A	310,698	122,854	1,013	2,766
Distribution and shareholder servicing expenses, Class C	192,817	16,735	1,112	6,700
Trustee fees	10,627	10,627	10,633	10,633
Other expenses	78,611	53,362	13,597	64,506
Total Expenses	1,993,707	999,668	248,353	1,210,274
Fees waived by the Advisor and/or Affiliates(B)	(127,786)	(95,658)	(93,617)	(132,845)
Net Expenses	1,865,921	904,010	154,736	1,077,429
Net Investment Income (Loss)	2,236,644	45,200	10,210	37,555
Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investments(C)	36,598,156	6,240,586	1,799,463	6,486,150
Net realized gains (losses) on foreign currency transactions	—	(23,106)	2,920	(21,308)
Net realized losses on futures contracts	(39,366)	—	—	—
Net change in unrealized appreciation (depreciation) on investments	(11,932,875)	4,807,121	8,743	(2,246,705)
Net change in unrealized appreciation (depreciation) on foreign currency transactions	—	628	(204)	(304)
Net Realized and Unrealized Gains (Losses) on Investments	24,625,915	11,025,229	1,810,922	4,217,833
Change in Net Assets Resulting from Operations	$26,862,559	$11,070,429	$1,821,132	$4,255,388
(A)Net of foreign tax withholding of:	$10,883	$85,232	$3,454	$98,137
(B)See Note 4 in Notes to Financial Statements.

(C)For the six month ended December 31, 2019, Large Cap Focused Fund had redemptions-in-kind of securities in the amount of $101,763,340. Net realized gains (losses) on investments includes the realized gain on the transactions of $88,186,971, which will not be recognized by the Fund for tax purposes.

See accompanying Notes to Financial Statements.

Statements of Operations (Unaudited) (Continued)

Touchstone		Touchstone	Touchstone
Large Cap	Touchstone	Large Company	Ohio	Touchstone	Touchstone
Focused	Large Cap	Growth	Tax-Free Bond	Small Company	Value
Fund	Fund	Fund	Fund	Fund	Fund

$14,495,689	$2,610,064	$531,619	$117	$4,645,144	$4,049,471
—	—	—	847,962	—	—
16,442	725	1,484	—	38,280	431
14,512,131	2,610,789	533,103	848,079	4,683,424	4,049,902

5,182,762	912,579	714,072	123,892	3,376,203	1,142,204
1,262,443	220,540	158,756	35,929	739,531	254,799
1,179	1,179	1,179	1,168	1,179	1,179
13,828	6,031	4,252	2,092	11,451	5,146
40,627	15,970	14,867	13,559	28,526	16,803
335,513	1,762	744	9,038	384,710	18,831
21,715	1,541	233	851	27,058	1,073
214,379	92,098	9,146	572	194,512	40,212
25,429	3,405	38,460	280	1,841	56,993
—	—	—	—	255	—
14,841	6,591	4,808	3,027	14,537	6,441
6,460	5,064	2,223	2,154	6,698	4,567
11,258	8,620	6,925	2,969	11,431	7,608
11,819	6,217	7,834	1,652	5,437	7,583
—	—	—	—	9,922	—
8,140	2,003	1,958	2,152	14,886	2,989
3,126	2,071	1,935	1,952	4,145	2,017
9,252	7,361	2,298	1,920	16,976	4,228
4,654	1,993	2,511	1,910	2,141	5,194
—	—	—	—	2,553	—
1,470,729	4,316	1,813	41,332	701,336	41,791
217,595	36,773	2,064	12,833	162,889	16,392
10,627	10,633	10,633	10,596	10,627	10,633
402,313	55,548	15,021	17,879	140,631	27,886
9,268,689	1,402,295	1,001,732	287,757	5,869,475	1,674,569
(1,050,494)	(213,566)	(156,781)	(87,704)	(526,107)	(341,884)
8,218,195	1,188,729	844,951	200,053	5,343,368	1,332,685
6,293,936	1,422,060	(311,848)	648,026	(659,944)	2,717,217

221,267,844	69,236	18,343,985	(13,621)	8,122,329	2,815,487
—	—	—	—	—	—
—	—	—	—	—	—

(49,721,744)	23,575,764	3,386,179	280,816	46,044,726	26,484,644

—	—	—	—	—	—
171,546,100	23,645,000	21,730,164	267,195	54,167,055	29,300,131
$177,840,036	$25,067,060	$21,418,316	$915,221	$53,507,111	$32,017,348
$50,572	$—	$—	$—	$—	$—

Statements of Changes in Net Assets

			Touchstone
	Touchstone		International
	Balanced Fund		Equity Fund
	For the		For the
	Six Months		Six Months
	Ended	For the Year	Ended	For the Year
	December 31,	Ended	December 31,	Ended
	2019	June 30,	2019	June 30,
	(Unaudited)	2019	(Unaudited)	2019
From Operations
Net investment income	$2,236,644	$4,592,005	$45,200	$2,132,436
Net realized gains (losses) on investments, foreign currency transactions and futures contracts	36,558,790	11,328,793	6,217,480	987,326
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(11,932,875)	14,547,961	4,807,749	(5,801,966)
Change in Net Assets from Operations	26,862,559	30,468,759	11,070,429	(2,682,204)

Distributions to Shareholders:
Distributed earnings, Class A	(27,604,915)	(14,828,141)	(4,841,439)	(13,527,353)
Distributed earnings, Class C	(4,396,440)	(2,152,416)	(132,633)	(697,755)
Distributed earnings, Class Y	(7,962,458)	(3,937,083)	(2,048,259)	(5,855,380)
Distributed earnings, Institutional Class	—	—	(585,959)	(322,138)
Total Distributions	(39,963,813)	(20,917,640)	(7,608,290)	(20,402,626)

Change in Net Assets from Share Transactions(A)	42,789,108	20,066,055	(9,799,283)	(6,377,476)

Total Increase (Decrease) in Net Assets	29,687,854	29,617,174	(6,337,144)	(29,462,306)

Net Assets
Beginning of period	339,055,102	309,437,928	155,364,174	184,826,480
End of period	$368,742,956	$339,055,102	$149,027,030	$155,364,174

(A) For details on share transactions by class, see Statements of Changes in Net Assets - Capital Stock Activity on pages 40 - 42.

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (Continued)

Touchstone
International		Touchstone		Touchstone
Growth		International		Large Cap
Opportunities Fund		Small Cap Fund		Focused Fund
For the		For the		For the
Six Months		Six Months		Six Months
Ended	For the Year	Ended	For the Year	Ended	For the Year
December 31,	Ended	December 31,	Ended	December 31,	Ended
2019	June 30,	2019	June 30,	2019	June 30,
(Unaudited)	2019	(Unaudited)	2019	(Unaudited)	2019

$10,210	$5,340	$37,555	$2,399,320	$6,293,936	$15,868,059

1,802,383	(4,917,129)	6,464,842	(11,891,504)	221,267,844	252,285,256

8,539	3,313,241	(2,247,009)	(15,254,858)	(49,721,744)	(98,767,694)
1,821,132	(1,598,548)	4,255,388	(24,747,042)	177,840,036	169,385,621

—	(96,098)	(44,657)	(348,193)	(131,577,942)	(118,892,191)
—	(23,263)	(23,075)	(157,413)	(4,739,943)	(6,543,243)
—	(327,855)	(2,154,457)	(9,166,622)	(46,568,381)	(41,722,772)
(2,978)	(4,250,657)	(1,263,401)	(10,641,767)	(12,116,358)	(7,761,439)
(2,978)	(4,697,873)	(3,485,590)	(20,313,995)	(195,002,624)	(174,919,645)

(1,136,406)	6,952,126	(50,916,636)	(69,390,792)	61,412,494	10,391,963

681,748	655,705	(50,146,838)	(114,451,829)	44,249,906	4,857,939

34,721,981	34,066,276	201,448,650	315,900,479	1,731,938,626	1,727,080,687
$35,403,729	$34,721,981	$151,301,812	$201,448,650	$1,776,188,532	$1,731,938,626

Statements of Changes in Net Assets (Continued)

			Touchstone
	Touchstone		Large Company
	Large Cap Fund		Growth Fund
	For the		For the
	Six Months		Six Months
	Ended	For the Year	Ended	For the Year
	December 31,	Ended	December 31,	Ended
	2019	June 30,	2019	June 30,
	(Unaudited)	2019	(Unaudited)	2019
From Operations
Net investment income (loss)	$1,422,060	$2,836,859	$(311,848)	$(552,404)
Net realized gains (losses) on investments	69,236	41,233,499	18,343,985	16,773,549
Net change in unrealized appreciation (depreciation) on investments	23,575,764	(21,949,713)	3,386,179	5,681,900
Change in Net Assets from Operations	25,067,060	22,120,645	21,418,316	21,903,045

Distributions to Shareholders:
Distributed earnings, Class A	(218,889)	(17,881)	(108,766)	(73,858)
Distributed earnings, Class C	(440,616)	—	(31,405)	(12,084)
Distributed earnings, Class Y	(14,927,652)	(2,046,031)	(1,238,483)	(1,058,842)
Distributed earnings, Institutional Class	(5,380,266)	(635,594)	(14,021,254)	(12,527,470)
Distributed earnings, Class R6	—	—	—	—
Total Distributions	(20,967,423)	(2,699,506)	(15,399,908)	(13,672,254)

Change in Net Assets from Share Transactions(A)	23,593,169	(102,688,339)	(31,325,516)	(26,431,941)

Total Increase (Decrease) in Net Assets	27,692,806	(83,267,200)	(25,307,108)	(18,201,150)

Net Assets
Beginning of period	284,299,700	367,566,900	225,792,093	243,993,243
End of period	$311,992,506	$284,299,700	$200,484,985	$225,792,093

(A) For details on share transactions by class, see Statements of Changes in Net Assets - Capital Stock Activity on pages 42 - 44.

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (Continued)

Touchstone
Ohio Tax-Free		Touchstone		Touchstone
Bond Fund		Small Company Fund		Value Fund
For the		For the		For the
Six Months		Six Months		Six Months
Ended	For the Year	Ended	For the Year	Ended	For the Year
December 31,	Ended	December 31,	Ended	December 31,	Ended
2019	June 30,	2019	June 30,	2019	June 30,
(Unaudited)	2019	(Unaudited)	2019	(Unaudited)	2019

$648,026	$1,350,638	$(659,944)	$(2,201,712)	$2,717,217	$6,831,156
(13,621)	27,980	8,122,329	115,229,557	2,815,487	61,453,118

280,816	1,201,309	46,044,726	(133,934,390)	26,484,644	(35,563,563)
915,221	2,579,927	53,507,111	(20,906,545)	32,017,348	32,720,711

(443,931)	(971,245)	(31,748,103)	(70,438,346)	(1,850,888)	(4,381,019)
(24,988)	(90,903)	(3,292,320)	(18,479,476)	(176,586)	(387,177)
(40,843)	(131,661)	(14,318,842)	(40,694,612)	(5,141,096)	(10,881,469)
(166,257)	(156,784)	(472,170)	(92,997)	(12,987,477)	(26,051,472)
—	—	(6,772,410)	(15,325,342)	—	—
(676,019)	(1,350,593)	(56,603,845)	(145,030,773)	(20,156,047)	(41,701,137)

1,709,641	(261,058)	(139,762,470)	42,507,413	18,464,958	(38,343,157)

1,948,843	968,276	(142,859,204)	(123,429,905)	30,326,259	(47,323,583)

47,214,624	46,246,348	1,094,875,595	1,218,305,500	337,753,247	385,076,830
$49,163,467	$47,214,624	$952,016,391	$1,094,875,595	$368,079,506	$337,753,247

Statements of Changes in Net Assets – Capital Stock Activity

	Touchstone Balanced Fund				Touchstone International Equity Fund
	For the				For the
	Six Months Ended		For the		Six Months Ended		For the
	December 31, 2019		Year Ended		December 31, 2019		Year Ended
	(Unaudited)		June 30, 2019		(Unaudited)		June 30, 2019
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	529,964	$11,892,087	1,062,296	$22,451,293	144,510	$2,235,708	557,676	$8,907,754
Reinvestment of distributions	1,254,973	26,469,020	692,449	14,214,633	293,580	4,631,755	906,752	13,019,094
Cost of Shares redeemed	(917,010)	(20,640,094)	(1,851,939)	(39,879,250)	(1,243,966)	(19,128,298)	(1,156,806)	(18,660,524)
Change from Class A Share Transactions	867,927	17,721,013	(97,194)	(3,213,324)	(805,876)	(12,260,835)	307,622	3,266,324
Class C
Proceeds from Shares issued	531,251	11,927,661	260,512	5,744,940	9,821	139,050	19,926	345,863
Reinvestment of distributions	174,908	3,698,525	99,216	2,033,028	8,823	585,937	50,627	679,647
Cost of Shares redeemed	(240,215)	(5,392,290)	(655,564)	(13,909,549)	(59,588)	(15,382,090)	(205,583)	(2,981,700)
Change from Class C Share Transactions	465,944	10,233,896	(295,836)	(6,131,581)	(40,944)	(14,657,103)	(135,030)	(1,956,190)
Class Y
Proceeds from Shares issued	564,510	12,645,061	2,282,410	49,201,431	184,719	2,829,221	896,199	14,089,717
Reinvestment of distributions	377,986	7,913,441	192,346	3,917,535	129,700	128,159	408,231	5,783,890
Cost of Shares redeemed	(258,154)	(5,724,303)	(1,151,266)	(23,708,006)	(984,410)	(854,822)	(1,778,878)	(28,226,702)
Change from Class Y Share Transactions	684,342	14,834,199	1,323,490	29,410,960	(669,991)	2,102,558	(474,448)	(8,353,095)
Institutional Class
Proceeds from Shares issued	—	—	—	—	867,967	13,454,326	22,018	393,073
Reinvestment of distributions	—	—	—	—	37,466	2,019,678	22,774	322,139
Cost of Shares redeemed	—	—	—	—	(29,974)	(457,907)	(2,829)	(49,727)
Change from Institutional Class Share Transactions	—	—	—	—	875,459	15,016,097	41,963	665,485
Change from Share Transactions	2,018,213	$42,789,108	930,460	$20,066,055	(641,352)	$(9,799,283)	(259,893)	$(6,377,476)

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

Touchstone International Growth Opportunities Fund				Touchstone International Small Cap Fund
For the				For the
Six Months Ended		For the		Six Months Ended		For the
December 31, 2019		Year Ended		December 31, 2019		Year Ended
(Unaudited)		June 30, 2019		(Unaudited)		June 30, 2019
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

8,280	$179,051	16,945	$375,240	7,055	$104,469	43,026	$688,045
—	—	5,357	96,098	2,616	40,348	19,506	263,989
(4,587)	(97,196)	(23,131)	(521,732)	(55,891)	(829,923)	(540,066)	(8,195,037)

3,693	81,855	(829)	(50,394)	(46,220)	(685,106)	(477,534)	(7,243,003)

3,086	64,217	4,796	102,072	2,058	30,259	9,015	135,668
—	—	1,323	23,263	1,348	20,275	10,792	143,043
(1,299)	(26,997)	(14,809)	(322,477)	(29,051)	(425,600)	(56,187)	(820,298)

1,787	37,220	(8,690)	(197,142)	(25,645)	(375,066)	(36,380)	(541,587)

56,085	1,222,862	103,079	2,090,608	128,483	1,926,095	514,728	7,770,651
	—	18,202	327,855	131,537	2,074,335	645,591	8,930,258
(68,572)	(1,435,519)	(192,606)	(3,806,371)	(614,046)	(9,430,719)	(2,717,834)	(42,233,109)

(12,487)	(212,657)	(71,325)	(1,387,908)	(354,026)	(5,430,289)	(1,557,515)	(25,532,200)

8,528	180,679	527,744	12,739,115	106,237	1,616,782	1,910,429	29,584,745
131	2,978	234,396	4,238,825	79,609	1,263,401	764,467	10,631,410
(58,000)	(1,226,481)	(411,764)	(8,390,370)	(3,158,190)	(47,306,358)	(4,852,742)	(76,290,157)

(49,341)	(1,042,824)	350,376	8,587,570	(2,972,344)	(44,426,175)	(2,177,846)	(36,074,002)
(56,348)	$(1,136,406)	269,532	$6,952,126	(3,398,235)	$(50,916,636)	(4,249,275)	$(69,390,792)

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

	Touchstone Large Cap Focused Fund				Touchstone Large Cap Fund
	For the				For the
	Six Months Ended		For the		Six Months Ended		For the
	December 31, 2019		Year Ended		December 31, 2019		Year Ended
	(Unaudited)		June 30, 2019		(Unaudited)		June 30, 2019
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	552,452	$24,235,429	1,405,226	$58,296,751	28,549	$409,678	131,766	$1,800,763
Reinvestment of distributions	2,871,501	120,182,475	2,715,786	106,532,964	13,629	193,756	1,281	15,801
Cost of Shares redeemed	(2,210,898)	(97,380,240)	(4,961,303)	(210,066,892)	(99,727)	(1,423,440)	(69,014)	(944,786)
Change from Class A Share Transactions	1,213,055	47,037,664	(840,291)	(45,237,177)	(57,549)	(820,006)	64,033	871,778
Class C
Proceeds from Shares issued	40,027	1,625,366	157,729	6,280,274	13,655	195,995	114,719	1,531,304
Reinvestment of distributions	117,565	4,539,194	171,149	6,291,421	30,317	420,803	—	—
Cost of Shares redeemed	(243,101)	(9,849,500)	(786,837)	(30,193,725)	(41,211)	(578,275)	(184,467)	(2,443,682)
Change from Class C Share Transactions	(85,509)	(3,684,940)	(457,959)	(17,622,030)	2,761	38,523	(69,748)	(912,378)
Class Y
Proceeds from Shares issued	753,303	32,972,750	2,348,057	98,974,817	227,064	3,311,478	1,044,064	13,855,912
Reinvestment of distributions	993,280	41,493,723	870,960	34,044,871	1,020,838	14,562,437	161,741	1,995,885
Cost of Shares redeemed	(2,112,196)	(91,512,291)	(2,685,332)	(114,700,906)	(872,093)	(12,612,208)	(3,524,466)	(47,963,236)
Change from Class Y Share Transactions	(365,613)	(17,045,818)	533,685	18,318,782	375,809	5,261,707	(2,318,661)	(32,111,439)
Institutional Class
Proceeds from Shares issued	3,641,551	158,681,477	3,230,674	137,634,347	1,348,314	19,383,171	826,367	11,434,220
Reinvestment of distributions	288,925	12,103,812	198,310	7,761,448	321,896	4,601,323	42,766	528,158
Cost of Shares redeemed	(3,077,156)	(135,679,701)	(2,176,132)	(90,463,407)	(327,625)	(4,871,549)	(6,046,153)	(82,498,678)
Change from Institutional Class Share Transactions	853,320	35,105,588	1,252,852	54,932,388	1,342,585	19,112,945	(5,177,020)	(70,536,300)
Change from Share Transactions	1,615,253	$61,412,494	488,287	$10,391,963	1,663,606	$23,593,169	(7,501,396)	$(102,688,339)

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

Touchstone Large Company Growth Fund				Touchstone Ohio Tax-Free Bond Fund
For the				For the
Six Months Ended		For the		Six Months Ended		For the
December 31, 2019		Year Ended		December 31, 2019		Year Ended
(Unaudited)		June 30, 2019		(Unaudited)		June 30, 2019
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

4,463	$190,884	51,395	$2,152,550	30,561	$356,969	290,571	$3,284,978
2,596	108,767	2,021	73,858	29,318	343,790	64,092	728,125
(4,040)	(173,341)	(102,561)	(4,230,513)	(241,658)	(2,829,865)	(626,127)	(7,087,256)

3,019	126,310	(49,145)	(2,004,105)	(181,779)	(2,129,106)	(271,464)	(3,074,153)

569	24,573	17,107	576,349	332	3,895	85,728	968,365
767	31,234	337	12,084	1,737	20,397	5,682	64,504
(130)	(5,280)	(13,711)	(512,697)	(39,799)	(465,098)	(328,141)	(3,722,309)

1,206	50,527	3,733	75,736	(37,730)	(440,806)	(236,731)	(2,689,440)

28,558	1,245,220	177,376	7,212,602	21,876	256,426	231,046	2,594,686
29,287	1,238,247	22,207	816,318	1,940	22,773	8,367	94,690
(91,235)	(3,813,345)	(126,685)	(5,088,215)	(63,395)	(743,086)	(384,632)	(4,349,670)

(33,390)	(1,329,878)	72,898	2,940,705	(39,579)	(463,887)	(145,219)	(1,660,294)

175,556	7,561,316	762,108	30,157,517	423,489	4,968,718	759,782	8,629,842
310,296	13,168,983	320,166	11,801,332	12,919	151,583	11,514	131,506
(1,171,139)	(50,902,774)	(1,716,589)	(69,403,126)	(32,063)	(376,861)	(141,067)	(1,598,519)

(685,287)	(30,172,475)	(634,315)	(27,444,277)	404,345	4,743,440	630,229	7,162,829
(714,452)	$(31,325,516)	(606,829)	$(26,431,941)	145,257	$1,709,641	(23,185)	$(261,058)

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

	Touchstone Small Company Fund				Touchstone Value Fund
	For the				For the
	Six Months Ended		For the		Six Months Ended		For the
	December 31, 2019		Year Ended		December 31, 2019		Year Ended
	(Unaudited)		June 30, 2019		(Unaudited)		June 30, 2019
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	2,683,013	$12,654,030	16,731,844	$80,853,774	80,237	$779,463	342,319	$3,126,791
Proceeds from Shares issued in connection with reorganization(A)	—	—	3,572,822	21,326,954	—	—	—	—
Reinvestment of distributions	6,439,957	30,074,577	14,442,575	65,858,483	183,452	1,749,224	471,809	4,130,251
Cost of Shares redeemed	(14,731,954)	(69,925,431)	(32,140,085)	(163,567,335)	(510,002)	(4,943,901)	(1,036,154)	(9,313,809)
Change from Class A Share Transactions	(5,608,984)	(27,196,824)	2,607,156	4,471,876	(246,313)	(2,415,214)	(222,026)	(2,056,767)
Class C
Proceeds from Shares issued	356,086	870,486	1,559,656	4,910,361	48,080	464,104	181,399	1,683,899
Proceeds from Shares issued in connection with reorganization(A)	—	—	1,917,820	6,665,795	—	—	—	—
Reinvestment of distributions	1,402,573	3,211,891	7,546,781	18,036,807	16,811	159,484	38,060	330,556
Cost of Shares redeemed	(4,813,104)	(11,754,901)	(25,485,447)	(64,901,221)	(28,997)	(273,510)	(250,222)	(2,284,487)
Change from Class C Share Transactions	(3,054,445)	(7,672,524)	(14,461,190)	(35,288,258)	35,894	350,078	(30,763)	(270,032)
Class Y
Proceeds from Shares issued	3,482,856	18,382,933	16,511,884	94,236,360	1,020,610	9,962,443	2,222,254	20,763,333
Proceeds from Shares issued in connection with reorganization(A)	—	—	11,284,528	73,494,700	—	—	—	—
Reinvestment of distributions	2,704,570	14,036,717	7,860,688	39,597,755	523,891	5,023,735	1,206,086	10,617,220
Cost of Shares redeemed	(15,780,817)	(83,319,141)	(37,969,485)	(216,189,336)	(1,856,586)	(18,158,770)	(1,823,552)	(16,924,844)
Change from Class Y Share Transactions	(9,593,391)	(50,899,491)	(2,312,385)	(8,860,521)	(312,085)	(3,172,592)	1,604,788	14,455,709
Institutional Class
Proceeds from Shares issued	1,459,450	7,675,075	609,671	3,527,675	2,782,549	26,811,696	3,608,349	34,039,839
Proceeds from Shares issued in connection with reorganization(A)	—	—	556,531	3,625,412	—	—	—	—
Reinvestment of distributions	91,153	472,170	17,201	86,450	1,338,833	12,798,816	2,943,095	25,920,663
Cost of Shares redeemed	(217,440)	(1,156,777)	(768,175)	(4,851,081)	(1,640,116)	(15,907,826)	(10,819,317)	(110,432,569)
Change from Institutional Class Share Transactions	1,333,163	6,990,468	415,228	2,388,456	2,481,266	23,702,686	(4,267,873)	(50,472,067)
Class R6
Proceeds from Shares issued	2,060,930	10,040,208	21,896,944	120,345,208	—	—	—	—
Reinvestment of distributions	862,270	4,147,518	1,780,528	8,323,538	—	—	—	—
Cost of Shares redeemed	(15,237,505)	(75,171,825)	(9,403,473)	(48,872,886)	—	—	—	—
Change from Class R6 Share Transactions	(12,314,305)	(60,984,099)	14,273,999	79,795,860	—	—	—	—
Change from Share Transactions	(29,237,962)	$(139,762,470)	522,808	$42,507,413	1,958,762	$18,464,958	(2,915,874)	$(38,343,157)

(A)See Note 9 in Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Financial Highlights

Touchstone Balanced Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

Six Months Ended	Year	Seven Months
December 31,	Ended	Ended
2019	June 30,	June 30,	Year Ended November 30,
(Unaudited)	2019	2018(A)	2017	2016	2015	2014
Net asset value at beginning of period	$22.18	$21.54	$22.40	$19.68	$19.87	$20.98	$20.23
Income (loss) from investment operations:
Net investment income	0.14	0.32	0.16	0.21	0.23	(B)	0.43	(B)	0.26	(B)
Net realized and unrealized gains (losses) on investments	1.55	1.73	0.22	2.89	0.66	(0.35)	1.50
Total from investment operations	1.69	2.05	0.38	3.10	0.89	0.08	1.76
Distributions from:
Net investment income	(0.15)	(0.34)	(0.18)	(0.25)	(0.44)	(0.30)	(0.26)
Realized capital gains	(2.41)	(1.07)	(1.06)	(0.13)	(0.64)	(0.89)	(0.75)
Total distributions	(2.56)	(1.41)	(1.24)	(0.38)	(1.08)	(1.19)	(1.01)
Net asset value at end of period	$21.31	$22.18	$21.54	$22.40	$19.68	$19.87	$20.98
Total return(C)	7.86	%(D)	10.13%	1.72	%(D)	15.95%	4.75%	0.56%	9.10%
Ratios and supplemental data:
Net assets at end of period (000’s)	$253,027	$244,037	$239,056	$258,279	$264,910	$263,276	$278,385
Ratio to average net assets:
Net expenses	1.01	%(E)	1.01%	1.01	%(E)	1.03%	1.01%	1.04%	1.07%
Gross expenses	1.09	%(E)	1.09%	1.07	%(E)	1.04%	1.01%	1.04%	1.07%
Net investment income	1.31	%(E)	1.49%	1.24	%(E)	0.99%	1.20%	2.17	%(F)	1.29%
Portfolio turnover rate	86	%(D)	81%	119	%(D)	46%	45%	86%	94%

Touchstone Balanced Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

Six Months Ended	Year	Seven Months
December 31,	Ended	Ended
2019	June 30,	June 30,	Year Ended November 30,
(Unaudited)	2019	2018(A)	2017	2016	2015	2014
Net asset value at beginning of period	$22.29	$21.63	$22.46	$19.73	$19.93	$21.04	$20.27
Income (loss) from investment operations:
Net investment income	0.07	0.15	0.06	0.04	0.08	(B)	0.28	(B)	0.11	(B)
Net realized and unrealized gains (losses) on investments	1.55	1.75	0.22	2.91	0.66	(0.35)	1.51
Total from investment operations	1.62	1.90	0.28	2.95	0.74	(0.07)	1.62
Distributions from:
Net investment income	(0.08)	(0.17)	(0.05)	(0.09)	(0.30)	(0.15)	(0.10)
Realized capital gains	(2.41)	(1.07)	(1.06)	(0.13)	(0.64)	(0.89)	(0.75)
Total distributions	(2.49)	(1.24)	(1.11)	(0.22)	(0.94)	(1.04)	(0.85)
Net asset value at end of period	$21.42	$22.29	$21.63	$22.46	$19.73	$19.93	$21.04
Total return (C)	7.45	%(D)	9.33%	1.25	%(D)	15.09%	3.91%	(0.23%)	8.34%
Ratios and supplemental data:
Net assets at end of period (000’s)	$43,026	$34,380	$39,769	$42,800	$43,066	$35,344	$32,002
Ratio to average net assets:
Net expenses	1.78	%(E)	1.78%	1.78	%(E)	1.79%	1.78%	1.82%	1.82%
Gross expenses	1.87	%(E)	1.89%	1.86	%(E)	1.81%	1.78%	1.82%	1.82%
Net investment income	0.54	%(E)	0.72%	0.47	%(E)	0.23%	0.43%	1.39	%(F)	0.53%
Portfolio turnover rate	86	%(D)	81%	119	%(D)	46%	45%	86%	94%

(A)	The Fund changed its fiscal year end from November 30 to June 30.
(B)	The net investment income per share was based on average shares outstanding for the period.
(C)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(D)	Not annualized.
(E)	Annualized.
(F)	Includes the impact of special dividends resulting from an acquisition of Covidien plc by Medtronic, Inc. on January 26, 2015 through the formation of a new holding company, Medtronic plc, incorporated in Ireland. These special dividends enhanced the ratios of net investment income for Class A and Class C shares by 0.86% for the fiscal year ended November 30, 2015.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Balanced Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

Six Months Ended	Year	Seven Months
December 31,	Ended	Ended
2019	June 30,	June 30,	Year Ended June 30,
(Unaudited)	2019	2018(A)	2017(B)	2016	2015	2014
Net asset value at beginning of period	$22.01	$21.39	$22.26	$19.57	$19.78	$20.90	$20.15
Income (loss) from investment operations:
Net investment income	0.17	0.35	0.19	0.28	0.27	(C)	0.47	(C)	0.31	(C)
Net realized and unrealized gains (losses) on investments	1.55	1.72	0.22	2.84	0.65	(0.34)	1.50
Total from investment operations	1.72	2.07	0.41	3.12	0.92	0.13	1.81
Distributions from:
Net investment income	(0.18)	(0.38)	(0.22)	(0.30)	(0.49)	(0.36)	(0.31)
Realized capital gains	(2.41)	(1.07)	(1.06)	(0.13)	(0.64)	(0.89)	(0.75)
Total distributions	(2.59)	(1.45)	(1.28)	(0.43)	(1.13)	(1.25)	(1.06)
Net asset value at end of period	$21.14	$22.01	$21.39	$22.26	$19.57	$19.78	$20.90
Total return	8.03	%(D)	10.33%	1.86	%(D)	16.20%	4.94%	0.79%	9.43%
Ratios and supplemental data:
Net assets at end of period (000’s)	$72,690	$60,638	$30,612	$31,215	$14,477	$12,589	$17,062
Ratio to average net assets:
Net expenses	0.81	%(E)	0.81%	0.81	%(E)	0.78%	0.81%	0.81%	0.80%
Gross expenses	0.87	%(E)	0.88%	0.90	%(E)	0.80%	0.81%	0.81%	0.80%
Net investment income	1.51	%(E)	1.69%	1.44	%(E)	1.25%	1.41%	2.39	%(F)	1.55%
Portfolio turnover rate	86	%(D)	81%	119	%(D)	46%	45%	86%	94%

(A)	The Fund changed its fiscal year end from November 30 to June 30.
(B)	Effective October 28, 2017, Class I shares of the Sentinel Balanced Fund (the “Predecessor Fund”) were reorganized into Class Y shares of the Fund.
(C)	The net investment income per share was based on average shares outstanding for the period.
(D)	Not annualized.
(E)	Annualized.
(F)	Includes the impact of special dividends resulting from an acquisition of Covidien plc by Medtronic, Inc. on January 26, 2015 through the formation of a new holding company, Medtronic plc, incorporated in Ireland. These special dividends enhanced the ratios of net investment income for Class Y shares by 0.86% for the fiscal year ended November 30, 2015.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone International Equity Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

Six Months Ended December 31,	Year Ended	Seven Months Ended
2019	June 30,	June 30,	Year Ended November 30,
(Unaudited)	2019	2018(A)	2017	2016	2015	2014
Net asset value at beginning of period	$15.65	$18.15	$19.64	$15.52	$16.92	$19.61	$20.18
Income (loss) from investment operations:
Net investment income (loss)	(—	)(B)(C)	0.20	(B)	0.36	(D)	0.17	0.18	(B)	0.13	(B)	0.25	(B)
Net realized and unrealized gains (losses) on investments	1.23	(0.57)	(0.94)	4.05	(0.97)	0.47	(0.61)
Total from investment operations	1.23	(0.37)	(0.58)	4.22	(0.79)	0.60	(0.36)
Distributions from:
Net investment income	(0.19)	(0.26)	(0.21)	(0.10)	(0.12)	(0.34)	(0.21)
Realized capital gains	(0.63)	(1.87)	(0.70)	—	(0.49)	(2.95)	—
Total distributions	(0.82)	(2.13)	(0.91)	(0.10)	(0.61)	(3.29)	(0.21)
Net asset value at end of period	$16.06	$15.65	$18.15	$19.64	$15.52	$16.92	$19.61
Total return(E)	8.05	%(F)	(0.78%)	(3.23	%)(F)	27.39%	(4.81%)	4.49%	(1.81%)
Ratios and supplemental data:
Net assets at end of period (000’s)	$96,739	$106,870	$118,391	$129,139	$114,616	$113,212	$115,216
Ratio to average net assets:
Net expenses	1.30	%(G)	1.30%	1.23	%(G)	1.37%	1.36%	1.41%	1.41%
Gross expenses	1.41	%(G)	1.37%	1.30	%(G)	1.39%	1.36%	1.41%	1.41%
Net investment income (loss)	(0.01	%)(G)	1.26%	3.22	%(D)(G)	0.92%	1.11%	0.76%	1.22%
Portfolio turnover rate	26	%(F)	43%	26	%(F)	37%	36%	55%	50%

Touchstone International Equity Fund— Class C

Selected Data for a Share Outstanding Throughout Each Period

Six Months Ended	Year	Seven Months
December 31,	Ended	Ended
2019	June 30,	June 30,	Year Ended November 30,
(Unaudited)	2019	2018(A)	2017	2016	2015	2014
Net asset value at beginning of period	$14.64	$17.12	$18.46	$14.66	$16.06	$18.71	$19.34
Income (loss) from investment operations:
Net investment income (loss)	(0.09	)(B)	0.03	(B)	0.26	(D)	(0.06)	(0.01	)(B)	(0.10	)(B)	(0.04	)(B)
Net realized and unrealized gains (losses) on investments	1.15	(0.54)	(0.90)	3.86	(0.90)	0.47	(0.59)
Total from investment operations	1.06	(0.51)	(0.64)	3.80	(0.91)	0.37	(0.63)
Distributions from:
Net investment income	—	(0.10)	—	—	—	(0.07)	—
Realized capital gains	(0.63)	(1.87)	(0.70)	—	(0.49)	(2.95)	—
Total distributions	(0.63)	(1.97)	(0.70)	—	(0.49)	(3.02)	—
Net asset value at end of period	$15.07	$14.64	$17.12	$18.46	$14.66	$16.06	$18.71
Total return(E)	7.42	%(F)	(1.87%)	(3.72	%)(F)	25.92%	(5.82%)	3.14%	(3.26%)
Ratios and supplemental data:
Net assets at end of period (000’s)	$3,277	$3,783	$6,737	$6,924	$5,876	$4,732	$3,581
Ratio to average net assets:
Net expenses	2.49	%(G)	2.34%	2.18	%(G)	2.45%	2.49%	2.70%	2.86%
Gross expenses	2.62	%(G)	2.42%	2.25	%(G)	2.49%	2.49%	2.70%	2.86%
Net investment income (loss)	(1.20	%)(G)	0.21%	2.27	%(D)(G)	(0.16%)	(0.04%)	(0.60%)	(0.23%)
Portfolio turnover rate	26	%(F)	43%	26	%(F)	37%	36%	55%	50%

(A)	The Fund changed its fiscal year end from November 30 to June 30.
(B)	The net investment income (loss) per share was based on average shares outstanding for the period.
(C)	Less than $0.005 per share.
(D)	Reflects the impact of a special dividend that resulted in a one-time increase to net investment income. If the special dividend had not occurred, the ratio of net investment income to average net assets would have been lower by 1.54% for Class A and Class C shares and the net investment income per share would have been lower by $0.17 and $0.16 for Class A and Class C shares, respectively.
(E)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(F)	Not annualized.
(G)	Annualized.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone International Equity Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended	Year	Seven Months
December 31,	Ended	Ended
2019	June 30,	June 30,	Year Ended November 30,
(Unaudited)	2019	2018(A)	2017(B)	2016	2015	2014
Net asset value at beginning of period	$15.44	$17.93	$19.45	$15.40	$16.79	$19.53	$20.13
Income (loss) from investment operations:
Net investment income	0.02	(C)	0.25	(C)	0.40	(D)	0.25	0.23	(C)	0.18	(C)	0.38	(C)
Net realized and unrealized gains (losses) on investments	1.22	(0.57)	(0.93)	3.98	(0.95)	0.47	(0.65)
Total from investment operations	1.24	(0.32)	(0.53)	4.23	(0.72)	0.65	(0.27)
Distributions from:
Net investment income	(0.24)	(0.30)	(0.29)	(0.18)	(0.18)	(0.44)	(0.33)
Realized capital gains	(0.63)	(1.87)	(0.70)	—	(0.49)	(2.95)	—
Total distributions	(0.87)	(2.17)	(0.99)	(0.18)	(0.67)	(3.39)	(0.33)
Net asset value at end of period	$15.81	$15.44	$17.93	$19.45	$15.40	$16.79	$19.53
Total return	8.21	%(E)	(0.47%)	(3.05	%)(E)	27.78%	(4.41%)	4.89%	(1.39%)
Ratios and supplemental data:
Net assets at end of period (000’s)	$32,549	$42,120	$57,438	$63,320	$40,528	$14,967	$10,997
Ratio to average net assets:
Net expenses	0.99	%(F)	0.99%	0.99	%(F)	1.01%	0.99%	1.02%	0.92%
Gross expenses	1.16	%(F)	1.12%	1.09	%(F)	1.03%	0.99%	1.02%	0.92%
Net investment income	0.30	%(F)	1.57%	3.47	%(D)(F)	1.28%	1.45%	1.05%	1.91%
Portfolio turnover rate	26	%(E)	43%	26	%(E)	37%	36%	55%	50%

Touchstone International Equity Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended	Year	Seven Months
December 31,	Ended	Ended	Period Ended
2019	June 30,	June 30,	November 30,
(Unaudited)	2019	2018(A)	2017(G)
Net asset value at beginning of period	$15.42	$17.92	$19.46	$18.91
Income (loss) from investment operations:
Net investment income	0.03	(C)	0.26	(C)	0.56	(D)	0.02
Net realized and unrealized gains (losses) on investments	1.22	(0.57)	(1.09)	0.53
Total from investment operations	1.25	(0.31)	(0.53)	0.55
Distributions from:
Net investment income	(0.27)	(0.32)	(0.31)	—
Realized capital gains	(0.63)	(1.87)	(0.70)	—
Total distributions	(0.90)	(2.19)	(1.01)	—
Net asset value at end of period	$15.77	$15.42	$17.92	$19.46
Total return	8.25	%(E)	(0.39%)	(3.02	%)(E)	2.91	%(E)
Ratios and supplemental data:
Net assets at end of period (000’s)	$16,461	$2,592	$2,260	$3
Ratio to average net assets:
Net expenses	0.89	%(F)	0.89%	0.89	%(F)	0.89	%(F)
Gross expenses	1.14	%(F)	1.38%	1.63	%(F)	1921.18	%(F)
Net investment income	0.40	%(F)	1.67%	3.57	%(D)(F)	1.40	%(F)
Portfolio turnover rate	26	%(E)	43%	26	%(E)	37	%(E)

(A)	The Fund changed its fiscal year end from November 30 to June 30.
(B)	Effective October 28, 2017, Class I shares of the Sentinel Balanced Fund (the “Predecessor Fund”) were reorganized into Class Y shares of the Fund.
(C)	The net investment income per share was based on average shares outstanding for the period.
(D)	Reflects the impact of a special dividend that resulted in a one-time increase to net investment income. If the special dividend had not occurred, the ratio of net investment income to average net assets would have been lower by 1.54% for Class Y and Institutional Class shares and the net investment income per share would have been lower by $0.17 and $0.16 for Class Y and Institutional Class shares, respectively .
(E)	Not annualized.
(F)	Annualized.
(G)	Represents the period from commencement of operations (October 30, 2017) through November 30, 2017.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone International Growth Opportunities Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31,					Period Ended
	2019		Year Ended June 30,			June 30,
	(Unaudited)		2019		2018	2017(A)
Net asset value at beginning of period	$21.29		$25.12		$22.25	$18.74	(B)
Income (loss) from investment operations:
Net investment loss	(0.03	)(C)	(0.07	)(C)	(0.01)	(0.01)
Net realized and unrealized gains (losses) on investments	1.19		(0.91)		3.34	3.52
Total from investment operations	1.16		(0.98)		3.33	3.51
Distributions from:
Realized capital gains	—		(2.85)		(0.46)	—
Net asset value at end of period	$22.45		$21.29		$25.12	$22.25
Total return(D)	5.45	%(E)	(1.78%)		15.00%	18.73	%(E)
Ratios and supplemental data:
Net assets at end of period (000’s)	$885		$760		$918	$140
Ratio to average net assets:
Net expenses	1.24	%(F)	1.24%		1.36%	1.41	%(F)
Gross expenses	3.71	%(F)	4.36%		3.75%	42.93	%(F)
Net investment loss	(0.27	%)(F)	(0.31%)		(0.05%)	(0.35	%)(F)
Portfolio turnover rate	39	%(E)	103%		109%	72	%(G)

Touchstone International Growth Opportunities Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31,					Period Ended
	2019		Year Ended June 30,			June 30,
	(Unaudited)		2019		2018	2017(A)
Net asset value at beginning of period	$20.77		$24.76		$22.10	$18.74	(B)
Income (loss) from investment operations:
Net investment loss	(0.11	)(C)	(0.23	)(C)	(0.11)	(0.19)
Net realized and unrealized gains (losses) on investments	1.16		(0.91)		3.23	3.55
Total from investment operations	1.05		(1.14)		3.12	3.36
Distributions from:
Realized capital gains	—		(2.85)		(0.46)	—
Net asset value at end of period	$21.82		$20.77		$24.76	$22.10
Total return(D)	5.06	%(E)	(2.52%)		14.14%	17.93	%(E)
Ratios and supplemental data:
Net assets at end of period (000’s)	$234		$185		$436	$3
Ratio to average net assets:
Net expenses	1.99	%(F)	1.99%		2.10%	2.16	%(F)
Gross expenses	5.97	%(F)	6.35%		5.06%	237.46	%(F)
Net investment loss	(1.02	%)(F)	(1.06%)		(0.79%)	(1.11	%)(F)
Portfolio turnover rate	39	%(E)	103%		109%	72	%(G)

(A)	Represents the period from commencement of operations (August 15, 2016) through June 30, 2017.
(B)	Net asset value at the beginning of period is based on the net asset value of Institutional Class shares on August 15, 2016.
(C)	The net investment income (loss) per share was based on average shares outstanding for the period.
(D)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(E)	Not annualized.
(F)	Annualized.
(G)	Portfolio turnover excludes the purchases and sales of the DSM Global Growth & Income Fund merger on August 15, 2016. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone International Growth Opportunities Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31,					Period Ended
	2019		Year Ended June 30,			June 30,
	(Unaudited)		2019		2018	2017(A)
Net asset value at beginning of period	$21.39		$25.19		$22.25	$18.74	(B)
Income (loss) from investment operations:
Net investment income (loss)	(—	)(C)(D)	(0.01	)(D)	0.02	(—	)(C)
Net realized and unrealized gains (losses) on investments	1.20		(0.92)		3.38	3.51
Total from investment operations	1.20		(0.93)		3.40	3.51
Distributions from:
Net investment income	—		(0.02)		—	—
Realized capital gains	—		(2.85)		(0.46)	—
Total distributions	—		(2.87)		(0.46)	—
Net asset value at end of period	$22.59		$21.39		$25.19	$22.25
Total return	5.56	%(E)	(1.53%)		15.32%	18.73	%(E)
Ratios and supplemental data:
Net assets at end of period (000’s)	$2,190		$2,341		$4,553	$161
Ratio to average net assets:
Net expenses	0.99	%(F)	0.99%		1.03%	1.16	%(F)
Gross expenses	2.22	%(F)	1.89%		1.81%	51.68	%(F)
Net investment income (loss)	(0.02	%)(F)	(0.06%)		0.28%	(0.10	%)(F)
Portfolio turnover rate	39	%(E)	103%		109%	72	%(G)

(A)	Represents the period from commencement of operations (August 15, 2016) through June 30, 2017.
(B)	Net asset value at the beginning of period is based on the net asset value of Institutional Class shares on August 15, 2016.
(C)	Less than $0.005 per share.
(D)	The net investment income (loss) per share was based on average shares outstanding for the period.
(E)	Not annualized.
(F)	Annualized.
(G)	Portfolio turnover excludes the purchases and sales of the DSM Global Growth & Income Fund merger on August 15, 2016. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone International Growth Opportunities Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
December 31,
2019	Year Ended June 30,
(Unaudited)	2019	2018	2017	2016	2015
Net asset value at beginning of period	$21.46	$25.27	$22.30	$17.60	$19.75	$20.26
Income (loss) from investment operations:
Net investment income (loss)	0.01	(A)	0.01	(A)	0.07	(0.02)	(0.04	)(A)	(0.02	)(A)
Net realized and unrealized gains (losses) on investments	1.21	(0.93)	3.36	5.15	(0.73)	1.56
Total from investment operations	1.22	(0.92)	3.43	5.13	(0.77)	1.54
Distributions from:
Net investment income	(—	)(B)	(0.04)	—	—	—	(0.06)
Realized capital gain	—	(2.85)	(0.46)	(0.43)	(1.38)	(1.99)
Total distributions	—	(2.89)	(0.46)	(0.43)	(1.38)	(2.05)
Net asset value at end of period	$22.68	$21.46	$25.27	$22.30	$17.60	$19.75
Total return	5.69	%(C)	(1.46%)	15.42%	29.63%	(4.06%)	8.52%
Ratios and supplemental data:
Net assets at end of period (000’s)	$32,095	$31,435	$28,159	$23,956	$6,418	$6,040
Ratio to average net assets:
Net expenses	0.89	%(D)	0.89%	1.02%	1.06%	1.15	%(E)	1.20%
Gross expenses	1.33	%(D)	1.30%	1.31%	1.82%	4.12%	4.54%
Net investment income (loss)	0.08	%(D)	0.04%	0.28%	(0.14%)	(0.23%)	(0.10%)
Portfolio turnover rate	39	%(C)	103%	109%	72	%(F)	57%	91%

(A)	The net investment income (loss) per share was based on average shares outstanding for the period.
(B)	Less than $0.005 per share.
(C)	Not annualized.
(D)	Annualized.
(E)	Expense cap was lowered to 1.10% from 1.20% on January 1, 2016.
(F)	Portfolio turnover excludes the purchases and sales of the DSM Global Growth & Income Fund merger on August 15, 2016. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone International Small Cap Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31,
	2019		Year Ended June 30,
	(Unaudited)		2019	2018	2017	2016	2015
Net asset value at beginning of period	$15.11		$17.89	$16.78	$14.98	$16.52	$15.48
Income (loss) from investment operations:
Net investment income (loss)	(0.02	)(A)	0.85	0.18	0.10	0.09	0.11
Net realized and unrealized gains (losses) on investments	0.62		(2.35)	1.32	1.84	(1.53)	1.00
Total from investment operations	0.60		(1.50)	1.50	1.94	(1.44)	1.11
Distributions from:
Net investment income	(0.35)		(0.18)	(0.39)	(0.14)	(0.10)	(0.07)
Realized capital gains	—		(1.10)	—	—	—	—
Total distributions	(0.35)		(1.28)	—	—	—	—
Net asset value at end of period	$15.36		$15.11	$17.89	$16.78	$14.98	$16.52
Total return(B)	3.93	%(C)	(7.42%)	8.85%	13.13%	(8.77%)	7.29%
Ratios and supplemental data:
Net assets at end of period (000’s)	$2,024		$2,688	$11,727	$16,529	$23,095	$24,635
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(D)	1.56	%(E)	1.55%	1.55%	1.55%	1.55%	1.55%
Gross expenses (including liquidity provider expenses)(F)	2.70	%(E)	2.00%	1.74%	1.71%	1.66%	1.84%
Net investment income (loss)	(0.25	%)(E)	0.70%	0.51%	0.56%	0.59%	0.90%
Portfolio turnover rate	50	%(C)	91%	94%	89%	90%	84%

Touchstone International Small Cap Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31,
	2019		Year Ended June 30,
	(Unaudited)		2019	2018	2017	2016	2015
Net asset value at beginning of period	$14.74		$17.58	$16.47	$14.67	$16.28	$15.33
Income (loss) from investment operations:
Net investment income (loss)	(0.07	)(A)	(0.10)	(0.11)	(0.12)	(0.04)	0.06
Net realized and unrealized gains (losses) on investments	0.60		(1.49)	1.44	1.92	(1.49)	0.92
Total from investment operations	0.53		(1.59)	1.33	1.80	(1.53)	0.98
Distributions from:
Net investment income	(0.28)		(0.15)	(0.22)	—	(0.08)	(0.03)
Realized capital gains	—		(1.10)	—	—	—	—
Total distributions	(0.28)		(1.25)	—	—	—	—
Net asset value at end of period	$14.99		$14.74	$17.58	$16.47	$14.67	$16.28
Total return(B)	3.62	%(C)	(8.11%)	8.04%	12.27%	(9.43%)	6.44%
Ratios and supplemental data:
Net assets at end of period (000’s)	$1,200		$1,559	$2,498	$2,818	$4,294	$4,120
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(D)	2.31	%(E)	2.30%	2.30%	2.30%	2.30%	2.30%
Gross expenses (including liquidity provider expenses)(F)	3.48	%(E)	3.10%	2.81%	2.73%	2.62%	2.92%
Net investment income (loss)	(1.00	%)(E)	(0.05%)	(0.25%)	(0.19%)	(0.16%)	0.15%
Portfolio turnover rate	50	%(C)	91%	94%	89%	90%	84%

(A)	The net investment loss per share was based on average shares outstanding for the period.
(B)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	The ratio of net expenses to average net assets excluding liquidity provider expenses was for Class A was 1.55% and for Class C was 2.30% for the six months ended December 31, 2019.
(E)	Annualized.
(F)	The ratio of gross expenses to average net assets excluding liquidity provider expenses for Class A was 2.69% and for Class C was 3.47% for the six months ended December 31, 2019.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone International Small Cap Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31,
	2019		Year Ended June 30,
	(Unaudited)		2019	2018		2017	2016	2015
Net asset value at beginning of period	$15.45		$18.28	$17.21		$15.39	$16.94	$15.86
Income (loss) from investment operations:
Net investment income	—	(A)(B)	0.14	0.13		0.17	0.13	0.14
Net realized and unrealized gains (losses) on investments	0.64		(1.64)	1.46		1.85	(1.57)	1.04
Total from investment operations	0.64		(1.50)	1.59		2.02	(1.44)	1.18
Distributions from:
Net investment income	(0.37)		(0.23)	(0.52)		(0.20)	(0.11)	(0.10)
Realized capital gains	—		(1.10)	—		—	—	—
Total distributions	(0.37)		(1.33)	—		—	—	—
Net asset value at end of period	$15.72		$15.45	$18.28		$17.21	$15.39	$16.94
Total return	4.12	%(C)	(7.17%)	9.17%		13.39%	(8.56%)	7.54%
Ratios and supplemental data:
Net assets at end of period (000’s)	$93,938		$97,799	$144,173		$146,744	$166,801	$172,477
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(D)	1.31	%(E)	1.30%	1.30	%(F)	1.30%	1.30%	1.30%
Gross expenses (including liquidity provider expenses)(G)	1.42	%(E)	1.33%	1.30%		1.32%	1.32%	1.38%
Net investment income	0.00	%(A)(E)	0.95%	0.75%		0.81%	0.84%	1.15%
Portfolio turnover rate	50	%(C)	91%	94%		89%	90%	84%

Touchstone International Small Cap Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31,
	2019		Year Ended June 30,
	(Unaudited)		2019	2018	2017	2016	2015
Net asset value at beginning of period	$15.54		$18.37	$17.31	$15.48	$17.02	$15.94
Income (loss) from investment operations:
Net investment income	0.01	(B)	0.04	0.12	0.16	0.12	0.18
Net realized and unrealized gains (losses) on investments	0.64		(1.53)	1.50	1.90	(1.55)	1.02
Total from investment operations	0.65		(1.49)	1.62	2.06	(1.43)	1.20
Distributions from:
Net investment income	(0.38)		(0.24)	(0.56)	(0.23)	(0.11)	(0.12)
Realized capital gains	—		(1.10)	—	—	—	—
Total distributions	(0.38)		(1.34)	—	—	—	—
Net asset value at end of period	$15.81		$15.54	$18.37	$17.31	$15.48	$17.02
Total return	4.16	%(C)	(7.11%)	9.25%	13.56%	(8.43%)	7.65%
Ratios and supplemental data:
Net assets at end of period (000’s)	$54,140		$99,402	$157,502	$148,937	$197,693	$47,319
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(D)	1.19	%(E)	1.18%	1.18%	1.18%	1.18%	1.18%
Gross expenses (including liquidity provider expenses)(G)	1.35	%(E)	1.26%	1.22%	1.23%	1.23%	1.30%
Net investment income	0.12	%(E)	1.07%	0.87%	0.93%	0.96%	1.27%
Portfolio turnover rate	50	%(C)	91%	94%	89%	90%	84%

(A)	Less than $0.005 per share or 0.005%.
(B)	The net investment loss per share was based on average shares outstanding for the period.
(C)	Not annualized.
(D)	The ratio of net expenses to average net assets excluding liquidity provider expenses was for Class Y was 1.30% and for Institutional Class was 1.18% for the six months ended December 31, 2019.
(E)	Annualized.
(F)	Net expenses include amounts recouped by the Advisor.
(G)	The ratio of gross expenses to average net assets excluding liquidity provider expenses was for Class Y was 1.41% and for Institutional Class was 1.34% for the six months ended December 31, 2019.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Large Cap Focused Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended	Year	Seven Months
December 31,	Ended	Ended
2019	June 30,	June 30,	Year Ended November 30,
(Unaudited)	2019	2018(A)	2017	2016	2015	2014
Net asset value at beginning of period	$43.37	$43.80	$48.75	$42.28	$43.08	$42.79	$43.31
Income (loss) from investment operations:
Net investment income	0.13	(B)	0.38	(B)	0.23	0.45	0.53	(B)	1.01	(B)	0.56	(B)
Net realized and unrealized gains (losses) on investments	4.39	3.72	1.85	8.99	2.43	(0.25)	4.97
Total from investment operations	4.52	4.10	2.08	9.44	2.96	0.76	5.53
Distributions from:
Net investment income	(0.27)	(0.27)	(0.07)	(0.51)	(1.08)	(0.45)	(0.58)
Realized capital gains	(4.85)	(4.26)	(6.96)	(2.46)	(2.68)	(0.02)	(5.47)
Total distributions	(5.12)	(4.53)	(7.03)	(2.97)	(3.76)	(0.47)	(6.05)
Net asset value at end of period	$42.77	$43.37	$43.80	$48.75	$42.28	$43.08	$42.79
Total return(C)	10.76	%(D)	10.51%	4.74	%(D)	23.67%	7.53%	1.79%	13.30%
Ratios and supplemental data:
Net assets at end of period (000’s)	$1,206,106	$1,170,490	$1,218,721	$1,321,506	$1,350,861	$1,416,147	$1,577,546
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(E)	1.00	%(F)	0.97%	0.97	%(F)	1.02%	1.00%	0.99%	1.00%
Gross expenses (including liquidity provider expenses)(G)	1.11	%(F)	1.09%	1.09	%(F)	1.02%	1.00%	0.99%	1.00%
Net investment income	0.66	%(F)	0.88%	0.88	%(F)	0.98%	1.32%	2.36	%(H)	1.28%
Portfolio turnover rate	13	%(D)(I)	15	%(I)	9	%(D)(I)	12	%(I)	8%	11%	19%

(A)	The Fund changed its fiscal year end from November 30 to June 30.
(B)	The net investment income per share was based on average shares outstanding for the period.
(C)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(D)	Not annualized.
(E)	The ratio of net expenses to average net assets excluding liquidity provider expenses was 0.97%, 0.96%, 0.95% and 1.02% for the six months ended December 31, 2019, the year ended June 30, 2019, the seven months ended June 30, 2018 and the year ended November 30, 2017, respectively.
(F)	Annualized.
(G)	The ratio of gross expenses to average net assets excluding liquidity provider expenses was 1.08%, 1.08%, 1.07% and 1.02% for the six months ended December 31, 2019, the year ended June 30, 2019, the seven months ended June 30, 2018 and the year ended November 30, 2017, respectively.
(H)	Includes the impact of special dividends resulting from an acquisition of Covidien plc by Medtronic, Inc. on January 26, 2015 through the formation of a new holding company, Medtronic plc, incorporated in Ireland. These special dividends enhanced the ratios of net investment income for Class A shares by 1.22% for the fiscal year ended November 30, 2015.
(I)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Large Cap Focused Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended	Year	Seven Months
December 31,	Ended	Ended
2019	June 30,	June 30,	Year Ended November 30,
(Unaudited)	2019	2018(A)	2017	2016	2015	2014
Net asset value at beginning of period	$40.56	$41.29	$46.48	$40.44	$41.36	$41.15	$41.82
Income (loss) from investment operations:
Net investment income (loss)	(0.07	)(B)	0.03	(B)	0.03	—	(C)	0.21	(B)	0.64	(B)	0.21	(B)
Net realized and unrealized gains (losses) on investments	4.10	3.50	1.74	8.67	2.33	(0.24)	4.78
Total from investment operations	4.03	3.53	1.77	8.67	2.54	0.40	4.99
Distributions from:
Net investment income	—	—	—	(0.17)	(0.78)	(0.17)	(0.19)
Realized capital gains	(4.85)	(4.26)	(6.96)	(2.46)	(2.68)	(0.02)	(5.47)
Total distributions	(4.85)	(4.26)	(6.96)	(2.63)	(3.46)	(0.19)	(5.66)
Net asset value at end of period	$39.74	$40.56	$41.29	$46.48	$40.44	$41.36	$41.15
Total return(D)	10.29	%(E)	9.61%	4.24	%(E)	22.69%	6.71%	0.98%	12.40%
Ratios and supplemental data:
Net assets at end of period (000’s)	$43,473	$47,838	$67,599	$74,122	$83,246	$89,890	$90,784
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(F)	1.82	%(G)	1.79%	1.78	%(G)	1.82%	1.79%	1.78%	1.79%
Gross expenses (including liquidity provider expenses)(H)	1.94	%(G)	1.90%	1.89	%(G)	1.82%	1.79%	1.78%	1.79%
Net investment income (loss)	(0.15	%)(G)	0.07%	0.07	%(G)	0.18%	0.54%	1.57	%(I)	0.50%
Portfolio turnover rate	13	%(E)(J)	15	%(J)	9	%(E)(J)	12	%(J)	8%	11%	19%

(A)	The Fund changed its fiscal year end from November 30 to June 30.
(B)	The net investment income per share was based on average shares outstanding for the period.
(C)	Less than $0.005 per share.
(D)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(E)	Not annualized.
(F)	The ratio of net expenses to average net assets excluding liquidity provider expenses was 1.79%, 1.78%, 1.76% and 1.82% for the six months ended December 31, 2019, the year ended June 30, 2019, the seven months ended June 30, 2018 and the year ended November 30, 2017, respectively.
(G)	Annualized.
(H)	The ratio of gross expenses to average net assets excluding liquidity provider expenses was 1.91%, 1.89%, 1.87% and 1.82% for the six months ended December 31, 2019, the year ended June 30, 2019, the seven months ended June 30, 2018 and the year ended November 30, 2017, respectively.
(I)	Includes the impact of special dividends resulting from an acquisition of Covidien plc by Medtronic, Inc. on January 26, 2015 through the formation of a new holding company, Medtronic plc, incorporated in Ireland. These special dividends enhanced the ratios of net investment income for Class C shares by 1.22% for the fiscal year ended November 30, 2015.
(J)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Large Cap Focused Fund— Class Y

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended	Year	Seven Months
December 31,	Ended	Ended
2019	June 30,	June 30,	Year Ended November 30,
(Unaudited)	2019	2018(A)	2017(B)	2016	2015	2014
Net asset value at beginning of period	$43.24	$43.68	$48.72	$42.26	$43.06	$42.76	$43.31
Income (loss) from investment operations:
Net investment income	0.21	(C)	0.48	(C)	0.29	0.56	0.64	(C)	1.12	(C)	0.68	(C)
Net realized and unrealized gains (losses) on investments	4.35	3.71	1.84	8.99	2.43	(0.25)	4.97
Total from investment operations	4.56	4.19	2.13	9.55	3.07	0.87	5.65
Distributions from:
Net investment income	(0.37)	(0.37)	(0.21)	(0.63)	(1.19)	(0.55)	(0.73)
Realized capital gains	(4.85)	(4.26)	(6.96)	(2.46)	(2.68)	(0.02)	(5.47)
Total distributions	(5.22)	(4.63)	(7.17)	(3.09)	(3.87)	(0.57)	(6.20)
Net asset value at end of period	$42.58	$43.24	$43.68	$48.72	$42.26	$43.06	$42.76
Total return	10.88	%(D)	10.81%	4.85	%(D)	24.03%	7.84%	2.07%	13.61%
Ratios and supplemental data:
Net assets at end of period (000’s)	$391,293	$413,137	$394,077	$438,732	$552,611	$689,502	$932,941
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(E)	0.75	%(F)	0.73%	0.74	%(F)	0.74%	0.72%	0.71%	0.72%
Gross expenses (including liquidity provider expenses)(G)	0.91	%(F)	0.89%	0.90	%(F)	0.75%	0.72%	0.71%	0.72%
Net investment income	0.92	%(F)	1.13%	1.11	%(F)	1.26%	1.60%	2.63	%(H)	1.55%
Portfolio turnover rate	13	%(D)(I)	15	%(I)	9	%(D)(I)	12	%(I)	8%	11%	19%

(A)	The Fund changed its fiscal year end from November 30 to June 30.
(B)	Effective October 28, 2017, Class I shares of the Sentinel International Equity Fund (the “Predecessor Fund”) were reorganized into Class Y shares of the Fund.
(C)	The net investment income per share was based on average shares outstanding for the period.
(D)	Not annualized.
(E)	The ratio of net expenses to average net assets excluding liquidity provider expenses was 0.72%, 0.72%, 0.72% and 0.74% for the six months ended December 31, 2019, the year ended June 30, 2019, the seven months ended June 30, 2018 and the year ended November 30, 2017, respectively.
(F)	Annualized.
(G)	The ratio of gross expenses to average net assets excluding liquidity provider expenses was 0.88%, 0.88%, 0.88% and 0.75% for the six months ended December 31, 2019, the year ended June 30, 2019, the seven months ended June 30, 2018 and the year ended November 30, 2017, respectively.
(H)	Includes the impact of special dividends resulting from an acquisition of Covidien plc by Medtronic, Inc. on January 26, 2015 through the formation of a new holding company, Medtronic plc, incorporated in Ireland. These special dividends enhanced the ratios of net investment income for Class Y shares by 1.22%, for the fiscal year ended November 30, 2015.
(I)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Large Cap Focused Fund— Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

Six Months Ended December 31, 2019	Year Ended June 30,	Seven Months Ended June 30,	Year Ended November 30,	Period Ended November 30,
(Unaudited)	2019	2018(A)	2017(B)	2016	2015(C)
Net asset value at beginning of period	$43.31	$43.75	$48.81	$42.32	$43.11	$43.01
Income (loss) from investment operations:
Net investment income	0.17	0.51	(D)	0.34	0.61	0.70	(D)	1.07	(D)
Net realized and unrealized gains (losses) on investments	4.41	3.71	1.80	9.01	2.41	(0.51)
Total from investment operations	4.58	4.22	2.14	9.62	3.11	0.56
Distributions from:
Net investment income	(0.40)	(0.40)	(0.24)	(0.67)	(1.22)	(0.46)
Realized capital gains	(4.85)	(4.26)	(6.96)	(2.46)	(2.68)	—
Total distributions	(5.25)	(4.66)	(7.20)	(3.13)	(3.90)	(0.46)
Net asset value at end of period	$42.64	$43.31	$43.75	$48.81	$42.32	$43.11
Total return	10.91	%(E)	10.87%	4.93	%(E)	24.14%	7.92%	1.31	%(E)
Ratios and supplemental data:
Net assets at end of period (000’s)	$135,317	$100,473	$46,683	$44,738	$29,927	$18,225
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(F)	0.69	%(G)	0.66%	0.67	%(G)	0.68%	0.65%	0.61	%(G)
Gross expenses (including liquidity provider expenses)(H)	0.87	%(G)	0.85%	0.88	%(G)	0.70%	0.72%	1.76	%(G)
Net investment income	0.97	%(G)	1.20%	1.18	%(G)	1.32%	1.72%	2.65	%(G)(I)
Portfolio turnover rate	13	%(E)(J)	15	%(J)	9	%(E)(J)	12	%(J)	8%	11%

(A)	The Fund changed its fiscal year end from November 30 to June 30.
(B)	Effective October 30, 2017, Class R6 shares of the Predecessor Fund were reorganized into Institutional Class shares of the Fund.
(C)	Represents the period from commencement of operations (December 23, 2014) through November 30, 2015.
(D)	The net investment income per share was based on average shares outstanding for the period.
(E)	Not annualized.
(F)	The ratio of net expenses to average net assets excluding liquidity provider expenses was 0.66%, 0.65%, 0.65% and 0.68% for the six months ended December 31, 2019, the year ended June 30, 2019, the seven months ended June 30, 2018 and the year ended November 30, 2017, respectively.
(G)	Annualized.
(H)	The ratio of gross expenses to average net assets excluding liquidity provider expenses was 0.84%, 0.84%, 0.86% and 0.70% for the six months ended December 31, 2019, the year ended June 30, 2019, the seven months ended June 30, 2018 and the year ended November 30, 2017, respectively.
(I)	Includes the impact of special dividends resulting from an acquisition of Covidien plc by Medtronic, Inc. on January 26, 2015 through the formation of a new holding company, Medtronic plc, incorporated in Ireland. These special dividends enhanced the ratios of net investment income for Institutional Class shares by 1.30%, for the fiscal year ended November 30, 2015.
(J)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Large Cap Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31,							Period Ended
	2019		Year Ended June 30,					June 30,
	(Unaudited)		2019		2018	2017	2016	2015(A)
Net asset value at beginning of period	$14.11		$13.27		$11.96	$10.49	$10.65	$10.00
Income (loss) from investment operations:
Net investment income	0.06		0.09	(B)	0.09	0.06	0.08	0.09	(B)
Net realized and unrealized gains (losses) on investments	1.13		0.83		1.27	1.49	(0.18)	0.57
Total from investment operations	1.19		0.92		1.36	1.55	(0.10)	0.66
Distributions from:
Net investment income	(0.11)		(0.08)		(0.05)	(0.08)	(0.06)	(0.01)
Realized capital gains	(0.87)		—		—	—	—	—
Total distributions	(0.98)		(0.08)		(0.05)	(0.08)	(0.06)	(0.01)
Net asset value at end of period	$14.32		$14.11		$13.27	$11.96	$10.49	$10.65
Total return(C)	8.52	%(D)	7.04%		11.35%	14.82%	(0.92%)	6.57	%(D)
Ratios and supplemental data:
Net assets at end of period (000’s)	$3,302		$4,067		$2,975	$5,368	$3,657	$2,013
Ratio to average net assets:
Net expenses	1.03	%(E)	1.11%		1.12%	1.12%	1.12%	1.12	%(E)
Gross expenses	1.65	%(E)	1.67%		1.50%	1.57%	1.68%	4.17	%(E)
Net investment income	0.69	%(E)	0.63%		0.48%	0.56%	0.87%	0.81	%(E)
Portfolio turnover rate	6	%(D)	19	%(F)	10%	23%	33%	8	%(D)(G)

Touchstone Large Cap Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31,							Period Ended
	2019		Year Ended June 30,					June 30,
	(Unaudited)		2019		2018	2017	2016	2015(A)
Net asset value at beginning of period	$13.85		$13.04		$11.80	$10.37	$10.60	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(—	)(H)	(0.02	)(B)	(0.04)	(0.02)	0.02	0.01	(B)
Net realized and unrealized gains (losses) on investments	1.11		0.83		1.28	1.47	(0.20)	0.59
Total from investment operations	1.11		0.81		1.24	1.45	(0.18)	0.60
Distributions from:
Net investment income	—		—		—	(0.02)	(0.05)	—
Realized capital gains	(0.87)		—		—	—	—	—
Total distributions	(0.87)		—		—	(0.02)	(0.05)	—
Net asset value at end of period	$14.09		$13.85		$13.04	$11.80	$10.37	$10.60
Total return(C)	8.09	%(D)	6.21%		10.51%	13.98%	(1.72%)	6.00	%(D)
Ratios and supplemental data:
Net assets at end of period (000’s)	$7,537		$7,372		$7,849	$8,102	$6,124	$1,370
Ratio to average net assets:
Net expenses	1.78	%(E)	1.86%		1.87%	1.87%	1.87%	1.87	%(E)
Gross expenses	2.04	%(E)	2.13%		2.12%	2.12%	2.39%	4.34	%(E)
Net investment income (loss)	(0.06	%)(E)	(0.12%)		(0.27%)	(0.19%)	0.12%	0.06	%(E)
Portfolio turnover rate	6	%(D)	19	%(F)	10%	23%	33%	8	%(D)(G)

(A)	Represents the period from commencement of operations (July 10, 2014) through June 30, 2015.
(B)	The net investment income per share was based on average shares outstanding for the period.
(C)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(D)	Not annualized.
(E)	Annualized.
(F)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(G)	Portfolio turnover excludes the purchases and sales of the Touchstone Capital Growth Fund acquired on June 26, 2015. If these transactions were included, portfolio turnover would have been higher.
(H)	Less than $0.005 per share.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Large Cap Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31,							Period Ended
	2019		Year Ended June 30,					June 30,
	(Unaudited)		2019		2018	2017	2016	2015(A)
Net asset value at beginning of period	$14.14		$13.31		$12.00	$10.52	$10.67	$10.00
Income (loss) from investment operations:
Net investment income	0.07		0.12	(B)	0.10	0.09	0.11	0.11	(B)
Net realized and unrealized gains (losses) on investments	1.14		0.84		1.30	1.49	(0.19)	0.57
Total from investment operations	1.21		0.96		1.40	1.58	(0.08)	0.68
Distributions from:
Net investment income	(0.15)		(0.13)		(0.09)	(0.10)	(0.07)	(0.01)
Realized capital gains	(0.87)		—		—	—	—	—
Total distributions	(1.02)		(0.13)		(0.09)	(0.10)	(0.07)	(0.01)
Net asset value at end of period	$14.33		$14.14		$13.31	$12.00	$10.52	$10.67
Total return	8.62	%(C)	7.31%		11.62%	15.13%	(0.70%)	6.80	%(C)
Ratios and supplemental data:
Net assets at end of period (000’s)	$221,901		$213,650		$231,984	$222,080	$208,463	$194,226
Ratio to average net assets:
Net expenses	0.78	%(D)	0.86%		0.87%	0.87%	0.87%	0.87	%(D)
Gross expenses	0.90	%(D)	0.99%		0.99%	1.01%	1.04%	1.19	%(D)
Net investment income	0.94	%(D)	0.88%		0.73%	0.81%	1.11%	1.06	%(D)
Portfolio turnover rate	6	%(C)	19	%(E)	10%	23%	33%	8	%(C)(F)

Touchstone Large Cap Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31,							Period Ended
	2019		Year Ended June 30,					June 30,
	(Unaudited)		2019		2018	2017	2016	2015(A)
Net asset value at beginning of period	$14.16		$13.33		$12.02	$10.53	$10.68	$10.00
Income (loss) from investment operations:
Net investment income	0.01		0.14	(B)	0.10	0.11	0.13	0.12	(B)
Net realized and unrealized gains (losses) on investments	1.21		0.83		1.31	1.49	(0.20)	0.57
Total from investment operations	1.22		0.97		1.41	1.60	(0.07)	0.69
Distributions from:
Net investment income	(0.16)		(0.14)		(0.10)	(0.11)	(0.08)	(0.01)
Realized capital gains	(0.87)		—		—	—	—	—
Total distributions	(1.03)		(0.14)		(0.10)	(0.11)	(0.08)	(0.01)
Net asset value at end of period	$14.35		$14.16		$13.33	$12.02	$10.53	$10.68
Total return	8.71	%(C)	7.43%		11.70%	15.31%	(0.66%)	6.92	%(C)
Ratios and supplemental data:
Net assets at end of period (000’s)	$79,251		$59,211		$124,759	$97,888	$87,032	$98,889
Ratio to average net assets:
Net expenses	0.68	%(D)	0.77%		0.77%	0.77%	0.77%	0.77	%(D)
Gross expenses	0.83	%(D)	0.92%		0.91%	0.91%	0.93%	0.98	%(D)
Net investment income	1.04	%(D)	0.98%		0.83%	0.91%	1.21%	1.16	%(D)
Portfolio turnover rate	6	%(C)	19	%(E)	10%	23%	33%	8	%(C)(F)

(A)	Represents the period from commencement of operations (July 10, 2014) through June 30, 2015.
(B)	The net investment income per share was based on average shares outstanding for the period.
(C)	Not annualized.
(D)	Annualized.
(E)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(F)	Portfolio turnover excludes the purchases and sales of the Touchstone Capital Growth Fund acquired on June 26, 2015. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Large Company Growth Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31,				Period Ended
	2019		Year Ended June 30,		June 30,
	(Unaudited)		2019	2018	2017(A)
Net asset value at beginning of period	$42.50		$41.33	$35.52	$31.38	(B)
Income (loss) from investment operations:
Net investment loss	(0.07)		(0.56)	(0.24)	(0.19	)(C)
Net realized and unrealized gains on investments	4.28		4.42	7.19	5.41
Total from investment operations	4.21		3.86	6.95	5.22
Distributions from:
Realized capital gains	(3.15)		(2.69)	(1.14)	(1.08)
Net asset value at end of period	$43.56		$42.50	$41.33	$35.52
Total return(D)	10.20	%(E)	10.39%	19.75%	17.31	%(E)
Ratios and supplemental data:
Net assets at end of period (000’s)	$1,592		$1,425	$3,417	$140
Ratio to average net assets:
Net expenses	1.10	%(F)	1.23%	1.23%	1.23	%(F)
Gross expenses	2.12	%(F)	2.01%	1.67%	11.14	%(F)
Net investment loss	(0.62	%)(F)	(0.59%)	(0.63%)	(0.68	%)(F)
Portfolio turnover rate	5	%(E)	41%	44%	55%

Touchstone Large Company Growth Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31,				Period Ended
	2019		Year Ended June 30,		June 30,
	(Unaudited)		2019	2018	2017(A)
Net asset value at beginning of period	$41.52		$40.74	$35.29	$31.38	(B)
Income (loss) from investment operations:
Net investment loss	(0.20)		(0.40)	(0.30)	(0.38	)(C)
Net realized and unrealized gains on investments	4.14		3.87	6.89	5.37
Total from investment operations	3.94		3.47	6.59	4.99
Distributions from:
Realized capital gains	(3.15)		(2.69)	(1.14)	(1.08)
Net asset value at end of period	$42.31		$41.52	$40.74	$35.29
Total return(D)	9.79	%(E)	9.55%	18.88%	16.52	%(E)
Ratios and supplemental data:
Net assets at end of period (000’s)	$454		$396	$236	$31
Ratio to average net assets:
Net expenses	1.85	%(F)	1.98%	1.98%	1.98	%(F)
Gross expenses	3.96	%(F)	4.38%	8.12%	257.02	%(F)
Net investment loss	(1.37	%)(F)	(1.34%)	(1.38%)	(1.43	%)(F)
Portfolio turnover rate	5	%(E)	41%	44%	55%

(A)	Represents the period from commencement of operations (August 15, 2016) through June 30, 2017.
(B)	Net asset value at the beginning of period is based on the net asset value of Institutional Class shares on August 15, 2016.
(C)	The net investment loss per share was based on average shares outstanding for the period.
(D)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(E)	Not annualized.
(F)	Annualized.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Large Company Growth Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31,				Period Ended
	2019		Year Ended June 30,		June 30,
	(Unaudited)		2019	2018	2017(A)
Net asset value at beginning of period	$42.82		$41.53	$35.60	$31.38	(B)
Income (loss) from investment operations:
Net investment loss	(0.09)		(0.12)	(0.13)	(0.12	)(C)
Net realized and unrealized gains on investments	4.39		4.10	7.20	5.42
Total from investment operations	4.30		3.98	7.07	5.30
Distributions from:
Realized capital gains	(3.15)		(2.69)	(1.14)	(1.08)
Net asset value at end of period	$43.97		$42.82	$41.53	$35.60
Total return	10.34	%(D)	10.66%	20.02%	17.57	%(D)
Ratios and supplemental data:
Net assets at end of period (000’s)	$18,639		$19,580	$15,961	$9,938
Ratio to average net assets:
Net expenses	0.86	%(E)	0.98%	0.98%	0.98	%(E)
Gross expenses	1.05	%(E)	1.16%	1.12%	1.12	%(E)
Net investment loss	(0.37	%)(E)	(0.34%)	(0.38%)	(0.42	%)(E)
Portfolio turnover rate	5	%(D)	41%	44%	55%

Touchstone Large Company Growth Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31,
	2019		Year Ended June 30,
	(Unaudited)		2019	2018	2017		2016		2015
Net asset value at beginning of period	$42.95		$41.61	$35.63	$29.15		$33.17		$29.67
Income (loss) from investment operations:
Net investment loss	(0.07)		(0.10)	(0.11)	(0.12	)(C)	(0.14	)(C)	(0.08	)(C)
Net realized and unrealized gains (losses) on investments	4.41		4.13	7.23	7.68		(1.45)		4.61
Total from investment operations	4.34		4.03	7.12	7.56		(1.59)		4.53
Distributions from:
Realized capital gains	(3.15)		(2.69)	(1.14)	(1.08)		(2.43)		(1.03)
Proceeds from redemption fees collected	—		—	—	—		—	(F)	—
Net asset value at end of period	$44.14		$42.95	$41.61	$35.63		$29.15		$33.17
Total return	10.40	%(D)	10.74%	20.17%	26.67%		(5.08%)		15.59%
Ratios and supplemental data:
Net assets at end of period (000’s)	$179,800		$204,391	$224,379	$189,444		$180,104		$196,084
Ratio to average net assets:
Net expenses	0.76	%(E)	0.88%	0.88%	0.89%		0.95%		0.95%
Gross expenses	0.89	%(E)	0.99%	0.98%	1.02%		1.00%		1.00%
Net investment loss	(0.27	%)(E)	(0.24%)	(0.28%)	(0.39%)		(0.46%)		(0.25%)
Portfolio turnover rate	5	%(D)	41%	44%	55%		57%		80%

(A)	Represents the period from commencement of operations (August 15, 2016) through June 30, 2017.
(B)	Net asset value at the beginning of period is based on the net asset value of Institutional Class shares on August 15, 2016.
(C)	The net investment loss per share was based on average shares outstanding for the period.
(D)	Not annualized.
(E)	Annualized.
(F)	Proceeds from redemption fees are related to the DSM Large Cap Growth Fund, the Predecessor Fund, and are less than $0.005 per share.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Ohio Tax-Free Bond Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31,
	2019		Year Ended June 30,
	(Unaudited)		2019	2018	2017	2016	2015
Net asset value at beginning of period	$11.63		$11.33	$11.55	$12.04	$11.70	$11.76
Income (loss) from investment operations:
Net investment income	0.15		0.32	0.33	0.35	0.36	0.38
Net realized and unrealized gains (losses) on investments	0.07		0.30	(0.22)	(0.47)	0.36	(0.06)
Total from investment operations	0.22		0.62	0.11	(0.12)	0.72	0.32
Distributions from:
Net investment income	(0.15)		(0.32)	(0.33)	(0.35)	(0.36)	(0.38)
Realized capital gains	(0.01)		—	—	(0.02)	(0.02)	—
Total distributions	(0.16)		(0.32)	(0.33)	(0.37)	(0.38)	(0.38)
Net asset value at end of period	$11.69		$11.63	$11.33	$11.55	$12.04	$11.70
Total return(A)	1.88	%(B)	5.60%	0.99%	(1.03%)	6.25%	2.72%
Ratios and supplemental data:
Net assets at end of period (000’s)	$31,568		$33,515	$35,728	$42,818	$52,599	$47,153
Ratio to average net assets:
Net expenses	0.85	%(C)	0.85%	0.85%	0.85%	0.85%	0.85%
Gross expenses	1.16	%(C)	1.15%	1.13%	1.13%	1.13%	1.09%
Net investment income	2.57	%(C)	2.85%	2.91%	2.98%	3.05%	3.20%
Portfolio turnover rate	19	%(B)	53%	47%	34%	27%	23%

Touchstone Ohio Tax-Free Bond Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31,
	2019		Year Ended June 30,
	(Unaudited)		2019	2018	2017	2016	2015
Net asset value at beginning of period	$11.65		$11.33	$11.57	$12.06	$11.72	$11.78
Income (loss) from investment operations:
Net investment income	0.11		0.23	0.25	0.26	0.27	0.29
Net realized and unrealized gains (losses) on investments	0.07		0.33	(0.24)	(0.47)	0.36	(0.06)
Total from investment operations	0.18		0.56	0.01	(0.21)	0.63	0.23
Distributions from:
Net investment income	(0.11)		(0.24)	(0.25)	(0.26)	(0.27)	(0.29)
Realized capital gains	(0.01)		—	—	(0.02)	(0.02)	—
Total distributions	(0.12)		(0.24)	(0.25)	(0.28)	(0.29)	(0.29)
Net asset value at end of period	$11.71		$11.65	$11.33	$11.57	$12.06	$11.72
Total return(A)	1.50	%(B)	4.97%	0.06%	(1.77%)	5.45%	1.96%
Ratios and supplemental data:
Net assets at end of period (000’s)	$2,328		$2,756	$5,363	$6,515	$7,320	$7,266
Ratio to average net assets:
Net expenses	1.60	%(C)	1.60%	1.60%	1.60%	1.60%	1.60%
Gross expenses	2.21	%(C)	2.08%	2.01%	2.03%	2.09%	1.93%
Net investment income	1.82	%(C)	2.10%	2.16%	2.23%	2.30%	2.45%
Portfolio turnover rate	19	%(B)	53%	47%	34%	27%	23%

(A)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(B)	Not annualized.
(C)	Annualized.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Ohio Tax-Free Bond Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31,				Period Ended
	2019		Year Ended June 30,		June 30,
	(Unaudited)		2019	2018	2017(A)
Net asset value at beginning of period	$11.64		$11.33	$11.56	$12.00	(B)
Income (loss) from investment operations:
Net investment income	0.17		0.35	0.29	0.38
Net realized and unrealized gains (losses) on investments	0.07		0.31	(0.16)	(0.49)
Total from investment operations	0.24		0.66	0.13	(0.11)
Distributions from:
Net investment income	(0.17)		(0.35)	(0.36)	(0.31)
Realized capital gains	(0.01)		—	—	(0.02)
Total distributions	(0.18)		(0.35)	(0.36)	(0.33)
Net asset value at end of period	$11.70		$11.64	$11.33	$11.56
Total return	2.01	%(C)	5.96%	1.15%	(0.90	%)(C)
Ratios and supplemental data:
Net assets at end of period (000’s)	$2,584		$3,031	$4,596	$2
Ratio to average net assets:
Net expenses	0.60	%(D)	0.60%	0.60%	0.60	%(D)
Gross expenses	1.22	%(D)	1.05%	1.16%	298.27	%(D)
Net investment income	2.82	%(D)	3.10%	3.16%	4.00	%(D)
Portfolio turnover rate	19	%(C)	53%	47%	34%

Touchstone Ohio Tax-Free Bond Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31,				Period Ended
	2019		Year Ended June 30,		June 30,
	(Unaudited)		2019	2018	2017(A)
Net asset value at beginning of period	$11.64		$11.33	$11.56	$12.00	(B)
Income (loss) from investment operations:
Net investment income	0.17		0.36	0.30	0.39
Net realized and unrealized gains (losses) on investments	0.07		0.31	(0.16)	(0.50)
Total from investment operations	0.24		0.67	0.14	(0.11)
Distributions from:
Net investment income	(0.17)		(0.36)	(0.37)	(0.31)
Realized capital gains	(0.01)		—	—	(0.02)
Total distributions	(0.18)		(0.36)	(0.37)	(0.33)
Net asset value at end of period	$11.70		$11.64	$11.33	$11.56
Total return	2.03	%(C)	6.05%	1.18%	(0.90	%)(C)
Ratios and supplemental data:
Net assets at end of period (000’s)	$12,684		$7,913	$560	$2
Ratio to average net assets:
Net expenses	0.55	%(D)	0.55%	0.55%	0.55	%(D)
Gross expenses	0.90	%(D)	0.96%	2.54%	298.26	%(D)
Net investment income	2.87	%(D)	3.15%	3.21%	4.04	%(D)
Portfolio turnover rate	19	%(C)	53%	47%	34%

(A)	Represents the period from commencement of operations (August 31, 2016) through December 31, 2017.
(B)	Net asset value at the beginning of period is based on the net asset value of Class A shares on August 31, 2016.
(C)	Not annualized.
(D)	Annualized.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Small Company Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months Ended		Year		Seven Months
	December 31,		Ended		Ended
	2019		June 30,		June 30,		Year Ended November 30,
	(Unaudited)		2019		2018(A)		2017	2016		2015		2014
Net asset value at beginning of period	$4.83		$5.53		$5.64		$5.19	$5.58		$7.19		$8.52
Income (loss) from investment operations:
Net investment income (loss)	(0.01)		(0.01)		(0.01)		(0.02)	(0.02	)(B)	(0.03	)(B)	—	(B)(C)
Net realized and unrealized gains (losses) on investments	0.27		(0.07)		0.37		0.89	0.57		0.26		0.38
Total from investment operations	0.26		(0.08)		0.36		0.87	0.55		0.23		0.38
Distributions from:
Realized capital gains	(0.28)		(0.62)		(0.47)		(0.42)	(0.94)		(1.84)		(1.71)
Net asset value at end of period	$4.81		$4.83		$5.53		$5.64	$5.19		$5.58		$7.19
Total return(D)	5.66	%(E)	(0.73%)		6.89	%(E)	17.95%	12.52%		5.32%		5.40%
Ratios and supplemental data:
Net assets at end of period (000’s)	$560,609		$589,664		$661,866		$677,055	$685,807		$596,864		$682,481
Ratio to average net assets:
Net expenses	1.15	%(F)	1.12%		1.10	%(F)	1.18%	1.22%		1.25%		1.20%
Gross expenses	1.24	%(F)	1.20%		1.18	%(F)	1.18%	1.22%		1.25%		1.20%
Net investment income (loss)	(0.23	%)(F)	(0.26%)		(0.26	%)(F)	(0.49%)	(0.38%)		(0.61%)		0.06%
Portfolio turnover rate	33	%(E)	94	%(G)(H)	30	%(E)	82%	61%		70%		59%

Touchstone Small Company Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months Ended		Year		Seven Months
	December 31,		Ended		Ended
	2019		June 30,		June 30,		Year Ended November 30,
	(Unaudited)		2019		2018(A)		2017	2016		2015		2014
Net asset value at beginning of period	$2.52		$3.23		$3.50		$3.39	$4.01		$5.72		$7.17
Income (loss) from investment operations:
Net investment loss	(0.02)		(0.05)		(0.02)		(0.10)	(0.03	)(B)	(0.05	)(B)	(0.04	)(B)
Net realized and unrealized gains (losses) on investments	0.14		(0.04)		0.22		0.63	0.35		0.18		0.30
Total from investment operations	0.12		(0.09)		0.20		0.53	0.32		0.13		0.26
Distributions from:
Realized capital gains	(0.28)		(0.62)		(0.47)		(0.42)	(0.94)		(1.84)		(1.71)
Net asset value at end of period	$2.36		$2.52		$3.23		$3.50	$3.39		$4.01		$5.72
Total return(D)	5.29	%(E)	(1.65%)		6.51	%(E)	17.36%	11.48%		4.72%		4.55%
Ratios and supplemental data:
Net assets at end of period (000’s)	$29,685		$39,390		$97,136		$104,051	$110,842		$108,192		$115,642
Ratio to average net assets:
Net expenses	1.95	%(F)	1.88%		1.85	%(F)	1.92%	1.95%		1.94%		1.91%
Gross expenses	2.08	%(F)	1.96%		1.93	%(F)	1.92%	1.95%		1.94%		1.91%
Net investment loss	(1.03	%)(F)	(1.01%)		(1.02	%)(F)	(1.23%)	(1.10%)		(1.30%)		(0.66%)
Portfolio turnover rate	33	%(E)	94	%(G)(H)	30	%(E)	82%	61%		70%		59%

(A)	The Fund changed its fiscal year end from November 30 to June 30.
(B)	The net investment income (loss) per share was based on average shares outstanding for the period.
(C)	Less than $0.005 per share.
(D)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(E)	Not annualized.
(F)	Annualized.
(G)	Portfolio turnover excludes the purchases and sales of securities by the Touchstone Small Cap Growth Fund acquired on September 21, 2018 (See Note 9 in the Notes to Financial Statements). If these transactions were included, portfolio turnover would have been higher.
(H)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Small Company Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended	Year	Seven Months
December 31,	Ended	Ended
2019	June 30,	June 30,	Year Ended November 30,
(Unaudited)	2019	2018(A)	2017(B)	2016	2015	2014
Net asset value at beginning of period	$5.33	$6.04	$6.10	$5.56	$5.89	$7.48	$8.78
Income (loss) from investment operations:
Net investment income (loss)	—	(C)	(—	)(C)	(—	)(C)	(0.06)	(—	)(C)(D)	(0.01	)(D)	0.03	(D)
Net realized and unrealized gains (losses) on investments	0.30	(0.09)	0.41	1.02	0.61	0.28	0.38
Total from investment operations	0.30	(0.09)	0.41	0.96	0.61	0.27	0.41
Distributions from:
Net investment income	—	(—	)(C)	—	—	—	(0.02)	—
Realized capital gains	(0.28)	(0.62)	(0.47)	(0.42)	(0.94)	(1.84)	(1.71)
Total distributions	(0.28)	(0.62)	(0.47)	(0.42)	(0.94)	(1.86)	(1.71)
Net asset value at end of period	$5.35	$5.33	$6.04	$6.10	$5.56	$5.89	$7.48
Total return	5.88	%(E)	(0.79%)	7.21	%(E)	18.41%	12.95%	5.71%	5.62%
Ratios and supplemental data:
Net assets at end of period (000’s)	$275,848	$326,021	$383,050	$388,404	$257,483	$220,543	$247,639
Ratio to average net assets:
Net expenses	0.89	%(F)	0.87%	0.84	%(F)	0.85%	0.89%	0.87%	0.85%
Gross expenses	1.00	%(F)	0.95%	0.92	%(F)	0.85%	0.89%	0.87%	0.85%
Net investment income (loss)	0.03	%(F)	0.00	%(C)	(0.01	%)(F)	(0.16%)	(0.04%)	(0.24%)	0.46%
Portfolio turnover rate	33	%(E)	94	%(G)(H)	30	%(E)	82%	61%	70%	59%

Touchstone Small Company Fund— Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended		Year		Seven Months
	December 31,		Ended		Ended		Period Ended
	2019		June 30,		June 30,		November 30,
	(Unaudited)		2019		2018(A)		2017(I)
Net asset value at beginning of period	$5.32		$6.04		$6.10		$5.80
Income (loss) from investment operations:
Net investment income (loss)	—	(C)	—	(C)	—	(C)	(—	)(C)
Net realized and unrealized gains (losses) on investments	0.30		(0.10)		0.41		0.30
Total from investment operations	0.30		(0.10)		0.41		0.30
Distributions from:
Net investment income	—		(—	)(C)	—		—
Realized capital gains	(0.28)		(0.62)		(0.47)		—
Total distributions	(0.28)		(0.62)		(0.47)		—
Net asset value at end of period	$5.34		$5.32		$6.04		$6.10
Total return	5.89	%(E)	(0.91%)		7.21	%(E)	5.17	%(E)
Ratios and supplemental data:
Net assets at end of period (000’s)	$9,340		$2,216		$8		$3
Ratio to average net assets:
Net expenses	0.79	%(F)	0.79%		0.79	%(F)	0.79	%(F)
Gross expenses	1.08	%(F)	2.52%		275.86	%(F)	2069.15	%(F)
Net investment income (loss)	0.13	%(F)	0.08%		0.05	%(F)	(0.70	%)(F)
Portfolio turnover rate	33	%(E)	94	%(G)(H)	30	%(E)	82%

(A)	The Fund changed its fiscal year end from November 30 to June 30.
(B)	Effective October 28, 2017, Class I shares of the Sentinel Small Company Fund (the “Predecessor Fund”) were reorganized into Class Y shares of the Fund.
(C)	Less than $0.005 per share or 0.005%.
(D)	The net investment income (loss) per share was based on average shares outstanding for the period.
(E)	Not annualized.
(F)	Annualized.
(G)	Portfolio turnover excludes the purchases and sales of securities by the Touchstone Small Cap Growth Fund acquired on September 21, 2018 (See Note 9 in the Notes to Financial Statements). If these transactions were included, portfolio turnover would have been higher.
(H)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(I)	Represents the period from commencement of operations (October 30, 2017) through November 30, 2017.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Small Company Fund—Class R6

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended	Year	Seven Months
December 31,	Ended	Ended	Period Ended
2019	June 30,	June 30,	Year Ended November 30,	November 30,
(Unaudited)	2019	2018(A)	2017	2016	2015(B)
Net asset value at beginning of period	$4.95	$5.65	$5.73	$5.24	$5.60	$5.44
Income (loss) from investment operations:
Net investment income (loss)	0.01	0.01	—	(C)	(0.03)	0.01	(D)	(0.01	)(D)
Net realized and unrealized gains (losses) on investments	0.27	(0.08)	0.39	0.94	0.57	0.17
Total from investment operations	0.28	(0.07)	0.39	0.91	0.58	0.16
Distributions from:
Net investment income	—	(0.01)	—	—	—	—
Realized capital gains	(0.28)	(0.62)	(0.47)	(0.42)	(0.94)	—
Total distributions	(0.28)	(0.63)	(0.47)	(0.42)	(0.94)	—
Net asset value at end of period	$4.95	$4.95	$5.65	$5.73	$5.24	$5.60
Total return	6.13	%(E)	(0.59%)	7.33	%(E)	18.58%	13.07%	2.94	%(E)
Ratios and supplemental data:
Net assets at end of period (000’s)	$76,534	$137,585	$76,246	$67,052	$13,000	$599
Ratio to average net assets:
Net expenses	0.75	%(F)	0.73%	0.73	%(F)	0.75%	0.73%	0.73	%(F)
Gross expenses	0.86	%(F)	0.84%	0.84	%(F)	0.77%	0.99%	2.96	%(F)
Net investment income (loss)	0.17	%(F)	0.14%	0.10	%(F)	(0.07%)	0.16%	(0.18	%)(F)
Portfolio turnover rate	33	%(E)	94	%(G)(H)	30	%(E)	82%	61%	70%

(A)	The Fund changed its fiscal year end from November 30 to June 30.
(B)	Represents the period from commencement of operations (December 23, 2014) through November 30, 2015.
(C)	Less than $0.005 per share.
(D)	The net investment income (loss) per share was based on average shares outstanding for the period.
(E)	Not annualized.
(F)	Annualized.
(G)	Portfolio turnover excludes the purchases and sales of securities by the Touchstone Small Cap Growth Fund acquired on September 21, 2018 (See Note 9 in the Notes to Financial Statements). If these transactions were included, portfolio turnover would have been higher.
(H)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Value Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31,
	2019		Year Ended June 30,
	(Unaudited)		2019		2018	2017	2016		2015
Net asset value at beginning of period	$9.41		$9.92		$10.13	$8.84	$9.78		$9.56
Income (loss) from investment operations:
Net investment income	0.07		0.16		0.14	0.19	0.16		0.16
Net realized and unrealized gains (losses) on investments	0.79		0.57		0.55	1.30	(0.27)		0.34
Total from investment operations	0.86		0.73		0.69	1.49	(0.11)		0.50
Distributions from:
Net investment income	(0.06)		(0.16)		(0.14)	(0.18)	(0.16)		(0.11)
Realized capital gains	(0.49)		(1.08)		(0.76)	(0.02)	(0.67)		(0.17)
Total distributions	(0.55)		(1.24)		(0.90)	(0.20)	(0.83)		(0.28)
Net asset value at end of period	$9.72		$9.41		$9.92	$10.13	$8.84		$9.78
Total return(A)	9.24	%(B)	8.53%		6.92%	16.92%	(0.89%)		5.26%
Ratios and supplemental data:
Net assets at end of period (000’s)	$31,668		$32,964		$36,968	$43,607	$47,939		$55,539
Ratio to average net assets:
Net expenses	1.08	%(C)	1.08%		1.08%	1.08%	1.08%		1.08%
Gross expenses	1.25	%(C)	1.26%		1.26%	1.24%	1.28%		1.27%
Net investment income	1.22	%(C)	1.67%		1.42%	1.86%	1.71%		1.54%
Portfolio turnover rate	23	%(B)	37	%(D)	24%	29%	19	%(E)	20%

Touchstone Value Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31,
	2019		Year Ended June 30,
	(Unaudited)		2019		2018	2017	2016		2015
Net asset value at beginning of period	$9.38		$9.89		$10.10	$8.81	$9.75		$9.55
Income (loss) from investment operations:
Net investment income	0.02		0.09		0.08	0.12	0.09		0.07
Net realized and unrealized gains (losses) on investments	0.79		0.56		0.54	1.29	(0.27)		0.35
Total from investment operations	0.81		0.65		0.62	1.41	(0.18)		0.42
Distributions from:
Net investment income	(0.02)		(0.08)		(0.07)	(0.10)	(0.09)		(0.05)
Realized capital gains	(0.49)		(1.08)		(0.76)	(0.02)	(0.67)		(0.17)
Total distributions	(0.51)		(1.16)		(0.83)	(0.12)	(0.76)		(0.22)
Net asset value at end of period	$9.68		$9.38		$9.89	$10.10	$8.81		$9.75
Total return(A)	8.79	%(B)	7.72%		6.12%	16.06%	(1.65%)		4.41%
Ratios and supplemental data:
Net assets at end of period (000’s)	$3,626		$3,175		$3,654	$4,503	$5,624		$6,932
Ratio to average net assets:
Net expenses	1.83	%(C)	1.83%		1.83%	1.83%	1.83%		1.83%
Gross expenses	2.30	%(C)	2.35%		2.21%	2.12%	2.16%		2.14%
Net investment income	0.47	%(C)	0.92%		0.68%	1.11%	0.96%		0.79%
Portfolio turnover rate	23	%(B)	37	%(D)	24%	29%	19	%(E)	20%

(A)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(B)	Not annualized.
(C)	Annualized.
(D)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(E)	Portfolio turnover excludes securities received from processing a subscription-in-kind.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Value Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31,
	2019		Year Ended June 30,
	(Unaudited)		2019		2018	2017	2016		2015
Net asset value at beginning of period	$9.45		$9.96		$10.17	$8.87	$9.81		$9.59
Income (loss) from investment operations:
Net investment income	0.07		0.19		0.17	0.20	0.18		0.18
Net realized and unrealized gains (losses) on investments	0.80		0.57		0.55	1.32	(0.27)		0.35
Total from investment operations	0.87		0.76		0.72	1.52	(0.09)		0.53
Distributions from:
Net investment income	(0.07)		(0.19)		(0.17)	(0.20)	(0.18)		(0.14)
Realized capital gains	(0.49)		(1.08)		(0.76)	(0.02)	(0.67)		(0.17)
Total distributions	(0.56)		(1.27)		(0.93)	(0.22)	(0.85)		(0.31)
Net asset value at end of period	$9.76		$9.45		$9.96	$10.17	$8.87		$9.81
Total return	9.36	%(A)	8.82%		7.19%	17.28%	(0.64%)		5.52%
Ratios and supplemental data:
Net assets at end of period (000’s)	$92,996		$92,928		$81,988	$83,974	$76,852		$104,668
Ratio to average net assets:
Net expenses	0.79	%(B)	0.79%		0.81%	0.83%	0.83%		0.82%
Gross expenses	0.94	%(B)	0.94%		0.95%	0.97%	0.99%		0.97%
Net investment income	1.51	%(B)	1.96%		1.70%	2.11%	1.96%		1.80%
Portfolio turnover rate	23	%(A)	37	%(C)	24%	29%	19	%(D)	20%

Touchstone Value Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31,
	2019		Year Ended June 30,
	(Unaudited)		2019		2018	2017	2016		2015
Net asset value at beginning of period	$9.42		$9.93		$10.14	$8.85	$9.79		$9.57
Income (loss) from investment operations:
Net investment income	0.08		0.20		0.19	0.22	0.19		0.18
Net realized and unrealized gains (losses) on investments	0.80		0.57		0.55	1.31	(0.27)		0.36
Total from investment operations	0.88		0.77		0.74	1.53	(0.08)		0.54
Distributions from:
Net investment income	(0.08)		(0.20)		(0.19)	(0.22)	(0.19)		(0.15)
Realized capital gains	(0.49)		(1.08)		(0.76)	(0.02)	(0.67)		(0.17)
Total distributions	(0.57)		(1.28)		(0.95)	(0.24)	(0.86)		(0.32)
Net asset value at end of period	$9.73		$9.42		$9.93	$10.14	$8.85		$9.79
Total return	9.45	%(A)	8.96%		7.34%	17.38%	(0.49%)		5.68%
Ratios and supplemental data:
Net assets at end of period (000’s)	$239,789		$208,686		$262,467	$249,035	$219,824		$248,381
Ratio to average net assets:
Net expenses	0.68	%(B)	0.68%		0.68%	0.68%	0.68%		0.68%
Gross expenses	0.89	%(B)	0.89%		0.87%	0.86%	0.87%		0.86%
Net investment income	1.62	%(B)	2.07%		1.82%	2.26%	2.11%		1.94%
Portfolio turnover rate	23	%(A)	37	%(C)	24%	29%	19	%(D)	20%

(A)	Not annualized.
(B)	Annualized.
(C)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(D)	Portfolio turnover excludes securities received from processing a subscription-in-kind.

See accompanying Notes to Financial Statements.

Notes to Financial Statements

December 31, 2019 (Unaudited)

1. Organization

The Touchstone Strategic Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated November 18, 1982. The Trust consists of nineteen funds, including the following ten funds (individually, a “Fund”, and collectively, the “Funds”):

Touchstone Balanced Fund (“Balanced Fund”)

Touchstone International Equity Fund (“International Equity Fund”)

Touchstone International Growth Opportunities Fund (“International Growth Opportunities Fund”)

Touchstone International Small Cap Fund (“International Small Cap Fund”)

Touchstone Large Cap Focused Fund (“Large Cap Focused Fund”)

Touchstone Large Cap Fund (“Large Cap Fund”)

Touchstone Large Company Growth Fund (“Large Company Growth Fund”)

Touchstone Ohio Tax-Free Bond Fund (“Ohio Tax-Free Bond Fund”)

Touchstone Small Company Fund (“Small Company Fund”)

Touchstone Value Fund (“Value Fund”)

Each Fund is diversified, with the exception of the International Growth Opportunities Fund, the Large Cap Focused Fund, the Large Cap Fund, the Large Company Growth Fund and the Ohio Tax-Free Bond Fund, which are non-diversified.

The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. The table below indicates the classes of shares that each Fund is registered to offer:

Institutional
	Class A	Class C	Class Y	Class	Class R6
Balanced Fund	X	X	X
International Equity Fund	X	X	X	X
International Growth Opportunities Fund	X	X	X	X
International Small Cap Fund	X	X	X	X
Large Cap Focused Fund	X	X	X	X
Large Cap Fund	X	X	X	X
Large Company Growth Fund	X	X	X	X
Ohio Tax-Free Bond Fund	X	X	X	X
Small Company Fund	X	X	X	X	X
Value Fund	X	X	X	X

The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment goal, policies, and strategies along with information on the classes of shares currently being offered.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

Notes to Financial Statements (Unaudited) (Continued)

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of December 31, 2019, for each Fund’s investments, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic, portfolio or sector allocation. The Funds did not hold or transfer any Level 3 categorized securities during the six months ended December 31, 2019.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1.Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1.

Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.

Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:

Notes to Financial Statements (Unaudited) (Continued)

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.
•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.
•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•	If the validity of market quotations is not reliable.

Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Board and are generally categorized in Level 3.

Collateralized Loan Obligations — The Balanced Fund may invest in collateralized loan obligations (“CLOs”). CLOs are types of asset-backed securities. A CLO is an entity that is backed by syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CLO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive higher ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.

Investment companies — The Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter (“OTC”). An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETF shares are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Fund’s fees and expenses.

Warrants — The Funds can invest in warrants and stock purchase rights of companies of any market capitalization. A warrant gives the holder the right to buy stock, typically from the issuer. The warrant specifies the amount of underlying stock, the purchase (or “exercise”) price, and the date the warrant expires. Certain warrants may permit, without legal obligation, net settlement for stock or cash. The Funds have no obligation to exercise the warrant and buy the stock.

Futures Contracts — The Balanced Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices. Some strategies reduce the Fund’s exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact the Fund’s return. In order to avoid leveraging and related risks, when the Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities, equal to the market value of the futures positions held, less margin deposits, in a segregated account with its custodian or otherwise “cover” its position in a manner consistent with the

Notes to Financial Statements (Unaudited) (Continued)

1940 Act, or the rules of the Securities and Exchange Commission (the “SEC”) or interpretations thereunder. Collateral equal to the current fair value of the futures position will be determined on a daily basis.

When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

As of December 31, 2019, the Balanced Fund did not hold any futures contracts.

Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and
(2)	purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Real Estate Investment Trusts — The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks associated with investments in REITs include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

Pay-In-Kind (“PIK”) Bonds – PIK bonds are securities that, at the issuer’s option, pay interest in either cash or additional securities for a specified period. PIK bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. PIK bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. PIK bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities.

Derivative instruments and hedging activities — The Balanced Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement” or “MNA”) or similar agreement with certain counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts, and typically contains, among other things, collateral posting terms and master netting provisions in the event of a default or termination. Under an ISDA Master Agreement, a party may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables or receivables with collateral held or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting).

Notes to Financial Statements (Unaudited) (Continued)

These default events include bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset.

When entering into a derivative transaction, a Fund may be required to post and maintain collateral or margin (including both initial and maintenance margin). Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (financial futures contracts, options, and centrally cleared swaps). Brokers can ask for margining in excess of the clearing house’s minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives (forward foreign currency contracts, options, and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, are reported separately on the Statements of Assets and Liabilities as cash deposits held at prime broker and due to prime broker, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Portfolio of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

Certain ISDA Master Agreements allow counterparties to OTC derivatives transactions to terminate derivative contracts prior to maturity in the event the Funds’ net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund (counterparty) to accelerate payment of any net liability owed to the counterparty (Fund).

For financial reporting purposes, the Balanced Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

As of December 31, 2019, the Balanced Fund did not hold any assets and liabilities that were subject to a MNA.

The following table sets forth the effect of the Balanced Fund derivative financial instruments by primary risk exposure on the Statements of Operations for the six months ended December 31, 2019:

The Effect of Derivative Investments on the Statements of Operations
for the Six Months Ended December 31, 2019
Change in
Unrealized
		Realized Gain	Appreciation
		(Loss)	(Depreciation)
	Derivatives not accounted for as hedging	on	on
Fund	instruments under ASC 815	Derivatives	Derivatives
Balanced Fund	Futures-Interest Rate Contracts*	$(39,366)	$—

* Statements of Operations Location: Net realized losses on futures contracts.

Portfolio securities loaned — The Funds may lend their portfolio securities. Lending portfolio securities exposes the Funds to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested

Notes to Financial Statements (Unaudited) (Continued)

by the Funds’ custodian into an approved short-term investment vehicle. The approved short-term investment vehicle is subject to market risk.

As of December 31, 2019, the following Funds loaned securities and received collateral as follows:

		Market	Market
		Value of	Value of
		Securities	Collateral	Net
Fund	Security Type	Loaned*	Received**	Amount***
International Small Cap Fund	Common Stocks	$3,697,869	$3,881,514	$183,645
Large Cap Focused Fund	Exchange-Traded Funds	23,631,534	24,044,775	413,241

* The remaining contractual maturity is overnight for all securities.

** Gross amount of recognized liabilities for securities lending included in the Statements of Assets and Liabilities.

*** Net amount represents the net amount payable due to the borrower in the event of default.

All cash collateral is received, held, and administered by the Funds’ custodian for the benefit of the lending Fund in its custody account or other account established for the purpose of holding collateral in cash equivalents.

Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on trading volumes, float, short-term interest rates and market liquidity and is shown net of fees on the Statements of Operations. When a Fund lends securities, it retains the interest or dividends on the investment of any cash received as collateral, and the Fund continues to receive interest or dividends on the loaned securities.

Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover any loaned securities from the borrower on demand.

When-issued or delayed delivery transactions — Each Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Share valuation — The NAV per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

The maximum offering price per share of Class A shares of the equity funds (all of the Funds except the Ohio Tax-Free Bond Fund) is equal to the NAV per share plus a sales load equal to 5.26% of the NAV (or 5.00% of the offering price). The maximum offering price per share of Class A shares of the fixed income fund (the Ohio Tax-Free Bond Fund) is equal to the NAV per share plus a sales load equal to 2.04% of the NAV (or 2.00% of the offering price). There is no sales load on fund purchases of Class A shares when aggregate purchases in all Touchstone funds equal the maximum breakpoint which is at least $1 million for equity funds or $500,000 for fixed income funds. The maximum offering price per share of Classes C, Y, Institutional Class and R6 shares of the Funds is equal to the NAV per share.

Notes to Financial Statements (Unaudited) (Continued)

The redemption price per share of each class of shares of the Funds is generally equal to the NAV per share. However, Class A redemptions that were part of a no-load purchase due to the aggregate purchase amount in all Touchstone Funds equaling at least the maximum breakpoint where a Finder’s Fee was paid may be subject to a contingent deferred sales charge (“CDSC”) of up to 1.00% or 0.50% for equity or fixed income funds, respectively, if redeemed within a one-year period from the date of purchase. Additionally, purchases of Class C shares of the Funds are subject to a CDSC of 1.00% if redeemed within a one-year period from the date of purchase. The CDSC will be assessed on an amount equal to the lesser of (1) the NAV at the time of purchase of the shares being redeemed or (2) the NAV of such shares being redeemed.

Investment income — Dividend income from securities is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted. Realized gains and losses resulting from principal paydowns on mortgage-backed and asset-backed securities are included in interest income. Market discounts, original issue discounts and market premiums on debt securities are accreted/amortized to interest income over the life of the security or to the appropriate call date, as applicable, with a corresponding adjustment in the cost basis of that security. In addition, it is the Funds’ policy to accrue for foreign capital gains taxes, if applicable, on certain foreign securities held by the Funds. An estimated foreign capital gains tax is recorded daily on net unrealized gains on these securities and is payable upon the sale of such securities when a gain is realized.

Distributions to shareholders — Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. Each Fund, except the Balanced Fund, Ohio Tax-Free Bond Fund and the Value Fund, declares and distributes net investment income, if any, annually, as a dividend to shareholders. The Balanced Fund and Value Fund declare and distribute net investment income, if any, quarterly as a dividend to shareholders. The Ohio Tax-Free Bond Fund declares distributions from net investment income on a daily basis and distributes as a dividend to shareholders on a monthly basis. Each Fund makes distributions of capital gains, if any, at least annually, net of applicable capital loss carryforwards. Income distributions and capital gain distributions are determined in accordance with income tax regulations. Recognition of the Funds’ net investment income from investments in underlying funds is affected by the timing of dividend declarations by the underlying funds.

Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for a Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon their proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds in the Trust, and, if applicable, Touchstone Funds Group Trust, Touchstone Institutional Funds Trust, and Touchstone Variable Series Trust (collectively with the Trust, “Touchstone Fund Complex”), daily in relation to net assets of each Fund or another reasonable measure.

Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Estimates —The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Notes to Financial Statements (Unaudited) (Continued)

3. Investment Transactions

Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended December 31, 2019:

			International
		International	Growth	International
	Balanced	Equity	Opportunities	Small Cap
	Fund	Fund	Fund	Fund
Purchases of investment securities	$62,456,096	$35,893,281	$13,077,043	$83,883,051
Proceeds from sales and maturities	$66,998,042	$47,319,591	$14,281,035	$135,488,236

			Large	Ohio
	Large Cap		Company	Tax-Free
	Focused	Large Cap	Growth	Bond
	Fund*	Fund	Fund	Fund
Purchases of investment securities	$229,131,559	$18,061,364	$9,893,374	$11,204,039
Proceeds from sales and maturities	$252,114,058	$29,007,849	$56,862,860	$9,544,665

	Small
	Company	Value
	Fund	Fund
Purchases of investment securities	$329,168,496	$82,529,839
Proceeds from sales and maturities	$474,764,568	$79,261,082

* Large Cap Focused Fund had redemptions-in-kind which resulted in redemptions out of the Fund of $116,910,394 and is excluded from the proceeds from sales and maturities. The redemptions were comprised of securities and cash in the amount of $101,763,340 and $15,147,054, respectively.

For the six months ended December 31, 2019, purchases and proceeds from sales and maturities in U.S. Government Securities were $240,449,285 and $227,599,035, respectively, for the Balanced Fund.There were no purchases or proceeds from sales and maturities of U.S. Government securities by the other Funds for the six months ended December 31, 2019.

4. Transactions with Affiliates and Other Related Parties

Certain officers of the Trust are also officers of Touchstone Advisors, Inc. (the “Advisor”),Touchstone Securities, Inc. (the “Underwriter”), or The Bank of New York Mellon, the Sub-Administrator to the Funds, and BNY Mellon Investment Servicing (U.S.) Inc., the Transfer Agent to the Funds (collectively referenced to herein as “BNY Mellon”). Such officers receive no compensation from the Trust. The Advisor and the Underwriter are each wholly-owned subsidiaries of Western & Southern Financial Group, Inc. (“Western & Southern”).

On behalf of the Funds, the Advisor pays each Independent Trustee a quarterly retainer plus additional retainers to the Lead Independent Trustee and the chairs of each standing committee. Interested Trustees do not receive compensation from the Funds. Each Independent Trustee also receives compensation for each Board meeting and committee meeting attended. Each standing committee chair receives additional compensation for each committee meeting that he or she oversees.The Advisor is reimbursed by the Funds for the Independent Trustees’ compensation and out-of-pocket expenses relating to their services. The Funds accrued Trustee-related expenses of $106,269 for the six months ended December 31, 2019.

MANAGEMENT & EXPENSE LIMITATION AGREEMENTS

The Advisor provides general investment supervisory services for the Funds, under the terms of an advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, each Fund pays the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below.

Notes to Financial Statements (Unaudited) (Continued)

Balanced Fund	0.55% on the first $200 million
0.50% on the next $200 million
0.45% on the next $600 million
0.40% on the next $1 billion
0.35% on such assets over $2 billion
International Equity Fund	0.70% on the first $500 million
0.65% on the next $300 million
0.60% on the next $200 million
0.50% on the next $1 billion
0.40% on such assets over $2 billion
International Growth Opportunities Fund	0.80%
International Small Cap Fund	0.95% on the first $300 million
0.90% on the next $200 million
0.85% on the next $250 million
0.80% on the next $250 million
0.75% on the next $500 million
0.70% on the next $500 million
0.65% on such assets over $2 billion
Large Cap Focused Fund	0.70% on the first $500 million
0.65% on the next $300 million
0.60% on the next $200 million
0.50% on the next $1 billion
0.40% on such assets over $2 billion
Large Cap Fund	0.60% on the first $500 million
0.54% on the next $500 million
0.50% on such assets over $1 billion
Large Company Growth Fund*	0.60%
Ohio Tax-Free Bond Fund	0.50% on the first $100 million
0.45% on the next $100 million
0.40% on the next $100 million
0.375% on such assets over $300 million
Small Company Fund	0.70% on the first $500 million
0.65% on the next $300 million
0.60% on the next $200 million
0.50% on the next $1 billion
0.40% on such assets over $2 billion
Value Fund	0.65%

* Prior to September 1, 2019, the Fund paid 0.75% on the first $500 million, 0.725% on the next $1.5 billion and 0.70% on such assets over $2 billion.

The Advisor has entered into investment sub-advisory agreements with the following parties (each, a “Sub-Advisor”):

Barrow, Hanley, Mewhinney & Strauss, LLC	London Company of Virginia d/b/a The London Company
Value Fund	Large Cap Fund

Copper Rock Capital Partners LLC	Fort Washington Investment Advisors, Inc.*
International Small Cap Fund	Balanced Fund
International Equity Fund
DSM Capital Partners LLC	Large Cap Focused Fund
International Growth Opportunities Fund	Ohio Tax-Free Bond Fund
Large Company Growth Fund	Small Company Fund

*Affiliate of the Advisor and wholly-owned subsidiary of Western & Southern.

Notes to Financial Statements (Unaudited) (Continued)

The Advisor pays sub-advisory fees to each Sub-Advisor from its advisory fee.

The Advisor entered into an expense limitation agreement (the “Expense Limitation Agreement”) to contractually limit the annual operating expenses of the Funds, excluding: dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Funds’ liquidity providers; other expenditures which are capitalized in accordance with U.S. GAAP; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business. The maximum annual operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Advisor has agreed to waive a portion of its fees, and to reimburse certain fund expenses in order to maintain the following expense limitations for the Funds:

			Institutional
	Class A	Class C	Class Y	Class	Class R6
Balanced Fund	1.01%	1.78%	0.81%	—	—
International Equity Fund	1.36%	2.49%	0.99%	0.89%	—
International Growth Opportunities Fund	1.24%	1.99%	0.99%	0.89%	—
International Small Cap Fund	1.55%	2.30%	1.30%	1.18%	—
Large Cap Focused Fund*	1.00%	1.79%	0.72%	0.69%	—
Large Cap Fund	1.03%	1.78%	0.78%	0.68%	—
Large Company Growth Fund**	1.04%	1.79%	0.79%	0.69%	—
Ohio Tax-Free Bond Fund	0.85%	1.60%	0.60%	0.55%	—
Small Company Fund***	1.22%	1.95%	0.89%	0.79%	0.79%
Value Fund	1.08%	1.83%	0.83%	0.68%	—

*Prior to October 30, 2019, the expense limitation for Institutional Class shares was 0.65%.

**Prior to September 1, 2019, the expense limitations for Classes A, C, Y and Institutional Class shares were 1.23%, 1.98%, 0.98% and 0.88%, respectively.

***Prior to October 30, 2019, the expense limitation for R6 Class shares was 0.73%.

These expense limitations will remain in effect for all Funds through at least October 29, 2020. The Expense Limitation Agreement can be terminated by a vote of the Funds’ Board if it deems the termination to be beneficial to the Funds’ shareholders.

During the six months ended December 31, 2019, the Advisor or its affiliates waived investment advisory fees, administration fees or other operating expenses, including distribution fees, of the Funds as follows:

	Investment
	Advisory		Other Operating
	Fees	Administration	Expenses
Fund	Waived	Fees Waived	Waived	Total
Balanced Fund	$—	$—	$127,786	$127,786
International Equity Fund	—	78,409	17,249	95,658
International Growth Opportunities Fund	40,424	24,628	28,565	93,617
International Small Cap Fund	—	74,410	58,435	132,845
Large Cap Focused Fund	—	887,215	163,279	1,050,494
Large Cap Fund	—	188,109	25,457	213,566
Large Company Growth Fund	—	87,410	69,371	156,781
Ohio Tax-Free Bond Fund	32,799	35,929	18,976	87,704
Small Company Fund	—	481,229	44,878	526,107
Value Fund	8,929	254,799	78,156	341,884

Under the terms of the Expense Limitation Agreement, the Advisor is entitled to recover, subject to approval by the Funds’ Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Advisor reduced its compensation or assumed expenses for the Funds. The Fund will make repayments to the Advisor only if such repayment does not cause the Fund’s operating expenses (after the repayment is

Notes to Financial Statements (Unaudited) (Continued)

taken into account) to exceed the Fund’s expense limit in place when such amounts were waived or reimbursed by the Advisor and the Fund’s current expense limitation.

As of December 31, 2019, the Advisor may seek recoupment of previously waived fees and reimbursed expenses as follows:

	Expires	Expires	Expires	Expires	Expires
	on or	on or	on or	on or	on or
	before	before	before	before	before
	June 30,	November 30,	June 30,	June 30,	June 30,
Fund	2020	2020	2021	2022	2023	Total
Balanced Fund	$—	$3,422	$16,819	$36,339	$18,247	$74,827
International Equity Fund	—	33,634	98,681	158,366	95,294	385,975
International Growth Opportunities Fund	91,134	—	106,252	185,823	91,492	474,701
International Small Cap Fund	56,657	—	72,874	142,116	123,379	395,026
Large Cap Focused Fund	—	90,753	1,304,229	2,201,447	1,046,360	4,642,789
Large Cap Fund	216,268	—	449,854	440,511	204,254	1,310,887
Large Company Growth Fund	140,243	—	249,815	259,049	152,903	802,010
Ohio Tax-Free Bond Fund	81,532	—	129,632	143,581	77,292	432,037
Small Company Fund	—	29,439	596,684	1,008,474	520,899	2,155,496
Value Fund	315,506	—	680,915	645,575	333,499	1,975,495

The Advisor did not recoup any amounts it previously waived or reimbursed during the six months ended December 31, 2019.

ADMINISTRATION AGREEMENT

The Advisor entered into an Administration Agreement with the Trust, whereby the Advisor is responsible for: supplying executive and regulatory compliance services; supervising the preparation of tax returns; coordinating the preparation of reports to shareholders and reports to and filings with the SEC and state securities authorities, as well as materials for meetings of the Board; calculating the daily NAV per share; and maintaining the financial books and records of each Fund.

For its services, the Advisor’s annual administrative fee is:

0.145% on the first $20 billion of the aggregate average daily net assets;

0.11% on the next $10 billion of aggregate average daily net assets;

0.09% on the next $10 billion of aggregate average daily net assets; and

0.07% on the aggregate average daily net assets over $40 billion.

The fee is computed and allocated among the Touchstone Fund Complex (excluding Touchstone Institutional Funds Trust) on the basis of relative daily net assets.

The Advisor has engaged BNY Mellon as the Sub-Administrator to the Trust. BNY Mellon provides administrative and accounting services to the Trust and is compensated directly by the Advisor, not the Trust.

TRANSFER AGENT AGREEMENT

Under the terms of the Transfer Agent Agreement between the Trust and BNY Mellon, BNY Mellon maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent, and performs other shareholder service functions. For these services, BNY Mellon receives a monthly fee from each Fund. In addition, each Fund pays out-of-pocket expenses incurred by BNY Mellon, including, but not limited to, postage and supplies.

Notes to Financial Statements (Unaudited) (Continued)

The Funds may reimburse the Advisor for fees paid to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions for sub-transfer agency, sub-administration and other services provided to investors whose shares of record are held in omnibus, other group accounts, retirement plans or accounts traded through registered securities clearing agents. These fees may vary based on, for example, the nature of services provided, but generally range up to 0.15% of the assets of the class serviced or maintained by the intermediary or up to $22 per sub-account maintained by the intermediary.

PLANS OF DISTRIBUTION AND SHAREHOLDER SERVICING FEE ARRANGEMENTS

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act for each class of shares it offers that is subject to 12b-1 distribution fees. The plans allow each Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. The fees charged to the Funds are limited to the actual expenses incurred. Under the Class A plan, each Fund offering Class A shares pays an annual fee not to exceed 0.25% of average daily net assets that are attributable to Class A shares. Under the Class C plan, each Fund offering Class C shares pays an annual fee not to exceed 1.00% of average daily net assets that are attributable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder servicing fee).

UNDERWRITING AGREEMENT

The Underwriter is the Funds’ principal underwriter and, as such, acts as exclusive agent for distribution of the Funds’ shares. Under the terms of the Underwriting Agreement between the Trust and the Underwriter, the Underwriter earned underwriting and broker commissions on the sale of Class A shares of the Funds. W&S Brokerage Services, Inc., an affiliate of the Underwriter and the Advisor, also earned broker commissions on the sale of Class A shares of the Funds. Listed below are the total underwriting and broker commissions earned by the Underwriter and its affiliate during the six months ended December 31, 2019:

Fund	Amount
Balanced Fund	$12,112
International Equity Fund	1,456
International Growth Opportunities Fund	134
International Small Cap Fund	257
Large Cap Focused Fund	7,125
Large Cap Fund	691
Large Company Growth Fund	96
Ohio Tax-Free Bond Fund	179
Small Company Fund	5,398
Value Fund	1,655

In addition, the Underwriter collected CDSC on the redemption of Class A and Class C shares of the Funds listed below during the six months ended December 31, 2019:

Fund	Class A	Class C
Balanced Fund	$25	$519
International Equity Fund	39	64
International Small Cap Fund	—	30
Large Cap Focused Fund	161	329
Small Company Fund	136	364

INTERFUND TRANSACTIONS

Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in purchase and sale transactions with funds that have a common investment advisor (or affiliated investment advisors), common Trustees and/or

Notes to Financial Statements (Unaudited) (Continued)

common Officers. During the six months ended December 31, 2019, the Funds did not engage in any Rule 17a-7 transactions.

5. Liquidity

ReFlow Fund LLC — The Funds may participate in the ReFlow Fund LLC liquidity program (“ReFlow”), which is designed to provide an alternative liquidity source for funds experiencing redemptions. In order to pay cash to shareholders who redeem their shares on a given day, a fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money. ReFlow provides participating funds with another source of cash by standing ready to purchase shares from a fund up to the amount of the fund’s net redemptions on a given day, cumulatively limited to 3% of the outstanding voting shares of a Fund. ReFlow then generally redeems those shares (in cash or in-kind) when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow, or at other times at ReFlow’s discretion. In return for this service, the Fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds.

During the six months ended December 31, 2019, the Large Cap Focused Fund utilized Reflow. Reflow purchased 2,700,455 shares of the Large Cap Focused Fund during the period and had redemptions-in-kind of $101,763,340. The resulting fee is recorded in Other expenses on the Statements of Operations.

Interfund Lending — Pursuant to an Exemptive Order issued by the SEC on March 28, 2017, the Funds, along with certain other funds in the Touchstone Fund Complex, may participate in an interfund lending program. The interfund lending program provides an alternate credit facility that allows the Funds to lend to or borrow from other participating funds in the Touchstone Fund Complex, subject to the conditions of the Exemptive Order. The Funds may not borrow under the facility for leverage purposes and the loans’ duration may be no more than 7 days.

During the six months ended December 31, 2019, the following Funds participated as a borrower in the interfund lending program. The daily average amount borrowed, weighted average interest rate and interest expense were as follows:

	Daily Average	Weighted Average
	Amount	Interest	Interest
Fund	Borrowed	Rate	Expense*
International Small Cap Fund	$349,047	2.51%	$4,417
Large Cap Focused Fund	666,813	2.42%	8,208
Large Company Growth Fund	248,363	2.31%	2,939

*Included in Other expenses in the Statements of Operations.

6. Federal Tax Information

Federal Income Tax — It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. It is each Fund’s policy to distribute all of its taxable and tax-exempt income and accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

The tax character of distributions paid is as follows:

Notes to Financial Statements (Unaudited) (Continued)

	Balanced Fund			International Equity Fund
		Seven			Seven
	Year Ended	Months Ended	Year Ended	Year Ended	Months Ended	Year Ended
	June 30,	June 30,	November 30,	June 30,	June 30,	November 30,
	2019	2018	2017	2019	2018	2017
From ordinary income	$5,073,305	$2,415,681	$3,724,887	$2,842,238	$2,308,837	$1,250,578
From long-term capital gains	15,844,335	15,494,463	2,124,199	17,560,388	7,102,450	—
Total Distributions	$20,917,640	$17,910,144	$5,849,086	$20,402,626	$9,411,287	$1,250,578

	International Growth Opportunities Fund		International Small Cap Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	June 30,	June 30,	June 30,
	2019	2018	2019	2018
From ordinary income	$425,814	$372,285	$3,700,412	$7,979,769
From long-term capital gains	4,272,059	149,175	16,613,583	1,865,799
Total Distributions	$4,697,873	$521,460	$20,313,995	$9,845,568

	Large Cap Focused Fund			Large Cap Fund
		Seven
	Year Ended	Months Ended	Year Ended	Year Ended	Year Ended
	June 30,	June 30,	November 30,	June 30,	June 30,
	2019	2018	2017	2019	2018
From ordinary income	$22,680,841	$4,002,079	$24,480,711	$2,699,506	$2,347,689
From long-term capital gains	152,239,077	265,660,471	115,781,936	—	—
Total Distributions	$174,919,918	$269,662,550	$140,262,647	$2,699,506	$2,347,689

	Large Company Growth Fund		Ohio Tax-Free Bond Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	June 30,	June 30,	June 30,
	2019	2018	2019	2018
From ordinary income	$716,305	$1,615,959	$615	$640
From tax-exempt income	—	—	1,353,201	1,338,760
From long-term capital gains	12,955,949	4,705,569	—	—
Total Distributions	$13,672,254	$6,321,528	$1,353,816	$1,339,400

	Small Company Fund			Value Fund
		Seven
	Year Ended	Months Ended	Year Ended	Year Ended	Year Ended
	June 30,	June 30,	November 30,	June 30,	June 30,
	2019	2018	2017	2019	2018
From ordinary income	$34,623,870	$19,425,568	$—	$9,739,930	$7,015,940
From long-term capital gains	110,406,903	85,276,646	89,216,186	31,961,207	27,716,248
Total Distributions	$145,030,773	$104,702,214	$89,216,186	$41,701,137	$34,732,188

Notes to Financial Statements (Unaudited) (Continued)

The following information is computed on a tax basis for each item as of June 30, 2019:

			International
		International	Growth	International
	Balanced	Equity	Opportunities	Small Cap
	Fund	Fund	Fund	Fund
Tax cost of portfolio investments	$200,302,078	$146,263,986	$28,103,102	$192,380,614
Gross unrealized appreciation on investments	140,283,325	36,729,656	7,859,495	33,104,569
Gross unrealized depreciation on investments	(2,217,217)	(28,344,908)	(804,447)	(10,122,767)
Net unrealized appreciation (depreciation) on investments	138,066,108	8,384,748	7,055,048	22,981,802
Net unrealized appreciation (depreciation) on foreign currency transactions and deferred capital gains tax	—	838	204	745
Undistributed ordinary income	929,717	1,116,936	2,970	—
Qualified late-year losses	—	(264,009)	—	—
Capital Loss Carryforwards	—	—	(4,717,545)	(12,449,455)
Undistributed long-term capital gains	470,741	4,978	—	—
Distributable earnings (deficit)	$139,466,566	$9,243,491	$2,340,677	$10,533,092

	Large		Large	Ohio
	Cap	Large	Company	Tax-Free
	Focused	Cap	Growth	Bond
	Fund	Fund	Fund	Fund
Tax cost of portfolio investments	$848,766,919	$222,220,904	$129,330,942	$44,363,092
Gross unrealized appreciation on investments	914,336,883	70,503,267	97,512,614	2,815,652
Gross unrealized depreciation on investments	(30,020,849)	(8,488,182)	(1,542,861)	(123)
Net unrealized appreciation (depreciation) on investments	884,316,034	62,015,085	95,969,753	2,815,529
Undistributed ordinary income	7,230,685	1,775,246	—	—
Qualified late-year losses	—	—	(296,089)	—
Other temporary differences	—	—	—	(24,497)
Undistributed tax-exempt income	—	—	—	6,471
Undistributed long-term capital gains	51,515,830	15,510,765	12,954,030	27,980
Distributable earnings (deficit)	$943,062,549	$79,301,096	$108,627,694	$2,825,483

	Small Company	Value
	Fund	Fund
Tax cost of portfolio investments	$924,181,729	$282,186,973
Gross unrealized appreciation on investments	216,552,683	74,006,282
Gross unrealized depreciation on investments	(34,192,392)	(18,968,107)
Net unrealized appreciation (depreciation) on investments	182,360,291	55,038,175
Qualified late-year losses	(27,552,310)	(134,241)
Undistributed long-term capital gains	56,602,588	15,928,852
Distributable earnings (deficit)	$211,410,569	$70,832,786

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale loss deferrals, investments in passive foreign investment company (“PFIC”) adjustments, basis adjustments on securities no longer treated as PFICs and nontaxable distribution basis outstanding.

Notes to Financial Statements (Unaudited) (Continued)

As of June 30, 2019, the Funds had the following capital loss carryforwards for federal income tax purposes:

	No	No
	Expiration	Expiration
	Short Term	Long Term	Total
International Growth Opportunities Fund	$4,510,886	$206,659	$4,717,545
International Small Cap Fund	12,449,455	—	12,449,455

The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

During the year ended June 30, 2019, the following Fund utilized capital loss carryforwards:

Fund	Utilized
Large Cap Fund	$13,791,146

Under current laws, certain capital losses realized after October 31 and ordinary losses realized after December 31 may be deferred (and certain ordinary losses after October and/or December 31 may be deferred) and treated as occurring on the first day of the following fiscal year. For the year ended June 30, 2019, the Funds elected to defer the following losses:

	Realized	Ordinary
Fund	Capital Losses	Losses	Total
International Equity Fund	$264,009	$—	$264,009
Large Company Growth Fund	—	296,089	296,089
Small Company Fund	26,875,724	676,586	27,552,310
Value Fund	134,241	—	134,241

The Funds have analyzed their tax positions taken or to be taken on federal income tax returns for all open tax years (tax years ended June 30, 2016 through 2019) and have concluded that no provision for income tax is required in their financial statements.

As of December 31, 2019, the Trust had the following federal tax costs resulting in net unrealized appreciation (depreciation) as follows:

		Gross	Gross
		Unrealized	Unrealized	Gross	Gross	Net
	Federal	Appreciation	Depreciation	Unrealized	Unrealized	Unrealized
	Tax	on	on	Appreciation	Depreciation	Appreciation/
Fund	Cost	Investments	Investments	on Other*	on Other*	(Depreciation)
Balanced Fund	$241,999,458	$127,737,862	$(1,522,464)	$—	$—	$126,215,398
International Equity Fund	135,968,118	25,298,342	(12,083,556)	1,506	(40)	13,216,252
International Growth Opportunities Fund	28,154,056	7,812,143	(529,389)	203	—	7,282,957
International Small Cap Fund	131,156,047	27,035,983	(2,925,680)	979	(1,047)	24,110,235
Large Cap Focused Fund	965,034,485	847,124,517	(11,101,295)	—	—	836,023,222
Large Cap Fund	226,200,951	88,231,977	(2,265,281)	—	—	85,966,696
Large Company Growth Fund	100,730,729	99,844,689	(137,745)	—	—	99,706,944
Ohio Tax-Free Bond Fund	45,831,722	3,098,351	(2,007)	—	—	3,096,344
Small Company Fund	771,012,250	248,789,532	(12,485,638)	—	—	236,303,894
Value Fund	285,893,085	91,813,331	(9,230,293)	—	—	82,583,038

 * Other includes Foreign Currency Transactions.

7. Commitments and Contingencies

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’

Notes to Financial Statements (Unaudited) (Continued)

maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

8. Principal Risks

Risks Associated with Foreign Investments — Some of the Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of a Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.

Risks Associated with Sector Concentration — Certain Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, these Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the Funds’ NAVs and magnified effect on the total return.

Risks Associated with Credit — An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer’s securities to decline in value. Credit risk is particularly relevant to those Funds that invest a significant amount of their assets in junk bonds or lower-rated securities.

Risks Associated with Interest Rate Changes — The price of debt securities is generally linked to the prevailing market interest rates. In general, when interest rates rise, the price of debt securities falls, and when interest rates fall, the price of debt securities rises. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed-income security that will result from a 1% change in interest rates, and generally is stated in years. For example, as a general rule a 1% rise in interest rates means a 1% fall in value for every year of duration. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal. The negative impact on fixed income securities if interest rates increase as a result could negatively impact a Fund’s NAV.

Please see the Funds’ prospectus for a complete discussion of these and other risks.

9. Fund Reorganizations

Small Company Fund Reorganization:

The shareholders of the Touchstone Small Cap Growth Fund, a series of the Trust, approved an Agreement and Plan of Reorganization providing for the transfer of all assets and liabilities of the Touchstone Small Cap Growth Fund to the Touchstone Small Company Fund. The tax-free reorganization took place on September 21, 2018.

Notes to Financial Statements (Unaudited) (Continued)

The following is a summary of shares outstanding, net assets, net asset value per share and unrealized appreciation immediately before and after the tax-free reorganization.

				After
	Before Reorganization			Reorganization
	Touchstone		Touchstone	Touchstone
	Small Cap		Small Company	Small Company
	Growth Fund		Fund	Fund
Class A
Shares	3,572,822	(A)	113,082,178	116,655,000
Net Assets	$21,326,954		$675,012,128	$696,339,082
Net Asset Value	$5.97	(A)	$5.97	$5.97
Class C
Shares	1,917,820	(B)	29,092,599	31,010,419
Net Assets	$6,665,795		$101,117,364	$107,783,159
Net Asset Value	$3.48	(B)	$3.48	$3.48
Class Y
Shares	11,284,528	(C)	65,216,246	76,500,774
Net Assets	$73,494,700		$424,748,096	$498,242,796
Net Asset Value	$6.51	(C)	$6.51	$6.51
Institutional Class
Shares	556,531	(D)	74,162	630,693
Net Assets	$3,625,412		$483,116	$4,108,528
Net Asset Value	$6.51	(D)	$6.51	$6.51
Class R6
Shares	—		13,592,489	13,592,489
Net Assets	$—		$82,888,657	$82,888,657
Net Asset Value	$—		$6.10	$6.10
Fund Total
Shares Outstanding	20,075,021		221,057,674	238,389,375
Net Assets	$105,112,861		$1,284,249,361	$1,389,362,222
Unrealized Appreciation (Depreciation)	$24,471,563		$345,400,026	$369,871,589

(A)	Reflects a 0.8051:1 stock split which occurred on the date of reorganization, September 21, 2018.
(B)	Reflects a 1.0348:1 reverse stock split which occurred on the date of reorganization, September 21, 2018.
(C)	Reflects a 0.8586:1 stock split which occurred on the date of reorganization, September 21, 2018.
(D)	Reflects a 0.8691:1 stock split which occurred on the date of reorganization, September 21, 2018.

Assuming the reorganization had been completed on July 1, 2018, the Small Company Fund’s results of operations for the year ended June 30, 2019 would have been as follows:

Net investment loss	$(2,507,344)
Net realized and unrealized gain (loss) on investments	$(10,037,911)
Net decrease in net assets resulting from operations	$(12,545,255)

Because the combined investment portfolios have been managed as a single portfolio since the reorganization was completed, it is not practical to separate the amounts of revenue and earnings to the Small Company Fund that have been included in its statement of operations since the reorganization.

10. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events that necessitated recognition or disclosure in the Funds’ financial statements.

Other Items (Unaudited)

Proxy Voting Guidelines and Proxy Voting Records

The Sub-Advisors are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisors use in fulfilling this responsibility is available as an appendix to the most recent Statement of Additional Information, which can be obtained without charge by calling toll free 1.800.543.0407 or by visiting the Touchstone website at TouchstoneInvestments.com or on the Securities and Exchange Commission’s (the “Commission”) website sec.gov. Information regarding how those proxies were voted during the most recent twelve-month period ended June 30, which will be filed by August 31 of that year, is also available without charge by calling toll free 1.800.543.0407 or on the Commission’s website at sec.gov.

Quarterly Portfolio Disclosure

Each Fund’s holdings as of the end of the third month of every fiscal quarter will be disclosed on Form N-PORT within 60 days of the end of the fiscal quarter. The complete listing of each Fund’s portfolio holdings is available on the Commission’s website and will be made available to shareholders upon request by calling 1.800.543.0407.

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, such as sales charges (loads); and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2019 through December 31, 2019).

Actual Expenses

The first line for each share class of a Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended December 31, 2019” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of a Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class of a Fund in the table below is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Other Items (Unaudited) (Continued)

					Expenses
		Net Expense	Beginning	Ending	Paid During
		Ratio	Account	Account	the Six Months
		Annualized	Value	Value	Ended
		December 31,	July 1,	December 31,	December 31,
		2019	2019	2019	2019*
Touchstone Balanced Fund
Class A	Actual	1.01%	$1,000.00	$1,078.60	$5.28
Class A	Hypothetical	1.01%	$1,000.00	$1,020.06	$5.13
Class C	Actual	1.78%	$1,000.00	$1,074.50	$9.28
Class C	Hypothetical	1.78%	$1,000.00	$1,016.19	$9.02
Class Y	Actual	0.81%	$1,000.00	$1,080.30	$4.24
Class Y	Hypothetical	0.81%	$1,000.00	$1,021.06	$4.12
Touchstone International Equity Fund
Class A	Actual	1.30%	$1,000.00	$1,080.50	$6.81
Class A	Hypothetical	1.30%	$1,000.00	$1,018.59	$6.60
Class C	Actual	2.49%	$1,000.00	$1,074.20	$12.98
Class C	Hypothetical	2.49%	$1,000.00	$1,012.62	$12.60
Class Y	Actual	0.99%	$1,000.00	$1,082.10	$5.18
Class Y	Hypothetical	0.99%	$1,000.00	$1,020.16	$5.03
Institutional Class	Actual	0.89%	$1,000.00	$1,082.50	$4.66
Institutional Class	Hypothetical	0.89%	$1,000.00	$1,020.66	$4.52
Touchstone International Growth Opportunities Fund
Class A	Actual	1.24%	$1,000.00	$1,054.50	$6.40
Class A	Hypothetical	1.24%	$1,000.00	$1,018.90	$6.29
Class C	Actual	1.99%	$1,000.00	$1,050.60	$10.26
Class C	Hypothetical	1.99%	$1,000.00	$1,015.13	$10.08
Class Y	Actual	0.99%	$1,000.00	$1,055.60	$5.12
Class Y	Hypothetical	0.99%	$1,000.00	$1,020.16	$5.03
Institutional Class	Actual	0.89%	$1,000.00	$1,056.90	$4.60
Institutional Class	Hypothetical	0.89%	$1,000.00	$1,020.66	$4.52
Touchstone International Small Cap Fund
Class A	Actual	1.56%	$1,000.00	$1,039.30	$8.00	**
Class A	Hypothetical	1.56%	$1,000.00	$1,017.29	$7.91	**
Class C	Actual	2.31%	$1,000.00	$1,036.20	$11.83	**
Class C	Hypothetical	2.31%	$1,000.00	$1,013.52	$11.69	**
Class Y	Actual	1.31%	$1,000.00	$1,041.20	$6.72	**
Class Y	Hypothetical	1.31%	$1,000.00	$1,018.55	$6.65	**
Institutional Class	Actual	1.19%	$1,000.00	$1,041.60	$6.11	**
Institutional Class	Hypothetical	1.19%	$1,000.00	$1,019.15	$6.04	**
Touchstone Large Cap Focused Fund
Class A	Actual	1.00%	$1,000.00	$1,107.60	$5.32	***
Class A	Hypothetical	1.00%	$1,000.00	$1,020.09	$5.10	***
Class C	Actual	1.82%	$1,000.00	$1,102.90	$9.63	***
Class C	Hypothetical	1.82%	$1,000.00	$1,015.98	$9.23	***
Class Y	Actual	0.75%	$1,000.00	$1,108.80	$3.98	***
Class Y	Hypothetical	0.75%	$1,000.00	$1,021.36	$3.82	***
Institutional Class	Actual	0.69%	$1,000.00	$1,109.10	$3.68	***
Institutional Class	Hypothetical	0.69%	$1,000.00	$1,021.65	$3.53	***
Touchstone Large Cap Fund
Class A	Actual	1.03%	$1,000.00	$1,085.20	$5.40
Class A	Hypothetical	1.03%	$1,000.00	$1,019.96	$5.23
Class C	Actual	1.78%	$1,000.00	$1,080.90	$9.31
Class C	Hypothetical	1.78%	$1,000.00	$1,016.19	$9.02
Class Y	Actual	0.78%	$1,000.00	$1,086.20	$4.09
Class Y	Hypothetical	0.78%	$1,000.00	$1,021.22	$3.96
Institutional Class	Actual	0.68%	$1,000.00	$1,087.10	$3.57
Institutional Class	Hypothetical	0.68%	$1,000.00	$1,021.72	$3.46

Other Items (Unaudited) (Continued)

					Expenses
		Net Expense	Beginning	Ending	Paid During
		Ratio	Account	Account	the Six Months
		Annualized	Value	Value	Ended
		December 31,	July 1,	December 31,	December 31,
		2019	2019	2019	2019*
Touchstone Large Company Growth Fund
Class A	Actual	1.10%	$1,000.00	$1,102.00	$5.83
Class A	Hypothetical	1.10%	$1,000.00	$1,019.59	$5.60
Class C	Actual	1.85%	$1,000.00	$1,097.90	$9.77
Class C	Hypothetical	1.85%	$1,000.00	$1,015.82	$9.39
Class Y	Actual	0.86%	$1,000.00	$1,103.40	$4.54
Class Y	Hypothetical	0.86%	$1,000.00	$1,020.82	$4.36
Institutional Class	Actual	0.76%	$1,000.00	$1,104.00	$4.00
Institutional Class	Hypothetical	0.76%	$1,000.00	$1,021.33	$3.84
Touchstone Ohio Tax-Free Bond Fund
Class A	Actual	0.85%	$1,000.00	$1,018.80	$4.31
Class A	Hypothetical	0.85%	$1,000.00	$1,020.86	$4.32
Class C	Actual	1.60%	$1,000.00	$1,015.00	$8.10
Class C	Hypothetical	1.60%	$1,000.00	$1,017.09	$8.11
Class Y	Actual	0.60%	$1,000.00	$1,020.10	$3.05
Class Y	Hypothetical	0.60%	$1,000.00	$1,022.12	$3.05
Institutional Class	Actual	0.55%	$1,000.00	$1,020.30	$2.79
Institutional Class	Hypothetical	0.55%	$1,000.00	$1,022.37	$2.80
Touchstone Small Company Fund
Class A	Actual	1.15%	$1,000.00	$1,056.60	$5.95
Class A	Hypothetical	1.15%	$1,000.00	$1,019.36	$5.84
Class C	Actual	1.95%	$1,000.00	$1,052.90	$10.06
Class C	Hypothetical	1.95%	$1,000.00	$1,015.33	$9.88
Class Y	Actual	0.89%	$1,000.00	$1,058.80	$4.61
Class Y	Hypothetical	0.89%	$1,000.00	$1,020.66	$4.52
Institutional Class	Actual	0.79%	$1,000.00	$1,058.90	$4.09
Institutional Class	Hypothetical	0.79%	$1,000.00	$1,021.17	$4.01
Class R6	Actual	0.75%	$1,000.00	$1,061.30	$3.89
Class R6	Hypothetical	0.75%	$1,000.00	$1,021.37	$3.81
Touchstone Value Fund
Class A	Actual	1.08%	$1,000.00	$1,092.40	$5.68
Class A	Hypothetical	1.08%	$1,000.00	$1,019.71	$5.48
Class C	Actual	1.83%	$1,000.00	$1,087.90	$9.60
Class C	Hypothetical	1.83%	$1,000.00	$1,015.94	$9.27
Class Y	Actual	0.79%	$1,000.00	$1,093.60	$4.16
Class Y	Hypothetical	0.79%	$1,000.00	$1,021.17	$4.01
Institutional Class	Actual	0.68%	$1,000.00	$1,094.50	$3.58
Institutional Class	Hypothetical	0.68%	$1,000.00	$1,021.72	$3.46

*Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect one-half year period).

**Excluding liquidity provider expenses, your actual cost of investment in Class A, Class C, Class Y and Institutional Class would be $7.95, $11.77, $6.67 and $6.06, respectively, and your hypothetical cost of investment in Class A, Class C, Class Y and Institutional Class would be $7.86, $11.64, $6.60, and $5.99, respectively.

***Excluding liquidity provider expenses, your actual cost of investment in Class A, Class C, Class Y and Institutional Class would be $5.14, $9.46, $3.82 and $3.50, respectively, and your hypothetical cost of investment in Class A, Class C, Class Y and Institutional Class would be $4.93, $9.07, $3.66, and $3.35, respectively.

Advisory and Sub-Advisory Agreement Approval Disclosure

At a meeting held on November 21, 2019, the Board of Trustees (the “Board” or “Trustees”) of the Touchstone Strategic Trust (the “Trust”), and by a separate vote, the Independent Trustees of the Trust, approved the continuance of the Investment Advisory Agreement between the Trust and the Advisor with respect to each Fund of the Trust, and the continuance of the Sub-Advisory Agreement between the Advisor and each Fund’s respective Sub-Advisor.

Other Items (Unaudited) (Continued)

In determining whether to approve the continuation of the Investment Advisory Agreement and the Sub-Advisory Agreements, the Advisor furnished information necessary for a majority of the Independent Trustees to make the determination that the continuance of the Investment Advisory Agreement and each Sub-Advisory Agreement was in the best interests of the respective Funds and their shareholders. The information provided to the Board included: (1) industry data comparing advisory fees and total expense ratios of comparable funds; (2) comparative performance information; (3) the Advisor’s and its affiliates’ revenues and costs of providing services to the Funds; and (4) information about the Advisor’s and Sub-Advisors’ personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Advisory Agreement and the Sub-Advisory Agreements with management and experienced independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement and each Sub-Advisory Agreement. The Independent Trustees also reviewed the proposed continuation of the Investment Advisory Agreement and each Sub-Advisory Agreement with independent legal counsel in private sessions at which no representatives of management were present.

In approving the Funds’ Investment Advisory Agreement, the Board considered various factors, among them: (1) the nature, extent and quality of services provided to the Funds, including the personnel providing such services; (2) the Advisor’s compensation and profitability; (3) a comparison of fees and performance with comparable funds; (4) economies of scale; and (5) the terms of the Investment Advisory Agreement. The Board’s analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Advisor Services. The Board considered the level and depth of knowledge of the Advisor, including the professional experience and qualifications of senior personnel. In evaluating the quality of services provided by the Advisor, the Board took into account its familiarity with the Advisor’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account the Advisor’s compliance policies and procedures. The quality of administrative and other services, including the Advisor’s role in coordinating the activities of the Funds’ other service providers, was also considered. The Board also considered the Advisor’s relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest.

The Board discussed the Advisor’s effectiveness in monitoring the performance of each Sub-Advisor, including the one that was an affiliate of the Advisor, and the Advisor’s timeliness in responding to performance issues. The Board considered the Advisor’s process for monitoring each of the Sub-Advisors, which includes an examination of both qualitative and quantitative elements of the Sub-Advisor’s organization, personnel, procedures, investment discipline, infrastructure and performance. The Board considered that the Advisor conducts periodic compliance due diligence of each Sub-Advisor, during which the Advisor examines a wide variety of factors, such as the financial condition of the Sub-Advisor, the quality of the Sub-Advisor’s systems, the effectiveness of the Sub-Advisor’s disaster recovery programs, trade allocation and execution procedures, compliance with the Sub-Advisor’s policies and procedures, results of regulatory examinations and any other factors that might affect the quality of services that the Sub-Advisor provides to the applicable Fund. The Board noted that the Advisor’s compliance monitoring processes also include quarterly reviews of compliance certifications, and that any issues arising from such reviews and the Advisor’s compliance visits to the Sub-Advisors are reported to the Board.

The Trustees concluded that they were satisfied with the nature, extent and quality of services provided to each Fund by the Advisor under the Investment Advisory Agreement.

Advisor’s Compensation and Profitability. The Board took into consideration the financial condition and profitability of the Advisor and its affiliates (including the Sub-Advisor to certain of the Funds) and the direct and indirect benefits derived by the Advisor and its affiliates from the Advisor’s relationship with the Funds. The information considered by the Board included operating profit margin information for the Advisor’s business as a whole. The Board noted that the Advisor had waived a portion of advisory fees and administrative fees and/or reimbursed expenses in order to limit each Fund’s net operating expenses. The Board also noted that the Advisor pays the Sub-Advisors’ sub-advisory fees out of the advisory fees the Advisor receives from the Funds. The Board reviewed the profitability of the Advisor’s relationship with the Funds both before and after tax expenses, and also considered whether the Advisor has the financial wherewithal to continue to provide services to the Funds, noting the ongoing commitment of the Advisor’s parent company with respect to providing support and resources as needed. The Board also considered that the Funds’ distributor, an affiliate of the Advisor, receives Rule 12b-1 distribution fees from the Funds and receives a portion of the sales charges on sales or redemptions of certain

Other Items (Unaudited) (Continued)

classes of shares. The Board also noted that the Advisor derives benefits to its reputation and other benefits from its association with the Funds.

The Board recognized that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Advisor. Based upon their review, the Trustees concluded that the Advisor’s and its affiliates’ level of profitability, if any, from their relationship with each Fund was reasonable and not excessive.

Expenses and Performance. The Board compared the respective advisory fees and total expense ratios for each of the Funds with various comparative data, including the median and average advisory fees and total expense ratios of each Fund’s respective peer group. The Board also considered, among other data, the Funds’ respective performance results during the six-month, twelve-month and thirty-six-month periods ended September 30, 2019, and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results, portfolio composition and investment strategies. The Board also took into account current market conditions and their effect on the Funds’ performance.

The Board also considered the effect of each Fund’s growth and size on its performance and expenses. The Board noted that the Advisor had waived a portion of the fees and/or reimbursed expenses of the Funds in order to reduce those Funds’ respective operating expenses to targeted levels. The Board noted that the sub-advisory fees under the Sub-Advisory Agreement with respect to each Fund were paid by the Advisor out of the advisory fees it receives from the Fund and considered the impact of such sub-advisory fees on the profitability of the Advisor. In reviewing the respective total expense ratios and performance of each of the Funds, the Board also took into account the nature, extent and quality of the services provided to the Funds by the Advisor and its affiliates.

The Board considered, among other data, the specific factors and related conclusions set forth below with respect to each Fund:

Touchstone Balanced Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median of its peer group. The Board noted that the Advisor was currently waiving and/or reimbursing a portion of the Fund’s fees and/or expenses. The Fund’s performance for the six-, twelve- and thirty-six-month periods ended September 30, 2019 was in the 1st quintile of its peer group. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Advisor and the other factors considered.

Touchstone International Equity Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median of its peer group. The Board noted that the Advisor was currently waiving and/or reimbursing a portion of the Fund’s fees and/or expenses. The Fund’s performance for the six- and thirty-six-month periods ended September 30, 2019 was in the 5th quintile of its peer group, while the Fund’s performance for the twelve-month period ended September 30, 2019 was in the 4th quintile of its peer group. The Board noted management’s discussion of the Fund’s performance, including both its recent and long-term performance. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Advisor and the other factors considered.

Touchstone International Growth Opportunities Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were at the median and below the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving and/or reimbursing a portion of the Fund’s fees and/or expenses. The Fund’s performance for the six-month period ended September 30, 2019 was in the 5th quintile of its peer group, the Fund’s performance for the twelve-month period ended September 30, 2019 was in the 2nd quintile of its peer group, and the Fund’s performance for the thirty-six-month period ended September 30, 2019 was in the 1st quintile of its peer group. The Board took into consideration changes made to the Fund’s principal investment strategies in April 2018 to reflect an international strategy rather than a global strategy. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and

Other Items (Unaudited) (Continued)

that the advisory fee was reasonable in light of the services received by the Fund from the Advisor and the other factors considered.

Touchstone International Small Cap Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median and above the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving and/or reimbursing a portion of the Fund’s fees and/or expenses. The Fund’s performance for the six- and twelve-month periods ended September 30, 2019 was in the 4th quintile of its peer group, while the Fund’s performance for the thirty-six-month period ended September 30, 2019 was in the 5th quintile of its peer group. The Board noted management’s discussion of the Fund’s performance, including both its recent and long-term performance. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Advisor and the other factors considered.

Touchstone Large Cap Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were at the median and below the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving and/or reimbursing a portion of the Fund’s fees and/or expenses. The Fund’s performance for the six-month period ended September 30, 2019 was in the 5th quintile of its peer group, the Fund’s performance for the twelve-month period ended September 30, 2019 was in the 4th quintile of its peer group, and the Fund’s performance for the thirty-six-month period ended September 30, 2019 was in the 3rd quintile of its peer group. The Board noted management’s discussion of the Fund’s performance, including both its recent and long-term performance. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Advisor and the other factors considered.

Touchstone Large Cap Focused Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were above the median of its peer group. The Board noted that the Advisor was currently waiving and/or reimbursing a portion of the Fund’s fees and/or expenses. The Fund’s performance for the six-month period ended September 30, 2019 was in the 4th quintile of its peer group, the Fund’s performance for the twelve-month period ended September 30, 2019 was in the 2nd quintile of its peer group, and the Fund’s performance for the thirty-six-month period ended September 30, 2019 was in the 1st quintile of its peer group. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Advisor and the other factors considered.

Touchstone Large Company Growth Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were above the median of its peer group. The Board noted that the Advisor was currently waiving and/or reimbursing a portion of the Fund’s fees and/or expenses. The Fund’s performance for the six-month period ended September 30, 2019 was in the 4th quintile of its peer group, the Fund’s performance for the twelve-month period ended September 30, 2019 was in the 2nd quintile of its peer group, and the Fund’s performance for the thirty-six-month period ended September 30, 2019 was in the 3rd quintile of its peer group. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Advisor and the other factors considered.

Touchstone Ohio Tax-Free Bond Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were above the median and below the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving and/or reimbursing a portion of the Fund’s fees and/or expenses. The Fund’s performance for the six-, twelve- and thirty-six-month periods ended September 30, 2019 was in the 2nd quintile of its peer group. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Advisor and the other factors considered.

Other Items (Unaudited) (Continued)

Touchstone Small Company Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median of its peer group. The Board noted that the Advisor was currently waiving and/or reimbursing a portion of the Fund’s fees and/or expenses. The Fund’s performance for the six-, twelve- and thirty-six-month periods ended September 30, 2019 was in the 4th quintile of its peer group. The Board noted management’s discussion of the Fund’s performance, including differences between the Fund’s investment strategy and those of other funds in its peer group. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Advisor and the other factors considered.

Touchstone Value Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were at the median and above the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving and/or reimbursing a portion of the Fund’s fees and/or expenses. The Fund’s performance for the six-month period ended September 30, 2019 was in the 1st quintile of its peer group, while the Fund’s performance for the twelve- and thirty-six-month periods ended September 30, 2019 was in the 2nd quintile of its peer group. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Advisor and the other factors considered.

Economies of Scale. The Board considered the effect of each Fund’s current size and potential growth on its performance and expenses. The Board took into account management’s discussion of the Funds’ advisory fee structure. The Board considered the effective advisory fees under the Investment Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of each Fund increase. The Board noted that the advisory fee schedules for all but three of the Funds contain breakpoints that would reduce the respective advisory fee rate on assets above specified levels as the respective Fund’s assets increased and considered the necessity of adding breakpoints with respect to each Fund that did not currently have such breakpoints in its advisory fee schedule. The Board determined that adding breakpoints at specified levels to the advisory fee schedules of the Funds that currently did not have such breakpoints was not appropriate at that time. The Board also noted that if a Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses. The Board also considered the fact that, under the Investment Advisory Agreement, the advisory fee payable to the Advisor by a Fund was reduced by the total sub-advisory fee paid by the Advisor to the Fund’s Sub-Advisor.

Conclusion. In considering the renewal of the Funds’ Investment Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately with respect to each Fund. The Board reached the following conclusions regarding the Funds’ Investment Advisory Agreement with the Advisor, among others: (a) the Advisor demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Advisor maintains an appropriate compliance program; (c) the overall performance of each Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices; and (d) each Fund’s advisory fee is reasonable in light of the services received by the Fund from the Advisor and the other factors considered. Based on their conclusions, the Trustees determined with respect to each Fund that continuation of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

In approving the Funds’ respective Sub-Advisory Agreements, the Board considered various factors with respect to each Fund and the applicable Sub-Advisory Agreement, among them: (1) the nature, extent and quality of services provided to the Fund, including the personnel providing such services; (2) the Sub-Advisor’s compensation; (3) a comparison of the sub-advisory fee and performance with comparable funds; and (4) the terms of the Sub-Advisory Agreement. The Board’s analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Services Provided; Investment Personnel. The Board considered information provided by the Advisor regarding the services provided by each Sub-Advisor, including information presented periodically throughout the previous year. The Board noted the affiliation of the Sub-Advisor to certain of the Funds with the Advisor, noting any potential conflicts of interest. The Board noted that, on a periodic basis, the Board

Other Items (Unaudited) (Continued)

meets with portfolio managers of the Sub-Advisors to discuss their respective performance and investment processes and strategies. The Board also considered each Sub-Advisor’s level of knowledge and investment style. The Board reviewed the experience and credentials of the applicable investment personnel who are responsible for managing the investment of portfolio securities with respect to the Funds. The Board also noted each Sub-Advisor’s brokerage practices.

Sub-Advisor’s Compensation, Profitability and Economies of Scale. The Board also took into consideration the financial condition of each Sub-Advisor and any indirect benefits derived by each Sub-Advisor and its affiliates from the Sub-Advisor’s relationship with the Funds. In considering the profitability to each Sub-Advisor of its relationship with the Funds, the Board noted the undertaking of the Advisor to maintain expense limitations for the Funds and also noted that the sub-advisory fees under the Sub-Advisory Agreements were paid by the Advisor out of the advisory fees that it receives under the Investment Advisory Agreement and in addition, with respect to the unaffiliated Sub-Advisors, are negotiated at arm’s-length. As a consequence, the profitability to each Sub-Advisor of its relationship with a Fund was not a substantial factor in the Board’s deliberations. For similar reasons, the Board did not consider the potential economies of scale in each Sub-Advisor’s management of the applicable Fund to be a substantial factor in its consideration, although the Board noted that the sub-advisory fee schedule for all but two of the Funds contained breakpoints that would reduce the sub-advisory fee rate on assets above specified levels as the applicable Fund’s assets increased.

Sub-Advisory Fees and Fund Performance. The Board considered that each Fund pays an advisory fee to the Advisor and that the Advisor pays the sub-advisory fee to the Sub-Advisor out of the advisory fee it receives from the respective Fund. The Board also compared the sub-advisory fees paid by the Advisor to fees charged by each Sub-Advisor to manage comparable institutional separate accounts, as applicable. The Board considered the amount retained by the Advisor and the sub-advisory fee paid to each Sub-Advisor with respect to the various services provided by the Advisor and the Sub-Advisor. The Board also noted that the Advisor negotiated the sub-advisory fee with each of the unaffiliated Sub-Advisors at arm’s-length. The Board reviewed the sub-advisory fee for each Fund in relation to various comparative data, including the median and average sub-advisory fees of each Fund’s peer group, and considered the following information:

Touchstone Balanced Fund. The Fund’s sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone International Equity Fund. The Fund’s sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone International Growth Opportunities Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone International Small Cap Fund. The Fund’s sub-advisory fee was at the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Large Cap Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Large Cap Focused Fund. The Fund’s sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Large Company Growth Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Other Items (Unaudited) (Continued)

Touchstone Ohio Tax-Free Bond Fund. The Trustees considered the Fund’s sub-advisory fee relative to the fees paid by other funds to their sub-advisors. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Small Company Fund. The Fund’s sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Value Fund. The Fund’s sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

As noted above, the Board considered each Fund’s performance during the six-month, twelve-month and thirty-six-month periods ended September 30, 2019, as compared to each Fund’s peer group and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results, portfolio composition and investment strategies. The Board also noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Sub-Advisor. The Board also was mindful of the Advisor’s ongoing monitoring of each Sub-Advisor’s performance and the measures undertaken by the Advisor to address any underperformance.

Conclusion. In considering the renewal of the Sub-Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Board reached the following conclusions regarding each Sub-Advisory Agreement, among others: (a) the Sub-Advisor is qualified to manage each Fund’s assets in accordance with the Fund’s investment goals and policies; (b) the Sub-Advisor maintains an appropriate compliance program; (c) the overall performance of each Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices; (d) each Fund’s sub-advisory fee is reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered; and (e) the Sub-Advisor’s investment strategies are appropriate for pursuing the investment goals of each Fund. Based on its conclusions, the Board determined that approval of the Sub-Advisory Agreement with respect to each Fund was in the best interests of the Fund and its shareholders.

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PRIVACY PROTECTION POLICY

We Respect Your Privacy

Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today’s world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.

Our Pledge to Our Clients

•	We collect only the information we need to service your account and administer our business.

•	We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.

•	We make every effort to ensure the accuracy of your information.

We Collect the Following Nonpublic Personal Information About You:

•	Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•	Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.

Categories of Information We Disclose and Parties to Whom We Disclose

We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.

We Place Strict Limits and Controls on the Use and Sharing of Your Information

•	We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.

•	We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.

•	We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.

•	We will not sell your personal information to anyone.

We May Provide Information to Service Your Account

Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians, broker-dealers and marketing service firms to facilitate the servicing of your account. These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. Companies within our corporate family that may receive this information are financial service providers and insurance companies. We do not permit these associated companies to sell the information for their own purposes, and we never sell our customer information.

This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Strategic Trust, Touchstone Variable Series Trust, Touchstone Institutional Funds Trust, Touchstone Securities, Inc.,* and W&S Brokerage Services, Inc.

* Touchstone Securities, Inc. serves as the underwriter to the Touchstone Funds.

A Member of Western & Southern Financial Group®

The Privacy Protection Policy is not part of the Semi-Annual Report.

800.638.8194 • TouchstoneInvestments.com

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Touchstone Investments

Distributor

Touchstone Securities, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203

800.638.8194

www.touchstoneinvestments.com

Investment Advisor

Touchstone Advisors, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, Massachusetts 01581

Shareholder Service

800.543.0407

* A Member of Western & Southern Financial Group

TSF-54BB-TST-SAR-1912

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)        Touchstone Strategic Trust

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	February 28, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	February 28, 2020

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	February 28, 2020

* Print the name and title of each signing officer under his or her signature.